AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 89.8%
Affiliated Mutual Fund — 12.2%
Fixed Income
AST PGIM Fixed Income Central Portfolio*	144,817,547	$1,708,847,059
(cost $1,492,173,221)(wa)
Common Stocks — 53.2%
Aerospace & Defense — 1.8%
AAR Corp.*	5,200	466,286
AerSale Corp.*	16,200	132,678
Airbus SE (France)	59,846	13,975,596
Archer Aviation, Inc. (Class A Stock)*	8,900	85,262
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	32,931	170,639
Astronics Corp.*	33,100	1,509,691
ATI, Inc.*	2,795	227,345
Axon Enterprise, Inc.*	8,550	6,135,822
BAE Systems PLC (United Kingdom)	120,329	3,349,530
Bharat Electronics Ltd. (India)	29,555	134,530
Boeing Co. (The)*	174,976	37,765,070
BWX Technologies, Inc.	1,658	305,686
Curtiss-Wright Corp.	17,902	9,719,712
Elbit Systems Ltd. (Israel)	3,474	1,767,377
Embraer SA (Brazil), ADR	73,983	4,472,272
Firefly Aerospace, Inc.*(a)	1,225	35,917
General Dynamics Corp.	58,695	20,014,995
General Electric Co.	175,665	52,843,545
Hanwha Aerospace Co. Ltd. (South Korea)	1,001	791,626
Hexcel Corp.	4,292	269,108
Hindustan Aeronautics Ltd. (India)	508	27,147
Howmet Aerospace, Inc.	35,970	7,058,393
Huntington Ingalls Industries, Inc.	867	249,618
Karman Holdings, Inc.*	3,424	247,213
L3Harris Technologies, Inc.	17,665	5,395,068
Leonardo SpA (Italy)	16,189	1,035,880
Lockheed Martin Corp.	16,580	8,276,902
Mercury Systems, Inc.*(a)	15,297	1,183,988
Moog, Inc. (Class A Stock)	400	83,068
MTU Aero Engines AG (Germany)	2,527	1,165,800
Northrop Grumman Corp.	19,726	12,019,446
Rheinmetall AG (Germany)	4,962	11,606,968
Rolls-Royce Holdings PLC (United Kingdom)	738,289	11,867,451
RTX Corp.	67,505	11,295,612
Saab AB (Sweden) (Class B Stock)	32,226	1,980,037
Safran SA (France)	39,396	13,980,421
Singapore Technologies Engineering Ltd. (Singapore)	288,800	1,928,472
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	2,406	92,872
StandardAero, Inc.*	1,715	46,802
Textron, Inc.	3,915	330,778
Thales SA (France)	4,239	1,340,008
TransDigm Group, Inc.	993	1,308,794
VSE Corp.(a)	3,858	641,354
Woodward, Inc.	8,164	2,063,124
		249,397,903
	Shares	Value
Common Stocks (continued)
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	15,387	$2,037,239
Deutsche Post AG (Germany)	59,265	2,648,396
Expeditors International of Washington, Inc.	2,868	351,588
FedEx Corp.	36,867	8,693,607
GXO Logistics, Inc.*	2,548	134,764
United Parcel Service, Inc. (Class B Stock)(a)	69,874	5,836,575
		19,702,169
Automobile Components — 0.2%
Adient PLC*	31,800	765,744
Aisin Corp. (Japan)	95,800	1,654,480
Aptiv PLC (United Kingdom)*(a)	52,074	4,489,820
BorgWarner, Inc.	4,853	213,338
Bridgestone Corp. (Japan)	111,400	5,148,704
Cie Generale des Etablissements Michelin SCA (France)	85,882	3,092,931
Continental AG (Germany)	6,925	458,130
Dana, Inc.	83,200	1,667,328
Dorman Products, Inc.*(a)	3,486	543,398
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	11,200	112,816
Gentex Corp.	49,303	1,395,275
Goodyear Tire & Rubber Co. (The)*	52,900	395,692
Hankook Tire & Technology Co. Ltd. (South Korea)	2,292	62,648
Hyundai Mobis Co. Ltd. (South Korea)	205	43,615
Lear Corp.	1,213	122,040
Modine Manufacturing Co.*(a)	6,000	852,960
Phinia, Inc.	1,600	91,968
QuantumScape Corp.*	9,089	111,976
Standard Motor Products, Inc.	25,300	1,032,746
Sumitomo Electric Industries Ltd. (Japan)	71,700	2,040,155
TPR Co. Ltd. (Japan)	241,600	1,985,593
Visteon Corp.	37,700	4,518,722
		30,800,079
Automobiles — 1.2%
Bayerische Motoren Werke AG (Germany)	29,534	2,976,654
BYD Co. Ltd. (China) (Class H Stock)	100,879	1,425,892
Eicher Motors Ltd. (India)	2,118	167,236
Ferrari NV (Italy)	7,451	3,611,655
Ford Motor Co.	696,281	8,327,521
Geely Automobile Holdings Ltd. (China)	41,000	103,001
General Motors Co.	345,639	21,073,610
Harley-Davidson, Inc.	9,574	267,115
Hero MotoCorp Ltd. (India)	386	23,802
Honda Motor Co. Ltd. (Japan)(a)	465,100	4,799,520
Hyundai Motor India Ltd. (India)	9,570	278,427
Kia Corp. (South Korea)	4,951	355,367
Lucid Group, Inc.*(a)	2,271	54,027
Mahindra & Mahindra Ltd. (India)	26,377	1,018,011
Maruti Suzuki India Ltd. (India)	1,050	189,646
Mercedes-Benz Group AG (Germany)	102,170	6,439,775
A1

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Automobiles (cont’d.)
Rivian Automotive, Inc. (Class A Stock)*(a)	17,191	$252,364
Subaru Corp. (Japan)	45,100	919,107
Suzuki Motor Corp. (Japan)	131,400	1,913,037
Tata Motors Ltd. (India)	17,190	131,721
Tesla, Inc.*	222,571	98,981,775
Thor Industries, Inc.	1,157	119,969
Toyota Motor Corp. (Japan)	481,300	9,244,072
TVS Motor Co. Ltd. (India)	518	20,061
Yamaha Motor Co. Ltd. (Japan)	80,600	603,473
Zhejiang Leapmotor Technology Co. Ltd. (China) (Class H Stock), 144A*	4,300	36,685
		163,333,523
Banks — 3.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	133,131	4,270,783
Absa Group Ltd. (South Africa)	110,199	1,156,469
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	20,613	81,912
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	14,771	87,684
Agricultural Bank of China Ltd. (China) (Class H Stock)	99,000	66,634
AIB Group PLC (Ireland)	313,255	2,855,865
Akbank TAS (Turkey)	375,253	567,074
Ameris Bancorp	10,762	788,962
AMMB Holdings Bhd (Malaysia)	32,200	43,239
ANZ Group Holdings Ltd. (Australia)	91,704	2,013,686
Arab National Bank (Saudi Arabia)	1,546	10,191
Banco Bilbao Vizcaya Argentaria SA (Spain)	438,130	8,442,604
Banco Bradesco SA (Brazil)	4,732	13,532
Banco do Brasil SA (Brazil)	48,900	202,133
Banco Santander SA (Spain)	845,166	8,869,441
Bank Hapoalim BM (Israel)	95,483	1,940,901
Bank Leumi Le-Israel BM (Israel)	32,653	643,349
Bank of America Corp.	425,927	21,973,574
Bank of Beijing Co. Ltd. (China) (Class A Stock)	37,000	28,606
Bank of Changsha Co. Ltd. (China) (Class A Stock)	29,100	36,090
Bank of China Ltd. (China) (Class H Stock)	393,000	214,816
Bank of Communications Co. Ltd. (China) (Class H Stock)	97,000	81,277
Bank of Ireland Group PLC (Ireland)	33,482	554,372
Bank of Marin Bancorp	43,600	1,058,608
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	27,600	34,696
Bank OZK	2,402	122,454
Bank Polska Kasa Opieki SA (Poland)	12,664	610,320
Bankinter SA (Spain)	19,833	313,526
BankUnited, Inc.	45,900	1,751,544
Banque Saudi Fransi (Saudi Arabia)	24,176	115,072
Barclays PLC (United Kingdom)	1,582,863	8,144,345
BayCom Corp.	13,100	376,625
Beacon Financial Corp.	15,700	372,247
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
BNP Paribas SA (France)	73,640	$6,735,320
BOC Hong Kong Holdings Ltd. (China)	467,500	2,190,132
BOK Financial Corp.	515	57,392
Cadence Bank	3,500	131,390
CaixaBank SA (Spain)	444,703	4,696,916
Canadian Imperial Bank of Commerce (Canada)	6,800	543,384
Canara Bank (India)	57,219	79,736
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	71,000	60,965
China Construction Bank Corp. (China) (Class H Stock)	727,000	697,314
China Everbright Bank Co. Ltd. (China) (Class H Stock)	1,487,000	618,996
Citigroup, Inc.	91,353	9,272,329
Citizens Financial Group, Inc.	9,513	505,711
Columbia Banking System, Inc.	8,227	211,763
Comerica, Inc.	2,831	193,980
Commerce Bancshares, Inc.	2,750	164,340
Commerzbank AG (Germany)	26,948	1,020,306
Commonwealth Bank of Australia (Australia)	69,378	7,661,661
ConnectOne Bancorp, Inc.	18,600	461,466
Credit Agricole SA (France)	109,393	2,155,707
Cullen/Frost Bankers, Inc.	1,319	167,210
Customers Bancorp, Inc.*	17,400	1,137,438
Danske Bank A/S (Denmark)	40,236	1,718,664
DBS Group Holdings Ltd. (Singapore)	192,950	7,651,974
Dime Community Bancshares, Inc.	26,800	799,444
East West Bancorp, Inc.	48,420	5,154,309
Eastern Bankshares, Inc.(a)	109,702	1,991,091
Emirates NBD Bank PJSC (United Arab Emirates)	3,103	20,529
Erste Group Bank AG (Austria)	16,778	1,649,320
Eurobank Ergasias Services & Holdings SA (Greece)	21,743	84,109
Fifth Third Bancorp(a)	14,532	647,401
First Abu Dhabi Bank PJSC (United Arab Emirates)	30,696	130,702
First Citizens BancShares, Inc. (Class A Stock)	208	372,145
First Commonwealth Financial Corp.	62,300	1,062,215
First Financial Bancorp	51,000	1,287,750
First Hawaiian, Inc.	2,895	71,883
First Horizon Corp.	200,098	4,524,216
First Interstate BancSystem, Inc. (Class A Stock)	6,322	201,482
Flushing Financial Corp.	5,300	73,193
FNB Corp.	7,975	128,477
Fulton Financial Corp.	57,000	1,061,910
Grupo Cibest SA (Colombia)	977	15,077
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	66,300	665,878
Haci Omer Sabanci Holding A/S (Turkey)	254,880	533,073
Hana Financial Group, Inc. (South Korea)	3,101	192,805
Hancock Whitney Corp.(a)	27,800	1,740,558

A2

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
HDFC Bank Ltd. (India)	17,622	$188,850
Heritage Financial Corp.	16,464	398,264
Hilltop Holdings, Inc.	25,700	858,894
HSBC Holdings PLC (United Kingdom)	1,297,882	18,317,164
Huaxia Bank Co. Ltd. (China) (Class A Stock)	46,700	43,142
Huntington Bancshares, Inc.	31,604	545,801
ICICI Bank Ltd. (India)	5,536	83,899
Independent Bank Corp.(a)	25,200	1,743,084
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	867,000	638,411
Industrial Bank Co. Ltd. (China) (Class A Stock)	15,900	44,304
Industrial Bank of Korea (South Korea)	2,729	37,865
ING Groep NV (Netherlands)	350,096	9,178,031
Intesa Sanpaolo SpA (Italy)	1,289,110	8,532,847
Japan Post Bank Co. Ltd. (Japan)	121,600	1,488,982
JPMorgan Chase & Co.	279,233	88,078,465
Kasikornbank PCL (Thailand)	13,300	68,792
KB Financial Group, Inc. (South Korea)	2,718	224,333
KBC Group NV (Belgium)	11,950	1,432,075
KeyCorp	20,737	387,574
Krung Thai Bank PCL (Thailand)	132,300	101,223
Lloyds Banking Group PLC (United Kingdom)	4,774,601	5,402,869
M&T Bank Corp.	49,120	9,707,094
Metropolitan Bank Holding Corp.	14,300	1,069,926
Midland States Bancorp, Inc.	12,800	219,392
MidWestOne Financial Group, Inc.	7,496	212,062
Mitsubishi UFJ Financial Group, Inc. (Japan)	550,900	8,886,776
Mizrahi Tefahot Bank Ltd. (Israel)	3,564	234,175
Mizuho Financial Group, Inc. (Japan)	122,000	4,101,137
Moneta Money Bank A/S (Czech Republic), 144A	11,754	93,809
MVB Financial Corp.	17,500	438,550
National Australia Bank Ltd. (Australia)	186,111	5,429,189
NatWest Group PLC (United Kingdom)	986,913	6,970,915
Nedbank Group Ltd. (South Africa)	83,947	1,037,793
Nordea Bank Abp (Finland)	254,919	4,196,931
NU Holdings Ltd. (Brazil) (Class A Stock)*	140,085	2,242,761
Oversea-Chinese Banking Corp. Ltd. (Singapore)	90,100	1,148,740
Peapack-Gladstone Financial Corp.	30,000	828,000
Ping An Bank Co. Ltd. (China) (Class A Stock)	26,400	42,018
Pinnacle Financial Partners, Inc.	1,621	152,034
Piraeus Financial Holdings SA (Greece)*	5,999	50,957
PNC Financial Services Group, Inc. (The)	164,346	33,022,042
Popular, Inc. (Puerto Rico)	1,353	171,845
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	2,633	51,161
Prosperity Bancshares, Inc.(a)	2,095	139,003
Qatar National Bank QPSC (Qatar)	2,475	12,631
Regions Financial Corp.	263,742	6,954,877
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Renasant Corp.(a)	24,076	$888,164
Resona Holdings, Inc. (Japan)	149,700	1,526,535
Riyad Bank (Saudi Arabia)	21,349	154,797
Saudi Awwal Bank (Saudi Arabia)	1,170	10,011
Saudi National Bank (The) (Saudi Arabia)	15,572	162,618
Sberbank of Russia PJSC (Russia)*^	83,328	—
Seacoast Banking Corp. of Florida	18,400	559,912
Shinhan Financial Group Co. Ltd. (South Korea)	3,933	198,294
Simmons First National Corp. (Class A Stock)	78,600	1,506,762
Societe Generale SA (France)	71,292	4,746,359
SOUTHSTATE BANK Corp.	1,760	174,011
Standard Bank Group Ltd. (South Africa)	41,400	566,397
Standard Chartered PLC (United Kingdom)	170,315	3,305,400
Sumitomo Mitsui Financial Group, Inc. (Japan)	187,400	5,272,101
Svenska Handelsbanken AB (Sweden) (Class A Stock)	152,478	1,989,478
Swedbank AB (Sweden) (Class A Stock)	119,336	3,602,241
Synovus Financial Corp.	3,098	152,050
Texas Capital Bancshares, Inc.*	20,100	1,699,053
Toronto-Dominion Bank (The) (Canada)	1,000	79,960
Truist Financial Corp.	262,247	11,989,933
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	1,572,907	536,529
U.S. Bancorp	33,939	1,640,272
UniCredit SpA (Italy)	109,784	8,354,026
United Community Banks, Inc.	27,000	846,450
Unity Bancorp, Inc.	1,800	87,966
Webster Financial Corp.	3,699	219,869
Wells Fargo & Co.	316,178	26,502,040
Western Alliance Bancorp	4,980	431,866
Westpac Banking Corp. (Australia)	190,108	4,898,104
Wintrust Financial Corp.	24,976	3,307,821
Woori Financial Group, Inc. (South Korea)	8,373	155,061
Yapi ve Kredi Bankasi A/S (Turkey)*	686,761	561,831
Zions Bancorp NA	3,220	182,188
		449,901,078
Beverages — 0.3%
Ambev SA (Brazil)	4,900	11,112
Anheuser-Busch InBev SA/NV (Belgium)	66,437	3,971,384
Asahi Group Holdings Ltd. (Japan)	63,900	766,093
Boston Beer Co., Inc. (The) (Class A Stock)*	3,313	700,434
Brown-Forman Corp. (Class A Stock)	750	20,183
Brown-Forman Corp. (Class B Stock)	3,406	92,235
Carlsberg A/S (Denmark) (Class B Stock)	2,683	312,296
Celsius Holdings, Inc.*	168,536	9,689,135

A3

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Coca-Cola Co. (The)	105,347	$6,986,613
Coca-Cola Consolidated, Inc.	1,020	119,503
Coca-Cola HBC AG (Italy)*	37,955	1,790,664
Constellation Brands, Inc. (Class A Stock)	3,034	408,589
Diageo PLC (United Kingdom)	139,337	3,334,012
Keurig Dr. Pepper, Inc.	120,179	3,065,766
Kirin Holdings Co. Ltd. (Japan)	80,000	1,172,091
Molson Coors Beverage Co. (Class B Stock)	3,757	170,004
Monster Beverage Corp.*	46,000	3,096,260
Nongfu Spring Co. Ltd. (China) (Class H Stock), 144A	11,200	77,401
PepsiCo, Inc.	50,043	7,028,039
Primo Brands Corp.	4,390	97,019
Suntory Beverage & Food Ltd. (Japan)	19,600	612,577
		43,521,410
Biotechnology — 0.9%
AbbVie, Inc.	123,356	28,561,848
ACADIA Pharmaceuticals, Inc.*	88,900	1,897,126
ADMA Biologics, Inc.*(a)	37,200	545,352
Agios Pharmaceuticals, Inc.*	20,700	830,898
Akebia Therapeutics, Inc.*	60,800	165,984
Akero Therapeutics, Inc.*	10,700	508,036
Akeso, Inc. (China), 144A*	29,758	540,646
Alkermes PLC*	36,800	1,104,000
Amgen, Inc.	59,766	16,865,965
Apellis Pharmaceuticals, Inc.*	8,281	187,399
Apogee Therapeutics, Inc.*	2,900	115,217
Arcellx, Inc.*	2,000	164,200
Arcutis Biotherapeutics, Inc.*	39,456	743,746
Ardelyx, Inc.*	71,800	395,618
Argenx SE (Netherlands)*	4,785	3,535,395
Argenx SE (Netherlands), ADR*	3,804	2,805,678
ARS Pharmaceuticals, Inc.*	7,900	79,395
Avidity Biosciences, Inc.*	22,100	962,897
BeOne Medicines Ltd. (China) (Class H Stock)*	1,500	40,025
BioCryst Pharmaceuticals, Inc.*	77,900	591,261
Biogen, Inc.*	49,445	6,926,256
BioMarin Pharmaceutical, Inc.*	17,834	965,889
Bridgebio Pharma, Inc.*	25,800	1,340,052
Catalyst Pharmaceuticals, Inc.*	39,300	774,210
CRISPR Therapeutics AG (Switzerland)*(a)	1,400	90,734
CSL Ltd.	30,355	3,993,087
Cytokinetics, Inc.*	3,300	181,368
Emergent BioSolutions, Inc.*	15,600	137,592
Exact Sciences Corp.*	3,338	182,622
Exelixis, Inc.*	28,680	1,184,484
Genmab A/S (Denmark)*	4,097	1,264,122
Gilead Sciences, Inc.	188,224	20,892,864
Halozyme Therapeutics, Inc.*(a)	7,300	535,382
Incyte Corp.*	21,779	1,847,077
Innovent Biologics, Inc. (China), 144A*	59,060	735,364
Insmed, Inc.*	895	128,889
Ionis Pharmaceuticals, Inc.*	322	21,065
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Kodiak Sciences, Inc.*	9,600	$157,152
Kura Oncology, Inc.*	15,600	138,060
Madrigal Pharmaceuticals, Inc.*(a)	800	366,928
MiMedx Group, Inc.*	89,300	623,314
Mineralys Therapeutics, Inc.*	19,800	750,816
Mirati Therapeutics, Inc.^	1,574	—
Mirum Pharmaceuticals, Inc.*(a)	12,000	879,720
Moderna, Inc.*	7,854	202,869
Neurocrine Biosciences, Inc.*	5,500	772,090
Newamsterdam Pharma Co. NV (Netherlands)*(a)	13,133	373,503
Protagonist Therapeutics, Inc.*	15,100	1,003,093
PTC Therapeutics, Inc.*	16,900	1,037,153
Regeneron Pharmaceuticals, Inc.	3,481	1,957,262
Revolution Medicines, Inc.*	3,195	149,206
Rhythm Pharmaceuticals, Inc.*	11,100	1,120,989
Rigel Pharmaceuticals, Inc.*	19,300	546,769
Roivant Sciences Ltd.*	8,911	134,823
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (China) (Class H Stock)*	7,083	467,674
Soleno Therapeutics, Inc.*	3,200	216,320
Swedish Orphan Biovitrum AB (Sweden)*	34,658	1,059,434
TG Therapeutics, Inc.*	4,600	166,175
Travere Therapeutics, Inc.*	14,000	334,600
uniQure NV (Netherlands)*	1,220	71,211
United Therapeutics Corp.*(a)	989	414,599
Vanda Pharmaceuticals, Inc.*	50,800	253,492
Veracyte, Inc.*	7,500	257,475
Vertex Pharmaceuticals, Inc.*	41,947	16,428,123
Viking Therapeutics, Inc.*	1,145	30,091
Vir Biotechnology, Inc.*	37,500	214,125
		131,968,809
Broadline Retail — 1.9%
Alibaba Group Holding Ltd. (China)	86,436	1,933,065
Alibaba Group Holding Ltd. (China), ADR(a)	10,823	1,934,395
Amazon.com, Inc.*	925,393	203,188,541
Coupang, Inc. (South Korea)*	50,700	1,632,540
Dillard’s, Inc. (Class A Stock)	45	27,652
eBay, Inc.	75,642	6,879,640
Etsy, Inc.*	969	64,332
Falabella SA (Chile)	22,209	131,677
Groupon, Inc.*(a)	14,300	333,905
JD.com, Inc. (China), ADR	4,400	153,912
Macy’s, Inc.	13,380	239,903
MercadoLibre, Inc. (Brazil)*	6,660	15,564,020
Naspers Ltd. (South Africa) (Class N Stock)	513	186,410
Next PLC (United Kingdom)	27,685	4,615,197
Ollie’s Bargain Outlet Holdings, Inc.*	15,485	1,988,274
Pan Pacific International Holdings Corp. (Japan)	204,000	1,343,124
PDD Holdings, Inc. (China), ADR*	600	79,302
Prosus NV (China)*	120,607	8,528,730
Savers Value Village, Inc.*	12,000	159,000

A4

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Broadline Retail (cont’d.)
Sea Ltd. (Singapore), ADR*	59,996	$10,723,085
Vipshop Holdings Ltd. (China), ADR	32,200	632,408
Vishal Mega Mart Ltd. (India)*	92,648	155,519
Wesfarmers Ltd. (Australia)	17,521	1,065,861
		261,560,492
Building Products — 0.4%
A.O. Smith Corp.	2,541	186,535
Advanced Drainage Systems, Inc.	1,260	174,762
AGC, Inc. (Japan)	16,800	547,887
Allegion PLC	1,892	335,546
Armstrong World Industries, Inc.	53,509	10,488,299
Assa Abloy AB (Sweden) (Class B Stock)	70,824	2,465,234
AZZ, Inc.	4,400	480,172
Belimo Holding AG (Switzerland)	1,430	1,503,940
Builders FirstSource, Inc.*	2,401	291,121
Bunka Shutter Co. Ltd. (Japan)	57,000	878,487
Carlisle Cos., Inc.	838	275,669
Carrier Global Corp.	124,890	7,455,933
Cie de Saint-Gobain SA (France)	18,628	2,018,373
Fortune Brands Innovations, Inc.	2,724	145,434
Griffon Corp.	2,803	213,449
Hayward Holdings, Inc.*	27,437	414,848
Johnson Controls International PLC	136,956	15,058,312
Masco Corp.	4,649	327,243
Owens Corning	50,578	7,154,764
Resideo Technologies, Inc.*	96,500	4,166,870
ROCKWOOL A/S (Denmark) (Class B Stock)	52,103	1,942,472
Simpson Manufacturing Co., Inc.	840	140,666
Trane Technologies PLC	6,900	2,911,524
Trex Co., Inc.*	1,660	85,772
		59,663,312
Capital Markets — 1.9%
3i Group PLC (United Kingdom)	93,636	5,161,495
Acadian Asset Management, Inc.	14,716	708,723
Affiliated Managers Group, Inc.	624	148,780
Ameriprise Financial, Inc.	175	85,969
Amundi SA (France), 144A	52,879	4,202,536
Anand Rathi Wealth Ltd. (India)	1,322	42,081
Artisan Partners Asset Management, Inc. (Class A Stock)	35,200	1,527,680
B3 SA - Brasil Bolsa Balcao (Brazil)	215,400	540,296
Banco BTG Pactual SA (Brazil), UTS	214,610	1,948,012
Bank of New York Mellon Corp. (The)	188,823	20,574,154
BGC Group, Inc. (Class A Stock)	124,000	1,173,040
Blackrock, Inc.	3,312	3,861,361
Blackstone, Inc.	11,278	1,926,846
Brookfield Asset Management Ltd. (Canada) (Class A Stock)	4,845	275,874
BSE Ltd. (India)	16,765	384,588
Carlyle Group, Inc. (The)	5,316	333,313
Cboe Global Markets, Inc.	2,294	562,604
Charles Schwab Corp. (The)	127,727	12,194,097
CME Group, Inc.	7,819	2,112,616
Coinbase Global, Inc. (Class A Stock)*	4,112	1,387,759
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Daiwa Securities Group, Inc. (Japan)	43,600	$354,297
Deutsche Bank AG (Germany)	168,321	5,961,221
Euronext NV (Netherlands), 144A	9,672	1,448,009
Evercore, Inc. (Class A Stock)	818	275,928
FactSet Research Systems, Inc.	690	197,678
Franklin Resources, Inc.(a)	128,564	2,973,685
Futu Holdings Ltd. (Hong Kong), ADR	14,040	2,441,696
Goldman Sachs Group, Inc. (The)	31,533	25,111,305
Guosen Securities Co. Ltd. (China) (Class A Stock)	13,100	24,914
HDFC Asset Management Co. Ltd. (India), 144A	2,812	175,187
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	107,552	6,105,787
Houlihan Lokey, Inc.	22,097	4,536,956
Huatai Securities Co. Ltd. (China) (Class A Stock)	601,508	1,842,319
Interactive Brokers Group, Inc. (Class A Stock)(a)	8,904	612,684
Intercontinental Exchange, Inc.	34,607	5,830,587
Invesco Ltd.	304,393	6,982,775
Janus Henderson Group PLC	134,046	5,966,388
Japan Exchange Group, Inc. (Japan)	111,300	1,242,885
Jefferies Financial Group, Inc.	2,607	170,550
KKR & Co., Inc.	33,800	4,392,310
Korea Investment Holdings Co. Ltd. (South Korea)	42,718	4,418,025
Lazard, Inc.	1,012	53,413
LPL Financial Holdings, Inc.	9,928	3,302,946
Macquarie Group Ltd. (Australia)	3,541	513,976
Marex Group PLC (United Kingdom)	7,096	238,568
MarketAxess Holdings, Inc.	7,450	1,298,163
Mirae Asset Securities Co. Ltd. (South Korea)	37,878	578,450
Moelis & Co. (Class A Stock)	13,621	971,450
Morgan Stanley	123,502	19,631,878
Morningstar, Inc.	5,520	1,280,695
MSCI, Inc.	775	439,743
Nasdaq, Inc.	168,415	14,896,307
NH Investment & Securities Co. Ltd. (South Korea)	69,920	968,230
Nomura Holdings, Inc. (Japan)	160,600	1,176,985
Northern Trust Corp.	83,571	11,248,657
Partners Group Holding AG (Switzerland)	186	243,364
Piper Sandler Cos.	900	312,291
Raymond James Financial, Inc.(a)	76,704	13,239,110
Robinhood Markets, Inc. (Class A Stock)*	24,449	3,500,608
S&P Global, Inc.	37,868	18,430,734
SBI Holdings, Inc. (Japan)	100,800	4,388,578
Schroders PLC (United Kingdom)	99,612	505,485
SEI Investments Co.	2,335	198,125
Singapore Exchange Ltd. (Singapore)	322,700	4,142,625
State Street Corp.(a)	6,198	719,030
Stifel Financial Corp.	2,224	252,357
T. Rowe Price Group, Inc.(a)	4,802	492,877
TMX Group Ltd. (Canada)	37,071	1,418,165

A5

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
TPG, Inc.	285	$16,373
Tradeweb Markets, Inc. (Class A Stock)	2,063	228,952
UBS Group AG (Switzerland)	301,200	12,383,402
Virtu Financial, Inc. (Class A Stock)	39,115	1,388,583
Virtus Investment Partners, Inc.	1,700	323,051
XP, Inc. (Brazil) (Class A Stock)(a)	93,281	1,752,750
		260,752,931
Chemicals — 0.5%
AdvanSix, Inc.	34,800	674,424
Air Liquide SA (France)	25,789	5,373,309
Air Products & Chemicals, Inc.	4,832	1,317,783
Albemarle Corp.	2,614	211,943
Asahi Kasei Corp. (Japan)	286,800	2,254,170
Ashland, Inc.	1,094	52,414
Avient Corp.	9,210	303,469
Axalta Coating Systems Ltd.*	4,916	140,696
Celanese Corp.	1,989	83,697
CF Industries Holdings, Inc.	3,558	319,153
Corteva, Inc.	32,307	2,184,922
Dow, Inc.	15,576	357,158
DSM-Firmenich AG (Switzerland)	7,299	622,739
DuPont de Nemours, Inc.	115,281	8,980,390
Eastman Chemical Co.(a)	71,074	4,481,216
Ecolab, Inc.	13,753	3,766,397
Ecovyst, Inc.*	8,400	73,584
Element Solutions, Inc.	10,146	255,375
Evonik Industries AG (Germany)	77,786	1,352,627
FMC Corp.	2,847	95,745
Givaudan SA (Switzerland)	145	591,461
Huntsman Corp.	4,050	36,369
Ingevity Corp.*	7,200	397,368
International Flavors & Fragrances, Inc.	28,041	1,725,643
Linde PLC	30,874	14,665,150
LyondellBasell Industries NV (Class A Stock)(a)	5,659	277,517
Mativ Holdings, Inc.	10,800	122,148
Meihua Holdings Group Co. Ltd. (China) (Class A Stock)	11,100	16,537
Mesaieed Petrochemical Holding Co. (Qatar)	1,532,463	546,579
Mitsubishi Chemical Group Corp. (Japan)	77,600	445,746
Mosaic Co. (The)	7,006	242,968
NewMarket Corp.	145	120,090
Nitto Denko Corp. (Japan)	61,700	1,462,583
Olin Corp.	2,722	68,023
PhosAgro PJSC (Russia)^	14,357	—
PhosAgro PJSC (Russia), GDR*^	279	—
Pidilite Industries Ltd. (India)	2,940	48,596
PPG Industries, Inc.	4,973	522,712
RPM International, Inc.	2,481	292,460
SABIC Agri-Nutrients Co. (Saudi Arabia)	1,024	32,568
Sasol Ltd. (South Africa)*	141,435	880,119
Saudi Aramco Base Oil Co. (Saudi Arabia)	1,260	30,014
Scotts Miracle-Gro Co. (The)	810	46,129
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The)	490	$169,667
Shin-Etsu Chemical Co. Ltd. (Japan)	111,600	3,654,179
Solar Industries India Ltd. (India)	2,869	430,948
Toray Industries, Inc. (Japan)	40,800	260,294
Westlake Corp.	829	63,883
Yara International ASA (Brazil)	117,375	4,302,261
Yunnan Yuntianhua Co. Ltd. (China) (Class A Stock)	11,300	42,544
Zhejiang Juhua Co. Ltd. (China) (Class A Stock)	6,000	33,766
Zhejiang NHU Co. Ltd. (China) (Class A Stock)	11,400	38,148
		64,467,681
Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	35,500	1,637,260
ACCO Brands Corp.	186,000	742,142
ACV Auctions, Inc. (Class A Stock)*	28,894	286,340
Brambles Ltd. (Australia)	251,899	4,133,073
CECO Environmental Corp.*	1,900	97,280
Cintas Corp.	4,000	821,040
Clean Harbors, Inc.*	1,116	259,158
Copart, Inc.*	1,165	52,390
CoreCivic, Inc.*	63,400	1,290,190
Dai Nippon Printing Co. Ltd. (Japan)	146,400	2,489,494
Deluxe Corp.	73,400	1,421,024
HNI Corp.(a)	33,400	1,564,790
Interface, Inc.	42,700	1,235,738
MSA Safety, Inc.	833	143,334
Pitney Bowes, Inc.(a)	13,700	156,317
RB Global, Inc. (Canada)	9,815	1,063,553
Republic Services, Inc.	29,520	6,774,250
Securitas AB (Sweden) (Class B Stock)	67,954	1,024,277
Tetra Tech, Inc.	4,790	159,890
TOPPAN Holdings, Inc. (Japan)	20,800	532,938
Veralto Corp.	29,172	3,110,027
		28,994,505
Communications Equipment — 0.6%
Accton Technology Corp. (Taiwan)	22,000	760,787
Arista Networks, Inc.*	100,204	14,600,725
Calix, Inc.*	26,800	1,644,716
Ciena Corp.*	3,099	451,431
Cisco Systems, Inc.	707,504	48,407,424
CommScope Holding Co., Inc.*	69,800	1,080,504
Extreme Networks, Inc.*	7,600	156,940
F5, Inc.*	1,266	409,158
Lumentum Holdings, Inc.*	1,410	229,421
Motorola Solutions, Inc.	2,087	954,364
NetScout Systems, Inc.*	61,200	1,580,796
Nokia OYJ (Finland)	673,882	3,240,563
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	468,019	3,878,009
Viavi Solutions, Inc.*	123,900	1,572,291
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	200	11,400
		78,978,529

A6

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	26,529	$2,126,514
AECOM	2,908	379,407
API Group Corp.*	7,927	272,451
Arcosa, Inc.	25,900	2,427,089
AtkinsRealis Group, Inc. (Canada)	9,077	655,094
Bouygues SA (France)	46,277	2,087,263
China Communications Services Corp. Ltd. (China) (Class H Stock)	192,000	113,369
China Railway Group Ltd. (China) (Class H Stock)	208,000	104,981
Comfort Systems USA, Inc.	3,995	3,296,594
Eiffage SA (France)	24,978	3,200,129
EMCOR Group, Inc.	634	411,808
Everus Construction Group, Inc.*	1,169	100,242
Ferrovial SE	26,635	1,529,921
Gamuda Bhd (Malaysia)	21,000	27,659
Great Lakes Dredge & Dock Corp.*	17,557	210,508
Kajima Corp. (Japan)	9,000	262,304
MasTec, Inc.*	10,617	2,259,404
MYR Group, Inc.*	6,200	1,289,786
Primoris Services Corp.(a)	21,000	2,883,930
Quanta Services, Inc.	5,631	2,333,599
Skanska AB (Sweden) (Class B Stock)	29,946	777,275
Stantec, Inc. (Canada)	4,137	446,161
Sterling Infrastructure, Inc.*(a)	2,800	951,104
Taisei Corp. (Japan)	5,400	371,073
Tutor Perini Corp.*	62,800	4,119,052
Valmont Industries, Inc.	444	172,152
Vinci SA (France)	55,043	7,649,434
WillScot Holdings Corp.	3,097	65,378
		40,523,681
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	6,500	19,575
Cemex SAB de CV (Mexico), UTS	982,800	883,331
China National Building Material Co. Ltd. (China) (Class H Stock)	1,072,000	759,600
CRH PLC	38,245	4,585,575
Eagle Materials, Inc.	491	114,423
Heidelberg Materials AG (Germany)	16,941	3,829,441
Holcim AG*	44,557	3,801,807
James Hardie Industries PLC*	1,106	21,246
JK Cement Ltd. (India)	903	64,051
Martin Marietta Materials, Inc.	7,709	4,858,828
Vulcan Materials Co.	2,800	861,336
		19,799,213
Consumer Finance — 0.2%
Ally Financial, Inc.	5,405	211,876
American Express Co.	10,419	3,460,775
Bread Financial Holdings, Inc.	22,700	1,265,979
Capital One Financial Corp.	40,047	8,513,191
Credit Acceptance Corp.*	34	15,876
Enova International, Inc.*	16,300	1,875,967
Green Dot Corp. (Class A Stock)*	79,500	1,067,685
LendingClub Corp.*	8,100	123,039
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Muthoot Finance Ltd. (India)	5,535	$191,407
NerdWallet, Inc. (Class A Stock)*	24,800	266,848
OneMain Holdings, Inc.(a)	20,272	1,144,557
PROG Holdings, Inc.	4,600	148,856
Qifu Technology, Inc. (China), ADR	3,000	86,340
SLM Corp.	4,108	113,709
SoFi Technologies, Inc.*	21,126	558,149
Synchrony Financial	65,132	4,627,629
Upstart Holdings, Inc.*(a)	17,000	863,600
		24,535,483
Consumer Staples Distribution & Retail — 0.9%
Aeon Co. Ltd. (Japan)	115,900	1,406,824
Albertson’s Cos., Inc. (Class A Stock)	9,047	158,413
BJ’s Wholesale Club Holdings, Inc.*	2,474	230,701
Carrefour SA (France)	22,882	346,771
Casey’s General Stores, Inc.	693	391,767
Coles Group Ltd. (Australia)	174,895	2,692,128
Costco Wholesale Corp.	34,123	31,585,272
CP ALL PCL (Thailand)	13,000	18,948
Dollar General Corp.	4,820	498,147
Dollar Tree, Inc.*	32,932	3,107,793
Empire Co. Ltd. (Canada)	15,900	570,673
Endeavour Group Ltd. (Australia)	136,741	328,290
George Weston Ltd. (Canada)	15,900	969,858
JD Health International, Inc. (China), 144A*	215,505	1,835,025
Kesko OYJ (Finland) (Class B Stock)	14,744	313,780
Koninklijke Ahold Delhaize NV (Netherlands)	130,868	5,295,508
Kroger Co. (The)	113,727	7,666,337
Loblaw Cos. Ltd. (Canada)	26,400	1,021,134
Magnit PJSC (Russia)*^	5,159	—
Maplebear, Inc.*	3,871	142,298
Marks & Spencer Group PLC (United Kingdom)	151,437	742,970
Nahdi Medical Co. (Saudi Arabia)	4,611	146,315
Performance Food Group Co.*(a)	10,977	1,142,047
Seven & i Holdings Co. Ltd. (Japan)	68,000	912,453
Sysco Corp.	14,120	1,162,641
Target Corp.	121,315	10,881,955
Tesco PLC (United Kingdom)	786,258	4,712,587
United Natural Foods, Inc.*	9,765	367,359
US Foods Holding Corp.*	43,050	3,298,491
Walgreens Boots Alliance, Inc.^	16,732	2
Walmart, Inc.	490,598	50,561,030
		132,507,517
Containers & Packaging — 0.1%
Amcor PLC	50,641	414,243
AptarGroup, Inc.	1,461	195,277
Avery Dennison Corp.	1,450	235,147
Ball Corp.	6,131	309,125
Crown Holdings, Inc.	64,376	6,218,078
Graphic Packaging Holding Co.	6,627	129,690
International Paper Co.(a)	11,481	532,719
Klabin SA (Brazil), UTS	163,980	553,353
O-I Glass, Inc.*	59,900	776,903

A7

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
Packaging Corp. of America	1,939	$422,566
Sealed Air Corp.	2,900	102,515
Silgan Holdings, Inc.	2,031	87,353
Smurfit WestRock PLC	11,421	486,192
Sonoco Products Co.	2,256	97,211
TriMas Corp.	10,400	401,856
		10,962,228
Distributors — 0.0%
D’ieteren Group (Belgium)	2,875	539,632
Genuine Parts Co.	3,046	422,175
LKQ Corp.	5,754	175,727
Pool Corp.	510	158,136
		1,295,670
Diversified Consumer Services — 0.1%
ADT, Inc.	720,584	6,276,287
Adtalem Global Education, Inc.*	10,300	1,590,835
Bright Horizons Family Solutions, Inc.*	1,126	122,250
China East Education Holdings Ltd. (China), 144A*	16,500	16,197
Coursera, Inc.*	7,200	84,312
Frontdoor, Inc.*	46,427	3,124,073
Graham Holdings Co. (Class B Stock)	200	235,462
Grand Canyon Education, Inc.*	478	104,930
H&R Block, Inc.	2,438	123,290
Laureate Education, Inc.*	99,600	3,141,384
Perdoceo Education Corp.	75,100	2,828,266
Service Corp. International	3,089	257,067
Stubhub Holdings, Inc. (Class A Stock)*(a)	6,681	112,508
		18,016,861
Diversified REITs — 0.1%
Activia Properties, Inc. (Japan)	146	132,889
CapitaLand Integrated Commercial Trust (Singapore)	262,949	466,983
Covivio SA (France)	43,470	2,929,848
Essential Properties Realty Trust, Inc.	12,101	360,126
GPT Group (The) (Australia)	82,495	292,903
Merlin Properties Socimi SA (Spain)	33,421	506,119
Stockland (Australia)	671,250	2,714,680
WP Carey, Inc.	4,781	323,052
		7,726,600
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	598,327	16,896,754
BCE, Inc. (Canada)	15,600	364,527
Deutsche Telekom AG (Germany)	326,154	11,111,894
Elisa OYJ (Finland)	18,620	977,331
Frontier Communications Parent, Inc.*	5,442	203,259
GCI Liberty, Inc. (Class A Stock)*	71	2,666
GCI Liberty, Inc. (Class C Stock)*	406	15,132
Globalstar, Inc.*	8,600	312,954
Hellenic Telecommunications Organization SA (Greece)	28,680	543,122
Iridium Communications, Inc.	2,015	35,182
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Koninklijke KPN NV (Netherlands)	458,162	$2,198,967
LG Uplus Corp. (South Korea)	13,251	144,940
Liberty Global Ltd. (Belgium) (Class A Stock)*	2,730	31,286
Liberty Global Ltd. (Belgium) (Class C Stock)*	2,480	29,140
Lumen Technologies, Inc.*	27,400	167,688
NTT, Inc. (Japan)	510,400	533,532
Ooredoo QPSC (Qatar)	24,238	91,013
Orange SA (France)	50,948	826,426
Quebecor, Inc. (Canada) (Class B Stock)	1,900	59,825
Saudi Telecom Co. (Saudi Arabia)	6,689	78,657
Telenor ASA (Norway)	101,725	1,687,973
Telia Co. AB (Sweden)	541,583	2,066,122
Telstra Group Ltd. (Australia)	622,139	1,983,456
Verizon Communications, Inc.	346,047	15,208,766
		55,570,612
Electric Utilities — 0.8%
Acciona SA (Spain)	4,508	905,831
Alliant Energy Corp.	5,621	378,912
American Electric Power Co., Inc.(a)	93,829	10,555,762
Centrais Eletricas Brasileiras SA (Brazil)	13,124	129,508
Chubu Electric Power Co., Inc. (Japan)	131,000	1,819,330
Constellation Energy Corp.	69,128	22,747,951
CPFL Energia SA (Brazil)	1,900	14,012
Duke Energy Corp.	16,891	2,090,261
Edison International	8,321	459,985
Endesa SA (Spain)	20,450	653,466
Enel Americas SA (Chile)	216,019	21,794
Enel SpA (Italy)	1,614,125	15,296,321
Entergy Corp.	43,182	4,024,131
Evergy, Inc.	5,036	382,837
Eversource Energy	8,106	576,661
Exelon Corp.	21,984	989,500
FirstEnergy Corp.	168,372	7,714,805
Fortum OYJ (Finland)(a)	20,645	391,856
Genie Energy Ltd. (Class B Stock)	5,600	83,720
Iberdrola SA (Spain)	231,302	4,378,393
IDACORP, Inc.(a)	6,314	834,395
Inter RAO UES PJSC (Russia)*^	2,620,300	3
Kansai Electric Power Co., Inc. (The) (Japan)	68,800	984,104
Korea Electric Power Corp. (South Korea)	2,132	55,007
Manila Electric Co. (Philippines)	58,230	530,273
NextEra Energy, Inc.	90,940	6,865,061
NRG Energy, Inc.	79,185	12,824,011
OGE Energy Corp.	4,433	205,115
Origin Energy Ltd. (Australia)	91,725	756,960
Otter Tail Corp.	11,200	918,064
PG&E Corp.(a)	130,957	1,974,832
PGE Polska Grupa Energetyczna SA (Poland)*	305,760	904,020
Pinnacle West Capital Corp.	2,619	234,819
Portland General Electric Co.	21,700	954,800

A8

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
PPL Corp.	16,137	$599,651
Southern Co. (The)	84,420	8,000,483
SSE PLC (United Kingdom)	55,441	1,300,408
Terna - Rete Elettrica Nazionale (Italy)	173,426	1,760,012
Xcel Energy, Inc.	12,874	1,038,288
		114,355,342
Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	153,668	11,119,928
Acuity, Inc.(a)	2,787	959,815
American Superconductor Corp.*	17,900	1,063,081
AMETEK, Inc.	13,772	2,589,136
Amprius Technologies, Inc.*	19,200	201,984
Atkore, Inc.	1,600	100,384
Bloom Energy Corp. (Class A Stock)*(a)	10,600	896,442
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	200	11,327
Contemporary Amperex Technology Co. Ltd. (China) (Class H Stock)	600	44,169
Eaton Corp. PLC	19,156	7,169,133
Emerson Electric Co.(a)	36,860	4,835,295
Fuji Electric Co. Ltd. (Japan)	40,495	2,714,531
Fujikura Ltd. (Japan)	28,500	2,787,782
GE Vernova T&D India Ltd. (India)	720	24,008
GE Vernova, Inc.	24,500	15,065,050
Generac Holdings, Inc.*	11,432	1,913,717
Gotion High-tech Co. Ltd. (China) (Class A Stock)	2,900	19,032
Harbin Electric Co. Ltd. (China) (Class H Stock)	48,000	72,450
HD Hyundai Electric Co. Ltd. (South Korea)	1,295	538,639
Hubbell, Inc.	1,171	503,893
Hyosung Heavy Industries Corp. (South Korea)	45	43,177
Legrand SA (France)	41,010	6,814,266
LSI Industries, Inc.	6,000	141,660
Mitsubishi Electric Corp. (Japan)	131,000	3,364,570
NEXTracker, Inc. (Class A Stock)*	30,500	2,256,695
NIDEC Corp. (Japan)	45,100	801,647
NuScale Power Corp.*(a)	4,400	158,400
nVent Electric PLC(a)	78,985	7,791,080
Polycab India Ltd. (India)	744	61,048
Prysmian SpA (Italy)	11,365	1,131,062
Regal Rexnord Corp.(a)	4,850	695,684
Rockwell Automation, Inc.	35,792	12,510,378
Schneider Electric SE	27,753	7,811,696
Sensata Technologies Holding PLC	16,028	489,655
Siemens Energy AG (Germany)*	66,407	7,808,077
Vertiv Holdings Co. (Class A Stock)	17,100	2,579,706
Vestas Wind Systems A/S (Denmark)	30,700	584,013
Zhejiang Chint Electrics Co. Ltd. (China) (Class A Stock)	7,100	30,631
Zhejiang Huayou Cobalt Co. Ltd. (China) (Class A Stock)	4,700	43,607
		107,746,848
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	99,470	$12,309,412
Arrow Electronics, Inc.*	1,179	142,659
AUO Corp. (Taiwan)*	1,280,000	575,703
Avnet, Inc.	1,950	101,946
Belden, Inc.(a)	18,000	2,164,860
CDW Corp.	2,450	390,236
Cognex Corp.	3,800	172,140
Coherent Corp.*	6,180	665,710
Corning, Inc.	59,917	4,914,991
Crane NXT Co.(a)	1,211	81,222
Delta Electronics, Inc. (Taiwan)	93,000	2,619,820
Elite Material Co. Ltd. (Taiwan)	14,070	569,430
Eoptolink Technology, Inc. Ltd. (China) (Class A Stock)	1,000	51,645
Evolv Technologies Holdings, Inc.*	26,400	199,320
Flex Ltd.*	7,555	437,963
Halma PLC (United Kingdom)	107,523	5,005,279
Hon Hai Precision Industry Co. Ltd. (Taiwan)	178,000	1,270,946
Innolux Corp. (Taiwan)	225,000	106,710
IPG Photonics Corp.*	678	53,691
Jabil, Inc.	828	179,817
Keyence Corp. (Japan)	4,500	1,676,524
Keysight Technologies, Inc.*	3,769	659,273
Knowles Corp.*	17,600	410,256
Lens Technology Co. Ltd. (China) (Class A Stock)	63,600	300,333
Littelfuse, Inc.	6,560	1,699,106
Methode Electronics, Inc.	43,400	327,670
nLight, Inc.*	4,700	139,261
Ouster, Inc.*	24,800	670,840
Plexus Corp.*	900	130,221
Ralliant Corp.	1,989	86,979
ScanSource, Inc.*	7,500	329,925
TD SYNNEX Corp.	1,722	281,977
TDK Corp. (Japan)	94,900	1,374,228
Teledyne Technologies, Inc.*	1,020	597,761
Trimble, Inc.*	5,256	429,152
TTM Technologies, Inc.*	41,000	2,361,600
Victory Giant Technology Huizhou Co. Ltd. (China) (Class A Stock)	7,200	289,709
Vontier Corp.	171,550	7,199,953
WPG Holdings Ltd. (Taiwan)	257,000	559,028
Yokogawa Electric Corp. (Japan)	49,400	1,417,711
Zebra Technologies Corp. (Class A Stock)*	16,496	4,901,951
Zhen Ding Technology Holding Ltd. (Taiwan)	169,000	924,213
		58,781,171
Energy Equipment & Services — 0.1%
Baker Hughes Co.	21,613	1,052,985
DMC Global, Inc.*	86,100	727,545
Halliburton Co.	18,834	463,316
Helix Energy Solutions Group, Inc.*	88,500	580,560
Helmerich & Payne, Inc.	4,400	97,196
NOV, Inc.	8,550	113,288
Oceaneering International, Inc.*	6,800	168,504

A9

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Oil States International, Inc.*	148,100	$897,486
Schlumberger NV	92,148	3,167,127
TechnipFMC PLC (United Kingdom)	95,738	3,776,864
Tenaris SA	63,861	1,144,269
TETRA Technologies, Inc.*	127,500	733,125
Transocean Ltd.*(a)	79,900	249,288
Weatherford International PLC	895	61,245
		13,232,798
Entertainment — 1.1%
Electronic Arts, Inc.	5,478	1,104,912
Giant Network Group Co. Ltd. (China) (Class A Stock)	3,900	24,767
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	380	36,184
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	3,194	333,613
Liberty Media Corp.-Liberty Live (Class A Stock)*	495	46,678
Liberty Media Corp.-Liberty Live (Class C Stock)*	1,048	101,624
Madison Square Garden Sports Corp.*	390	88,530
NetEase, Inc. (China)	22,900	695,527
NetEase, Inc. (China), ADR	1,400	212,786
Netflix, Inc.*	58,777	70,468,921
Nintendo Co. Ltd. (Japan)	86,967	7,524,320
Roku, Inc.*	2,482	248,523
Spotify Technology SA*	28,258	19,724,084
Take-Two Interactive Software, Inc.*	10,330	2,668,859
Tencent Music Entertainment Group (China), ADR	47,752	1,114,532
TKO Group Holdings, Inc.	880	177,725
Walt Disney Co. (The)	412,402	47,220,029
Warner Bros Discovery, Inc.*	114,659	2,239,290
		154,030,904
Financial Services — 1.7%
Adyen NV (Netherlands), 144A*	1,336	2,149,729
Affirm Holdings, Inc.*	2,420	176,854
Apollo Global Management, Inc.	2,750	366,493
Banca Mediolanum SpA (Italy)	97,284	1,953,929
Berkshire Hathaway, Inc. (Class B Stock)*	111,052	55,830,283
Block, Inc.*	7,510	542,748
Compass Diversified Holdings, MLP	7,000	46,340
Corebridge Financial, Inc.	5,662	181,467
Edenred SE (France)	24,588	585,556
Enact Holdings, Inc.	39,500	1,514,430
Essent Group Ltd.	1,781	113,200
Euronet Worldwide, Inc.*	1,782	156,477
Federal Agricultural Mortgage Corp. (Class C Stock)	400	67,192
Fidelity National Information Services, Inc.	132,401	8,730,522
Fiserv, Inc.*	8,529	1,099,644
Flywire Corp.*	15,417	208,746
Global Payments, Inc.	47,156	3,917,720
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
HA Sustainable Infrastructure Capital, Inc.	5,700	$174,990
Industrivarden AB (Sweden) (Class A Stock)	7,930	315,039
Investor AB (Sweden) (Class B Stock)	54,393	1,702,737
Jack Henry & Associates, Inc.	1,607	239,331
Jackson Financial, Inc. (Class A Stock)	6,700	678,241
M&G PLC (United Kingdom)	564,023	1,923,493
Mastercard, Inc. (Class A Stock)	114,526	65,143,534
Meritz Financial Group, Inc. (South Korea)	6,795	551,190
MGIC Investment Corp.	32,357	917,968
Mr. Cooper Group, Inc.	1,200	252,948
NewtekOne, Inc.	6,000	68,700
ORIX Corp. (Japan)	207,500	5,446,043
PayPal Holdings, Inc.*	161,216	10,811,145
Power Finance Corp. Ltd. (India)	12,445	57,470
Remitly Global, Inc.*	49,200	801,960
Rocket Cos., Inc. (Class A Stock)(a)	3,465	67,152
Shift4 Payments, Inc. (Class A Stock)*(a)	65,524	5,071,558
StoneCo Ltd. (Brazil) (Class A Stock)*	5,700	107,787
TFS Financial Corp.	1,354	17,839
Toast, Inc. (Class A Stock)*	232,927	8,504,165
UWM Holdings Corp.	1,013	6,169
Visa, Inc. (Class A Stock)	155,067	52,936,772
Voya Financial, Inc.	2,158	161,418
Western Union Co. (The)	6,901	55,139
WEX, Inc.*	706	111,216
		233,765,334
Food Products — 0.4%
Ajinomoto Co., Inc. (Japan)	43,300	1,241,377
Archer-Daniels-Midland Co.(a)	10,453	624,462
Associated British Foods PLC (United Kingdom)	38,412	1,061,374
Bunge Global SA	2,992	243,100
Campbell’s Company (The)(a)	4,372	138,068
Charoen Pokphand Foods PCL (Thailand)	98,300	67,633
Conagra Brands, Inc.	286,920	5,253,505
Danone SA (France)	4,095	356,811
Darling Ingredients, Inc.*	3,186	98,352
Flowers Foods, Inc.	4,483	58,503
Freshpet, Inc.*	780	42,986
General Mills, Inc.(a)	98,483	4,965,513
Golden Agri-Resources Ltd. (Indonesia)	3,605,200	823,773
Gruma SAB de CV (Mexico) (Class B Stock)	29,610	551,326
Hain Celestial Group, Inc. (The)*	376,141	594,303
Hershey Co. (The)	2,800	523,740
Hormel Foods Corp.	89,696	2,219,079
Indofood Sukses Makmur Tbk PT (Indonesia)	289,200	125,482
Ingredion, Inc.	55,526	6,780,280
J.M. Smucker Co. (The)	2,294	249,128
JBS NV (Class A Stock)*	44,600	665,878

A10

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Kellanova	6,095	$499,912
Kraft Heinz Co. (The)(a)	56,519	1,471,755
Lamb Weston Holdings, Inc.	2,203	127,950
McCormick & Co., Inc.	5,572	372,822
Mission Produce, Inc.*	10,400	125,008
Mondelez International, Inc. (Class A Stock)	28,170	1,759,780
Muyuan Foods Co. Ltd. (China) (Class A Stock)	6,300	46,913
Nestle SA	164,144	15,074,204
Orion Corp. (South Korea)	186	13,734
Pilgrim’s Pride Corp.	939	38,236
Post Holdings, Inc.*(a)	9,933	1,067,599
Samyang Foods Co. Ltd. (South Korea)	55	59,944
Saputo, Inc. (Canada)	22,400	544,025
SD Guthrie Bhd (Malaysia)	16,800	20,837
Seaboard Corp.	6	21,882
Tyson Foods, Inc. (Class A Stock)	6,169	334,977
WH Group Ltd. (Hong Kong), 144A	2,345,860	2,540,451
		50,804,702
Gas Utilities — 0.1%
Atmos Energy Corp.	3,466	591,820
Brookfield Infrastructure Corp. (Canada) (Class A Stock)(a)	6,200	254,944
GAIL India Ltd. (India)	55,727	110,662
MDU Resources Group, Inc.	4,734	84,313
National Fuel Gas Co.	2,007	185,387
Northwest Natural Holding Co.	22,100	992,953
Osaka Gas Co. Ltd. (Japan)	100,700	2,916,641
Snam SpA (Italy)	549,294	3,298,088
Southwest Gas Holdings, Inc.	17,200	1,347,448
Tokyo Gas Co. Ltd. (Japan)	71,700	2,549,556
UGI Corp.	4,831	160,679
		12,492,491
Ground Transportation — 0.5%
Avis Budget Group, Inc.*	273	43,837
Canadian National Railway Co. (Canada)	17,477	1,648,115
Central Japan Railway Co. (Japan)	28,100	805,617
CSX Corp.	132,066	4,689,664
Grab Holdings Ltd. (Singapore) (Class A Stock)*	157,100	945,742
J.B. Hunt Transport Services, Inc.	1,737	233,053
Knight-Swift Transportation Holdings, Inc.	3,564	140,814
Landstar System, Inc.	751	92,042
Lyft, Inc. (Class A Stock)*	5,775	127,108
Norfolk Southern Corp.	4,913	1,475,914
Old Dominion Freight Line, Inc.	3,720	523,702
Ryder System, Inc.	890	167,890
Saia, Inc.*	466	139,502
Schneider National, Inc. (Class B Stock)	1,182	25,011
Uber Technologies, Inc.*	288,289	28,243,673
U-Haul Holding Co.*	135	7,704
	Shares	Value
Common Stocks (continued)
Ground Transportation (cont’d.)
U-Haul Holding Co. (Non-Voting Shares)	1,400	$71,260
Union Pacific Corp.	146,224	34,562,967
West Japan Railway Co. (Japan)	61,972	1,358,918
XPO, Inc.*	1,750	226,222
		75,528,755
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	79,438	10,639,926
Align Technology, Inc.*	1,260	157,777
Alphatec Holdings, Inc.*	135,300	1,967,262
AtriCure, Inc.*	11,900	419,475
Avanos Medical, Inc.*	46,800	541,008
Baxter International, Inc.	11,348	258,394
Becton, Dickinson & Co.	6,231	1,166,256
Boston Scientific Corp.*	158,815	15,505,108
Cooper Cos., Inc. (The)*	4,400	301,664
Demant A/S (Denmark)*	15,093	525,418
DENTSPLY SIRONA, Inc.	67,448	855,915
Dexcom, Inc.*	83,604	5,625,713
Edwards Lifesciences Corp.*	126,552	9,841,949
Embecta Corp.	20,400	287,844
Envista Holdings Corp.*	3,910	79,647
EssilorLuxottica SA (France)	10,398	3,387,188
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	109,558	2,353,035
GE HealthCare Technologies, Inc.	33,582	2,522,008
Globus Medical, Inc. (Class A Stock)*	2,531	144,950
Hologic, Inc.*	4,922	332,186
Hoya Corp. (Japan)	21,000	2,903,678
ICU Medical, Inc.*	3,400	407,864
IDEXX Laboratories, Inc.*(a)	16,300	10,413,907
Inogen, Inc.*	104,900	857,033
Insulet Corp.*	18,600	5,742,378
Intuitive Surgical, Inc.*	39,088	17,481,326
iRhythm Technologies, Inc.*	15,900	2,734,641
LivaNova PLC*	4,100	214,758
Medtronic PLC	80,658	7,681,868
Orthofix Medical, Inc.*	7,200	105,408
ResMed, Inc.(a)	2,435	666,533
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	135,200	101,056
Siemens Healthineers AG (Germany), 144A	30,361	1,644,540
Smith & Nephew PLC (United Kingdom)	251,395	4,559,639
Solventum Corp.*	3,239	236,447
Sri Trang Gloves Thailand PCL (Thailand)	1,018,200	228,504
STERIS PLC	36,845	9,116,927
Stryker Corp.	5,556	2,053,886
Teleflex, Inc.	1,001	122,482
Terumo Corp. (Japan)	63,900	1,054,128
TransMedics Group, Inc.*(a)	3,300	370,260
Varex Imaging Corp.*	17,800	220,720

A11

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Zimmer Biomet Holdings, Inc.	4,351	$428,573
		126,259,279
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.*	2,240	55,462
Alignment Healthcare, Inc.*	80,400	1,402,980
Ardent Health, Inc.*	27,900	369,675
Cardinal Health, Inc.	7,198	1,129,798
Centene Corp.*	319,385	11,395,657
Chartwell Retirement Residences (Canada) , UTS	34,238	496,460
Chemed Corp.	294	131,636
Cigna Group (The)	61,019	17,588,727
CVS Health Corp.	119,022	8,973,069
Elevance Health, Inc.	17,918	5,789,664
Encompass Health Corp.	43,276	5,496,918
Fortis Healthcare Ltd. (India)	784	8,572
Fresenius Medical Care AG (Germany)	78,903	4,169,042
Fresenius SE & Co. KGaA (Germany)	28,401	1,587,205
GeneDx Holdings Corp.*	4,610	496,681
Genertec Universal Medical Group Co. Ltd. (China), 144A	7,000	5,454
Guardant Health, Inc.*	11,254	703,150
HCA Healthcare, Inc.(a)	2,931	1,249,192
Henry Schein, Inc.*	2,423	160,814
Hims & Hers Health, Inc.*(a)	2,500	141,800
Humana, Inc.	2,636	685,808
Labcorp Holdings, Inc.	1,831	525,607
LifeStance Health Group, Inc.*	54,037	297,203
McKesson Corp.	8,928	6,897,237
Molina Healthcare, Inc.*	509	97,402
NMC Health PLC (United Arab Emirates)*^	21,382	3
Option Care Health, Inc.*	68,475	1,900,866
Progyny, Inc.*	10,400	223,808
Quest Diagnostics, Inc.(a)	2,450	466,921
Sienna Senior Living, Inc. (Canada)(a)	15,222	203,988
Sinopharm Group Co. Ltd. (China) (Class H Stock)	240,800	566,367
Sonic Healthcare Ltd. (Australia)	185,222	2,623,463
Tenet Healthcare Corp.*	38,913	7,900,896
UnitedHealth Group, Inc.	52,699	18,196,965
Universal Health Services, Inc. (Class B Stock)	1,209	247,168
		102,185,658
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	3,783	315,275
American Healthcare REIT, Inc.(a)	100,737	4,231,961
CareTrust REIT, Inc.	73,200	2,538,576
Diversified Healthcare Trust	302,400	1,333,584
Global Medical REIT, Inc.	1,743	58,757
Healthcare Realty Trust, Inc.(a)	21,644	390,241
Healthpeak Properties, Inc.	262,049	5,018,238
Medical Properties Trust, Inc.(a)	11,949	60,582
National Health Investors, Inc.	3,810	302,895
Omega Healthcare Investors, Inc.	6,359	268,477
Ventas, Inc.(a)	11,248	787,248
	Shares	Value
Common Stocks (continued)
Health Care REITs (cont’d.)
Welltower, Inc.	70,637	$12,583,275
		27,889,109
Health Care Technology — 0.0%
Certara, Inc.*	2,309	28,216
OptimizeRx Corp.*	15,100	309,550
Pro Medicus Ltd. (Australia)	4,336	882,791
Veeva Systems, Inc. (Class A Stock)*	13,809	4,113,839
Waystar Holding Corp.*	6,414	243,219
		5,577,615
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc.	6,400	76,864
Braemar Hotels & Resorts, Inc.	93,900	256,347
Host Hotels & Resorts, Inc.	15,188	258,500
Invincible Investment Corp. (Japan)	510	232,559
Park Hotels & Resorts, Inc.	4,734	52,453
RLJ Lodging Trust	49,900	359,280
Ryman Hospitality Properties, Inc.	1,889	169,235
Summit Hotel Properties, Inc.	37,375	205,189
Sunstone Hotel Investors, Inc.	17,448	163,488
		1,773,915
Hotels, Restaurants & Leisure — 0.9%
Amadeus IT Group SA (Spain)	20,429	1,623,896
Aramark(a)	44,244	1,698,970
Aristocrat Leisure Ltd. (Australia)	43,212	2,000,434
Black Rock Coffee Bar, Inc. (Class A Stock)*(a)	3,401	81,148
Bloomin’ Brands, Inc.	86,800	622,356
Booking Holdings, Inc.	3,944	21,294,721
Boyd Gaming Corp.	1,307	112,990
Brinker International, Inc.*	3,600	456,048
Caesars Entertainment, Inc.*	4,750	128,369
Carnival Corp.*	16,433	475,078
Chipotle Mexican Grill, Inc.*	43,500	1,704,765
Choice Hotels International, Inc.	40	4,276
Churchill Downs, Inc.(a)	31,476	3,053,487
Compass Group PLC (United Kingdom)	211,041	7,193,493
Darden Restaurants, Inc.	8,663	1,649,089
Domino’s Pizza, Inc.	926	399,763
DoorDash, Inc. (Class A Stock)*	15,600	4,243,044
DraftKings, Inc. (Class A Stock)*	54,200	2,027,080
El Pollo Loco Holdings, Inc.*	44,600	432,620
Entain PLC (United Kingdom)	87,838	1,038,110
Eternal Ltd. (India)*	776,278	2,849,822
Evolution AB (Sweden), 144A	13,997	1,152,288
Flutter Entertainment PLC (United Kingdom)*	515	130,810
Galaxy Entertainment Group Ltd. (Macau)	541,000	2,974,612
Hilton Grand Vacations, Inc.*	14,800	618,788
Hilton Worldwide Holdings, Inc.	67,420	17,491,445
Hyatt Hotels Corp. (Class A Stock)	855	121,350
Life Time Group Holdings, Inc.*(a)	40,700	1,123,320
Lottery Corp. Ltd. (The) (Australia)	217,967	846,404

A12

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
MakeMyTrip Ltd. (India)*(a)	24,599	$2,302,466
Marriott International, Inc. (Class A Stock)	1,175	306,017
McDonald’s Corp.	34,698	10,544,375
Meituan (China) (Class B Stock), 144A*	2,970	39,676
MGM Resorts International*	4,640	160,822
OPAP SA (Greece)	218,104	5,086,513
Oriental Land Co. Ltd. (Japan)	50,300	1,210,876
Penn Entertainment, Inc.*	3,604	69,413
Restaurant Brands International, Inc. (Canada)	1,890	121,225
Royal Caribbean Cruises Ltd.(a)	13,500	4,368,330
Shake Shack, Inc. (Class A Stock)*	2,453	229,625
Sodexo SA (France)	9,750	615,169
Starbucks Corp.(a)	21,475	1,816,785
Texas Roadhouse, Inc.	449	74,601
Travel + Leisure Co.	21,008	1,249,766
TravelSky Technology Ltd. (China) (Class H Stock)	7,000	9,556
Trip.com Group Ltd. (China)	500	37,919
Trip.com Group Ltd. (China), ADR	19,823	1,490,690
Vail Resorts, Inc.	152	22,735
Viking Holdings Ltd.*	85,000	5,283,600
Wendy’s Co. (The)	975	8,931
Wyndham Hotels & Resorts, Inc.	254	20,295
Wynn Resorts Ltd.	1,835	235,375
Yum! Brands, Inc.	44,755	6,802,760
Zensho Holdings Co. Ltd. (Japan)	15,200	992,976
		120,649,072
Household Durables — 0.2%
Coway Co. Ltd. (South Korea)	667	46,814
Cricut, Inc. (Class A Stock)	13,500	84,915
D.R. Horton, Inc.(a)	5,803	983,434
Ecovacs Robotics Co. Ltd. (China) (Class A Stock)	3,100	46,866
Garmin Ltd.	6,560	1,615,203
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	7,900	44,073
Haier Smart Home Co. Ltd. (China) (Class H Stock)	172,200	558,651
Helen of Troy Ltd.*	5,600	141,120
Leggett & Platt, Inc.	10,000	88,800
Lennar Corp. (Class A Stock)	4,895	616,966
Lennar Corp. (Class B Stock)	277	33,237
Mohawk Industries, Inc.*	1,157	149,160
Newell Brands, Inc.	10,067	52,751
NVR, Inc.*	61	490,114
Panasonic Holdings Corp. (Japan)	360,700	3,915,074
PulteGroup, Inc.	29,100	3,844,983
Sekisui House Ltd. (Japan)	18,600	423,012
SharkNinja, Inc.*	1,130	116,560
Sonos, Inc.*	40,600	641,480
Sony Group Corp. (Japan)	380,400	10,935,246
Taylor Morrison Home Corp.*	18,700	1,234,387
Toll Brothers, Inc.	23,995	3,314,669
TopBuild Corp.*	588	229,826
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Whirlpool Corp.(a)	1,231	$96,757
		29,704,098
Household Products — 0.3%
Church & Dwight Co., Inc.	5,398	473,027
Clorox Co. (The)	2,480	305,784
Colgate-Palmolive Co.	160,651	12,842,441
Essity AB (Sweden) (Class B Stock)	130,256	3,404,778
Henkel AG & Co. KGaA (Germany)	9,223	684,592
Kimberly-Clark Corp.(a)	25,648	3,189,072
Procter & Gamble Co. (The)	126,498	19,436,418
Reckitt Benckiser Group PLC (United Kingdom)	60,254	4,639,680
Reynolds Consumer Products, Inc.	1,387	33,940
		45,009,732
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	15,825	208,257
Brookfield Renewable Corp. (Canada)	3,097	106,599
Clearway Energy, Inc. (Class A Stock)	908	24,452
Clearway Energy, Inc. (Class C Stock)	1,965	55,511
Hallador Energy Co.*	63,600	1,244,652
Huaneng Power International, Inc. (China) (Class H Stock)	8,000	5,569
NTPC Ltd. (India)	12,384	47,489
RWE AG (Germany)	69,616	3,096,430
Talen Energy Corp.*	905	384,969
Vistra Corp.	24,422	4,784,758
Zhejiang Zheneng Electric Power Co. Ltd. (China) (Class A Stock)	14,800	10,287
		9,968,973
Industrial Conglomerates — 0.3%
3M Co.	29,870	4,635,227
Astra International Tbk PT (Indonesia)	14,659,300	5,083,871
CITIC Ltd. (China)	535,000	783,624
CK Hutchison Holdings Ltd. (United Kingdom)	275,000	1,806,745
Hitachi Ltd. (Japan)	259,700	6,880,250
Honeywell International, Inc.	40,404	8,505,042
Jardine Matheson Holdings Ltd. (Hong Kong)	6,600	416,507
Sekisui Chemical Co. Ltd. (Japan)	39,700	739,081
Siemens AG (Germany)	48,216	13,017,261
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	284,262	2,408,382
		44,275,990
Industrial REITs — 0.2%
Americold Realty Trust, Inc.	6,624	81,078
CapitaLand Ascendas REIT (Singapore)	183,098	396,223
EastGroup Properties, Inc.	1,199	202,943
First Industrial Realty Trust, Inc.(a)	16,052	826,196
GLP J-REIT (Japan)	460	424,700
Goodman Group (Australia)	132,238	2,865,732
Industrial Logistics Properties Trust	35,200	205,216

A13

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial REITs (cont’d.)
Lineage, Inc.	1,180	$45,595
LondonMetric Property PLC (United Kingdom)	152,564	373,787
LXP Industrial Trust	43,127	386,418
Plymouth Industrial REIT, Inc.	19,588	437,400
Prologis, Inc.	170,446	19,519,476
Rexford Industrial Realty, Inc.	5,269	216,609
STAG Industrial, Inc.	8,110	286,202
Tritax Big Box REIT PLC (United Kingdom)	131,482	256,283
		26,523,858
Insurance — 1.6%
Admiral Group PLC (United Kingdom)	71,265	3,216,419
Aegon Ltd. (Netherlands)	423,730	3,416,112
Aflac, Inc.	10,745	1,200,216
Ageas SA/NV (Belgium)	6,051	419,675
AIA Group Ltd. (Hong Kong)	374,200	3,586,320
Allianz SE (Germany)	20,619	8,674,963
Allstate Corp. (The)	63,802	13,695,099
American Financial Group, Inc.	1,570	228,780
American International Group, Inc.	149,347	11,729,713
Aon PLC (Class A Stock)	406	144,771
Arch Capital Group Ltd.	8,133	737,907
Arthur J. Gallagher & Co.	5,228	1,619,321
ASR Nederland NV (Netherlands)	35,950	2,446,373
Assurant, Inc.	1,196	259,054
Assured Guaranty Ltd.	1,235	104,543
Aviva PLC (United Kingdom)	159,281	1,473,476
AXA SA (France)	207,187	9,935,655
Axis Capital Holdings Ltd.	34,379	3,293,508
Brighthouse Financial, Inc.*	1,590	84,397
Brown & Brown, Inc.	5,177	485,551
China Life Insurance Co. Ltd. (China) (Class H Stock)	14,000	39,647
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	7,200	28,606
Chubb Ltd.	108,370	30,587,432
Cincinnati Financial Corp.	3,482	550,504
CNA Financial Corp.	904	42,000
CNO Financial Group, Inc.	13,700	541,835
Dai-ichi Life Holdings, Inc. (Japan)	91,400	718,968
Everest Group Ltd.	844	295,594
F&G Annuities & Life, Inc.	31,500	985,005
Fairfax Financial Holdings Ltd. (Canada)	1,188	2,078,424
Fidelity National Financial, Inc.	5,978	361,609
First American Financial Corp.	13,632	875,720
Generali (Italy)	15,223	598,264
Genworth Financial, Inc.*	247,300	2,200,970
Globe Life, Inc.	1,934	276,504
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	5,800	143,840
Hanover Insurance Group, Inc. (The)	892	162,014
Hartford Insurance Group, Inc. (The)	6,243	832,754
HCI Group, Inc.	800	153,544
Heritage Insurance Holdings, Inc.*	65,400	1,646,772
Horace Mann Educators Corp.	10,000	451,700
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Japan Post Holdings Co. Ltd. (Japan)	70,000	$694,771
Kemper Corp.	6,753	348,117
Legal & General Group PLC (United Kingdom)	169,400	544,098
Lemonade, Inc.*(a)	11,700	626,301
Lincoln National Corp.	57,997	2,339,019
Loews Corp.	21,912	2,199,746
Manulife Financial Corp. (Canada)	16,700	520,308
Markel Group, Inc.*(a)	2,455	4,692,389
Marsh & McLennan Cos., Inc.	81,491	16,422,881
Mercury General Corp.	2,000	169,560
MetLife, Inc.	301,679	24,849,299
MS&AD Insurance Group Holdings, Inc. (Japan)	43,200	978,305
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	6,205	3,961,733
Neptune Insurance Holdings, Inc. (Class A Stock)*	662	13,240
New China Life Insurance Co. Ltd. (China) (Class H Stock)	32,400	191,893
NN Group NV (Netherlands)	143,592	10,125,751
Old Mutual Ltd. (South Africa)	13,858	10,708
Old Republic International Corp.	5,459	231,844
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	1,220,000	1,067,308
Phoenix Financial Ltd. (Israel)	16,825	629,997
Phoenix Group Holdings PLC (United Kingdom)	269,948	2,342,353
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	336,000	757,967
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	20,000	136,062
Poste Italiane SpA (Italy), 144A	136,584	3,246,745
Powszechny Zaklad Ubezpieczen SA (Poland)	35,774	535,724
Primerica, Inc.	785	217,908
Principal Financial Group, Inc.	5,062	419,690
Progressive Corp. (The)	12,148	2,999,949
Prudential PLC (Hong Kong)	222,642	3,116,926
QBE Insurance Group Ltd. (Australia)	236,196	3,214,217
Reinsurance Group of America, Inc.	1,533	294,535
RenaissanceRe Holdings Ltd. (Bermuda)	9,073	2,303,907
RLI Corp.	1,993	129,983
Ryan Specialty Holdings, Inc.	5,635	317,589
Sampo OYJ (Finland) (Class A Stock)	66,625	765,984
Skyward Specialty Insurance Group, Inc.*	9,750	463,710
Sompo Holdings, Inc. (Japan)	27,300	843,995
Sony Financial Group, Inc. (Japan)*	366,800	406,770
Suncorp Group Ltd. (Australia)	36,755	492,800
Swiss Re AG	15,641	2,904,955
Talanx AG (Germany)	31,990	4,265,142
Tokio Marine Holdings, Inc. (Japan)	53,900	2,281,218
Travelers Cos., Inc. (The)	4,972	1,388,282
Unipol Assicurazioni SpA (Italy)	138,933	2,986,724
United Fire Group, Inc.	3,200	97,344

A14

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Unum Group	38,629	$3,004,564
W.R. Berkley Corp.	6,574	503,700
White Mountains Insurance Group Ltd.	65	108,649
Willis Towers Watson PLC(a)	2,178	752,390
Zurich Insurance Group AG (Switzerland)	8,846	6,322,974
		228,563,583
Interactive Media & Services — 3.2%
Alphabet, Inc. (Class A Stock)	623,831	151,653,316
Alphabet, Inc. (Class C Stock)	406,945	99,111,455
Auto Trader Group PLC (United Kingdom), 144A	162,076	1,721,780
Autohome, Inc. (China), ADR	19,100	545,305
Cars.com, Inc.*	8,700	106,314
Diamond Sports Group LLC*(x)	35,236	361,169
EverQuote, Inc. (Class A Stock)*	9,200	210,404
IAC, Inc.*	1,613	54,955
Kuaishou Technology (China), 144A	56,700	613,259
LY Corp. (Japan)	123,000	394,831
Match Group, Inc.	5,445	192,317
Meta Platforms, Inc. (Class A Stock)	237,672	174,541,563
Pinterest, Inc. (Class A Stock)*	27,315	878,724
REA Group Ltd. (Australia)	9,105	1,392,320
Scout24 SE (Germany), 144A	20,200	2,534,239
Tencent Holdings Ltd. (China)	60,011	5,113,514
Tencent Holdings Ltd. (China), ADR	20,762	1,767,884
Trump Media & Technology Group Corp.*	410	6,732
Ziff Davis, Inc.*	41,100	1,565,910
ZoomInfo Technologies, Inc.*	6,332	69,082
		442,835,073
IT Services — 0.9%
Accenture PLC (Ireland) (Class A Stock)	35,732	8,811,511
Akamai Technologies, Inc.*	3,184	241,220
Amdocs Ltd.	2,461	201,925
ASGN, Inc.*	31,305	1,482,292
Capgemini SE (France)	28,437	4,148,315
Cognizant Technology Solutions Corp. (Class A Stock)	221,416	14,850,371
DXC Technology Co.*	14,604	199,053
EPAM Systems, Inc.*	1,240	186,980
Fastly, Inc. (Class A Stock)*	23,500	200,925
Fujitsu Ltd. (Japan)	155,300	3,643,079
Gartner, Inc.*	31,100	8,175,257
Globant SA*	310	17,788
HCL Technologies Ltd. (India)	71,823	1,121,261
Infosys Ltd. (India)	86,558	1,407,821
International Business Machines Corp.	66,622	18,798,063
Kyndryl Holdings, Inc.*	4,871	146,276
LTIMindtree Ltd. (India), 144A	7,381	429,311
MongoDB, Inc.*	1,455	451,603
Mphasis Ltd. (India)	29,823	894,102
NEC Corp. (Japan)	160,700	5,143,860
NEXTDC Ltd. (Australia)*	35,096	393,732
Nomura Research Institute Ltd. (Japan)	31,400	1,205,510
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Obic Co. Ltd. (Japan)	51,500	$1,794,950
Okta, Inc.*	2,178	199,723
Otsuka Corp. (Japan)	182,400	3,807,455
Persistent Systems Ltd. (India)	3,234	175,988
SCSK Corp. (Japan)	17,200	514,851
Shopify, Inc. (Canada) (Class A Stock)*(a)	122,095	18,144,538
Snowflake, Inc.*	80,854	18,236,620
Tata Consultancy Services Ltd. (India)	29,313	954,118
Tech Mahindra Ltd. (India)	53,834	850,266
TIS, Inc. (Japan)	46,700	1,540,407
Twilio, Inc. (Class A Stock)*	2,597	259,934
VeriSign, Inc.	1,826	510,495
Wipro Ltd. (India)	262,063	707,038
		119,846,638
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	32,400	1,077,997
Brunswick Corp.	1,511	95,556
Hasbro, Inc.	2,398	181,888
Mattel, Inc.*	7,294	122,758
Shimano, Inc. (Japan)	7,000	782,310
YETI Holdings, Inc.*	1,020	33,843
		2,294,352
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.*(a)	54,184	810,593
Agilent Technologies, Inc.(a)	6,221	798,465
Avantor, Inc.*	14,775	184,392
Azenta, Inc.*	2,600	74,672
Bio-Rad Laboratories, Inc. (Class A Stock)*	424	118,885
Bio-Techne Corp.	3,505	194,983
Bruker Corp.	1,090	35,414
Charles River Laboratories International, Inc.*	1,090	170,541
Danaher Corp.	77,175	15,300,716
Eurofins Scientific SE (Luxembourg)	9,575	698,270
Illumina, Inc.*	3,485	330,970
IQVIA Holdings, Inc.*(a)	3,686	700,119
Lonza Group AG (Switzerland)	7,005	4,683,812
Mettler-Toledo International, Inc.*(a)	455	558,563
Niagen Bioscience, Inc.*	19,000	177,270
QIAGEN NV (XETR)	37,600	1,677,092
QIAGEN NV (NYSE)	4,741	211,828
Repligen Corp.*	1,047	139,952
Revvity, Inc.(a)	2,620	229,643
Sartorius Stedim Biotech (France)	1,262	257,187
Sotera Health Co.*	11,759	184,969
Thermo Fisher Scientific, Inc.	17,939	8,700,774
Waters Corp.*	560	167,894
West Pharmaceutical Services, Inc.	12,015	3,151,895
WuXi AppTec Co. Ltd. (China) (Class H Stock), 144A	9,300	142,291
Wuxi Biologics Cayman, Inc. (China), 144A*	24,500	129,373
		39,830,563

A15

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery — 1.0%
AGCO Corp.	1,392	$149,041
Alfa Laval AB (Sweden)	32,445	1,481,609
Allison Transmission Holdings, Inc.	83,560	7,092,573
Astec Industries, Inc.	8,800	423,544
Atlas Copco AB (Sweden) (Class B Stock)	112,875	1,698,482
Atmus Filtration Technologies, Inc.	5,700	257,013
Caterpillar, Inc.	25,568	12,199,771
CNH Industrial NV	19,544	212,052
Columbus McKinnon Corp.	51,100	732,774
Crane Co.	46,395	8,543,175
Cummins India Ltd. (India)	1,282	56,732
Cummins, Inc.	5,894	2,489,449
Daifuku Co. Ltd. (Japan)	88,100	2,819,550
Deere & Co.	20,810	9,515,581
Donaldson Co., Inc.	2,588	211,828
Douglas Dynamics, Inc.	19,200	600,192
Dover Corp.	7,974	1,330,302
Enerpac Tool Group Corp.	3,092	126,772
Enpro, Inc.	8,500	1,921,000
Epiroc AB (Sweden) (Class B Stock)	35,428	670,244
Esab Corp.	1,285	143,586
ESCO Technologies, Inc.(a)	20,400	4,306,644
FANUC Corp. (Japan)	20,400	586,234
Federal Signal Corp.	3,400	404,566
Flowserve Corp.	2,922	155,275
Fortive Corp.	6,629	324,755
Gates Industrial Corp. PLC*	96,246	2,388,826
GEA Group AG (Germany)	14,667	1,084,362
Graco, Inc.	3,666	311,463
Hanwha Ocean Co. Ltd. (South Korea)*	198	15,566
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	2,973	1,091,992
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)	403	118,087
Hillenbrand, Inc.	37,200	1,005,888
IDEX Corp.	1,675	272,623
Illinois Tool Works, Inc.(a)	4,292	1,119,182
Ingersoll Rand, Inc.(a)	8,818	728,543
ITT, Inc.	1,715	306,573
Komatsu Ltd. (Japan)	58,300	2,031,009
Kone OYJ (Finland) (Class B Stock)	12,524	854,251
Kubota Corp. (Japan)	43,200	542,782
Leader Harmonious Drive Systems Co. Ltd. (China) (Class A Stock)	20,065	510,813
Lincoln Electric Holdings, Inc.(a)	7,617	1,796,317
Lindsay Corp.	2,618	367,986
Makita Corp. (Japan)	28,500	923,725
Middleby Corp. (The)*	1,133	150,610
MINEBEA MITSUMI, Inc. (Japan)	68,600	1,289,048
Mitsubishi Heavy Industries Ltd. (Japan)	169,500	4,435,664
Mueller Industries, Inc.	1,970	199,187
Mueller Water Products, Inc. (Class A Stock)	5,800	148,016
Nordson Corp.	1,536	348,595
Oshkosh Corp.	1,424	184,693
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Otis Worldwide Corp.	8,627	$788,767
PACCAR, Inc.(a)	11,227	1,103,839
Parker-Hannifin Corp.	35,522	26,931,004
Pentair PLC	3,598	398,514
Proto Labs, Inc.*	3,100	155,093
RBC Bearings, Inc.*	1,365	532,746
REV Group, Inc.	52,400	2,969,508
Sandvik AB (Sweden)	100,076	2,795,663
Sany Heavy Equipment International Holdings Co. Ltd. (China)	9,000	9,389
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	15,200	49,634
Schindler Holding AG (Switzerland)	1,680	607,907
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	3,800	44,833
SMC Corp. (Japan)	3,600	1,112,732
Snap-on, Inc.	1,128	390,886
SPX Technologies, Inc.*	9,400	1,755,732
Stanley Black & Decker, Inc.	3,423	254,432
Terex Corp.(a)	18,800	964,440
Timken Co. (The)	1,480	111,266
Toro Co. (The)	2,210	168,402
Trinity Industries, Inc.	22,209	622,740
Volvo AB (Sweden) (Class B Stock)	21,039	605,031
Wartsila OYJ Abp (Finland)	128,723	3,861,005
Westinghouse Air Brake Technologies Corp.	3,706	742,942
Worthington Enterprises, Inc.	42,900	2,380,521
Xylem, Inc.	20,317	2,996,757
Yangzijiang Shipbuilding Holdings Ltd. (China)	866,000	2,265,683
Yutong Bus Co. Ltd. (China) (Class A Stock)	9,500	36,302
		135,334,313
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	232	455,088
AP Moller - Maersk A/S (Denmark) (Class B Stock)	272	534,691
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	52,500	81,620
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	193,000	1,136,718
Kawasaki Kisen Kaisha Ltd. (Japan)(a)	129,200	1,837,079
Kirby Corp.*	31,114	2,596,463
Matson, Inc.	2,400	236,616
Mitsui OSK Lines Ltd. (Japan)(a)	16,200	491,824
Nippon Yusen KK (Japan)(a)	78,000	2,661,762
SITC International Holdings Co. Ltd. (China)	687,000	2,644,905
Yang Ming Marine Transport Corp. (Taiwan)	358,000	624,426
		13,301,192
Media — 0.2%
Advantage Solutions, Inc.*(a)	73,200	111,996
AMC Networks, Inc. (Class A Stock)*	42,400	349,376

A16

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Cable One, Inc.(a)	2,700	$478,035
Charter Communications, Inc. (Class A Stock)*(a)	4,535	1,247,601
Comcast Corp. (Class A Stock)	644,185	20,240,293
DoubleVerify Holdings, Inc.*	600	7,188
Fox Corp. (Class A Stock)	4,688	295,625
Fox Corp. (Class B Stock)	3,105	177,885
Informa PLC (United Kingdom)	88,077	1,090,948
Interpublic Group of Cos., Inc. (The)	8,214	229,253
Jiangsu Phoenix Publishing & Media Corp. Ltd. (China) (Class A Stock)	20,400	30,140
Liberty Broadband Corp. (Class A Stock)*	359	22,736
Liberty Broadband Corp. (Class C Stock)*	2,030	128,986
New York Times Co. (The) (Class A Stock)	3,577	205,320
News Corp. (Class A Stock)	8,392	257,718
News Corp. (Class B Stock)	2,728	94,252
Nexstar Media Group, Inc.	462	91,356
Omnicom Group, Inc.	4,265	347,726
Publicis Groupe SA (France)	20,214	1,945,260
Sirius XM Holdings, Inc.(a)	4,360	101,479
Stagwell, Inc.*	50,600	284,878
WPP PLC (United Kingdom)	482,902	2,407,128
		30,145,179
Metals & Mining — 0.7%
Agnico Eagle Mines Ltd. (Canada)(a)	15,503	2,612,614
Alcoa Corp.	5,806	190,959
Alpha Metallurgical Resources, Inc.*	5,300	869,677
Alrosa PJSC (Russia)^	575,990	1
Aluminum Corp. of China Ltd. (China) (Class H Stock)	664,000	686,794
Anglogold Ashanti PLC (United Kingdom) (XJSE)(a)	13,103	914,904
Anglogold Ashanti PLC (United Kingdom) (NYSE)	9,225	648,794
Antofagasta PLC (Chile)	52,329	1,946,112
ArcelorMittal SA (Luxembourg)	82,486	2,975,758
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	5,500	5,461
Barrick Mining Corp. (Canada)	13,700	449,973
BHP Group Ltd. (Australia)	360,256	10,063,832
BlueScope Steel Ltd. (Australia)	165,349	2,483,688
Boliden AB (Sweden)*	32,439	1,324,107
Carpenter Technology Corp.	11,115	2,729,177
Century Aluminum Co.*	3,900	114,504
China Gold International Resources Corp. Ltd. (China)	6,600	117,561
China Hongqiao Group Ltd. (China)	310,000	1,049,919
China Northern Rare Earth Group High-Tech Co. Ltd. (China) (Class A Stock)	7,000	47,498
Cleveland-Cliffs, Inc.*	7,984	97,405
CMOC Group Ltd. (China) (Class H Stock)	42,000	84,662
Coeur Mining, Inc.*	96,100	1,802,836
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Commercial Metals Co.	49,000	$2,806,720
Compass Minerals International, Inc.*	6,400	122,880
Eldorado Gold Corp. (Turkey)*(a)	38,776	1,120,239
ERO Copper Corp. (Brazil)*	27,636	559,789
Evolution Mining Ltd. (Australia)	182,427	1,300,438
Fortescue Ltd. (Australia)	282,083	3,493,443
Freeport-McMoRan, Inc.	289,282	11,345,640
Fresnillo PLC (Mexico)	101,149	3,226,526
GMK Norilskiy Nickel PAO (Russia)*^	815,600	1
Gold Fields Ltd. (South Africa)	45,788	1,917,390
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	164,200	1,428,832
Harmony Gold Mining Co. Ltd. (South Africa)	74,147	1,339,689
Hindalco Industries Ltd. (India)	5,865	50,334
Industrias Penoles SAB de CV (Mexico)*	8,200	366,368
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*(a)	61,531	652,581
JFE Holdings, Inc. (Japan)	9,900	121,484
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	54,000	211,474
Metallus, Inc.*	13,800	228,114
MMG Ltd. (China)*	32,000	27,715
MP Materials Corp.*(a)	2,945	197,521
Newmont Corp.(a)	71,415	6,020,999
Nippon Steel Corp. (Japan)	267,500	1,101,764
NMDC Ltd. (India)	25,344	21,802
Norsk Hydro ASA (Norway)	235,263	1,599,581
Northern Star Resources Ltd. (Australia)	75,234	1,174,803
Novolipetsk Steel PJSC (Russia)*^	2,758,930	3
Nucor Corp.	33,043	4,475,014
Olympic Steel, Inc.	8,700	264,915
Reliance, Inc.	1,173	329,414
Rio Tinto Ltd. (Australia)	30,185	2,434,816
Rio Tinto PLC (Australia)	63,761	4,202,006
Royal Gold, Inc.	1,464	293,649
Severstal PAO (Russia)^	337,573	—
Shandong Gold Mining Co. Ltd. (China) (Class H Stock), 144A	2,250	10,639
Shandong Nanshan Aluminum Co. Ltd. (China) (Class A Stock)	71,100	39,594
South32 Ltd. (Australia)	226,086	409,830
Southern Copper Corp. (Mexico)(a)	5,373	652,041
SSR Mining, Inc. (Canada)*	18,400	449,328
Steel Dynamics, Inc.	2,815	392,495
SunCoke Energy, Inc.	152,300	1,242,768
Vale SA (Brazil)	488,564	5,285,643
Western Mining Co. Ltd. (China) (Class A Stock)	14,700	45,531
Yunnan Aluminium Co. Ltd. (China) (Class A Stock)	15,500	44,972
Zhongjin Gold Corp. Ltd. (China) (Class A Stock)	16,200	49,679

A17

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	36,000	$150,517
		92,425,217
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AG Mortgage Investment Trust, Inc.	17,300	125,252
AGNC Investment Corp.(a)	19,797	193,813
Annaly Capital Management, Inc.	13,602	274,896
Apollo Commercial Real Estate Finance, Inc.	22,000	222,860
Claros Mortgage Trust, Inc.	95,300	316,396
Franklin BSP Realty Trust, Inc.	22,400	243,264
KKR Real Estate Finance Trust, Inc.	56,500	508,500
Ladder Capital Corp.	38,626	421,410
Rithm Capital Corp.	11,937	135,962
Starwood Property Trust, Inc.	7,637	147,929
		2,590,282
Multi-Utilities — 0.4%
Ameren Corp.	26,706	2,787,572
Avista Corp.	28,500	1,077,585
Black Hills Corp.(a)	28,700	1,767,633
CenterPoint Energy, Inc.	103,918	4,032,018
Centrica PLC (United Kingdom)	609,715	1,369,170
CMS Energy Corp.	61,628	4,514,867
Consolidated Edison, Inc.	7,873	791,394
Dominion Energy, Inc.(a)	18,589	1,137,089
DTE Energy Co.	60,430	8,546,615
E.ON SE (Germany)	295,010	5,556,650
Engie SA (France)	169,727	3,648,542
National Grid PLC (United Kingdom)	127,954	1,838,529
NiSource, Inc.(a)	228,622	9,899,333
Public Service Enterprise Group, Inc.	32,293	2,695,174
Sempra	23,515	2,115,880
Veolia Environnement SA (France)	28,882	984,934
WEC Energy Group, Inc.	6,975	799,265
		53,562,250
Office REITs — 0.0%
BXP, Inc.	4,963	368,949
Cousins Properties, Inc.	17,605	509,489
Gecina SA (France)	4,906	492,855
Highwoods Properties, Inc.	2,479	78,882
Hudson Pacific Properties, Inc.*	426,559	1,177,303
Japan Excellent, Inc. (Japan)	161	158,077
Kilroy Realty Corp.(a)	2,670	112,808
Nippon Building Fund, Inc. (Japan)	400	377,436
Orix JREIT, Inc. (Japan)	325	220,362
Paramount Group, Inc.*	178,900	1,170,006
Piedmont Realty Trust, Inc.	27,396	246,564
SL Green Realty Corp.	6,919	413,825
Vornado Realty Trust	3,959	160,458
		5,487,014
Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Corp.	5,168	100,466
Antero Resources Corp.*	6,456	216,663
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
APA Corp.	7,927	$192,468
ARC Resources Ltd. (Canada)(a)	74,770	1,363,557
Berry Corp.	101,200	382,536
Bharat Petroleum Corp. Ltd. (India)	43,962	168,386
BKV Corp. (Thailand)*	22,600	522,738
BP PLC	574,844	3,300,554
California Resources Corp.	2,100	111,678
Canadian Natural Resources Ltd. (Canada)	7,900	252,605
Cheniere Energy, Inc.	51,077	12,002,073
Chevron Corp.	179,341	27,849,864
Chord Energy Corp.	3,600	357,732
Civitas Resources, Inc.	8,930	290,225
ConocoPhillips	207,269	19,605,575
Core Natural Resources, Inc.	1,100	91,828
Coterra Energy, Inc.	16,592	392,401
Devon Energy Corp.	13,643	478,324
Diamondback Energy, Inc.(a)	4,174	597,299
DT Midstream, Inc.	2,251	254,498
Enbridge, Inc. (Canada)	23,275	1,174,203
ENEOS Holdings, Inc. (Japan)	392,100	2,483,250
Eni SpA (Italy)	59,230	1,036,294
EOG Resources, Inc.(a)	115,193	12,915,439
EQT Corp.	50,690	2,759,057
Equinor ASA (Norway)	268,750	6,553,769
Expand Energy Corp.	4,819	511,971
Exxon Mobil Corp.	439,369	49,538,855
Galp Energia SGPS SA (Portugal)	71,840	1,361,350
Granite Ridge Resources, Inc.	39,900	215,859
Gulfport Energy Corp.*	2,920	528,462
HF Sinclair Corp.	3,224	168,744
Idemitsu Kosan Co. Ltd. (Japan)	81,600	558,274
Inpex Corp. (Japan)	299,800	5,398,102
Kinder Morgan, Inc.	42,352	1,198,985
LUKOIL PJSC (Russia)*^	3,043	—
Marathon Petroleum Corp.	22,790	4,392,545
Matador Resources Co.	2,370	106,484
MOL Hungarian Oil & Gas PLC (Hungary)	3,216	26,135
Murphy Oil Corp.	15,600	443,196
Occidental Petroleum Corp.(a)	15,298	722,830
Oil & Natural Gas Corp. Ltd. (India)	68,004	183,295
ONEOK, Inc.	13,622	993,997
ORLEN SA (Poland)	45,577	1,085,958
Ovintiv, Inc.	50,694	2,047,024
PBF Energy, Inc. (Class A Stock)	18,300	552,111
Permian Resources Corp.	31,644	405,043
Petroleo Brasileiro SA (Brazil)	99,400	628,645
Petronas Dagangan Bhd (Malaysia)	6,100	33,260
Phillips 66	36,330	4,941,607
PTT Exploration & Production PCL (Thailand)	11,000	39,170
PTT PCL (Thailand)	10,800	11,082
Range Resources Corp.	5,282	198,814
Reliance Industries Ltd. (India)	7,202	110,621
Repsol SA (Spain)	32,525	578,367
Rosneft Oil Co. PJSC (Russia)*^	19,154	—
Shell PLC	291,514	10,389,862

A18

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Shell PLC, ADR	124,896	$8,933,811
SM Energy Co.(a)	45,900	1,146,123
Surgutneftegas PAO (Russia)*^	55,200	—
Talos Energy, Inc.*	42,000	402,780
Tatneft PJSC (Russia)^	133,140	—
TotalEnergies SE (France)	180,253	10,978,964
United Tractors Tbk PT (Indonesia)	119,200	191,687
Valero Energy Corp.	6,799	1,157,598
Viper Energy, Inc. (Class A Stock)	2,655	101,474
Williams Cos., Inc. (The)	260,759	16,519,083
Woodside Energy Group Ltd. (Australia)	160,945	2,430,425
World Kinect Corp.(a)	50,300	1,305,285
		225,991,360
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	934	82,977
Suzano SA (Brazil)	73,100	684,954
Sylvamo Corp.	21,900	968,418
		1,736,349
Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	2,156	107,326
American Airlines Group, Inc.*	13,699	153,977
ANA Holdings, Inc. (Japan)	13,000	251,153
China Airlines Ltd. (Taiwan)	95,000	65,217
Delta Air Lines, Inc.	14,228	807,439
Deutsche Lufthansa AG (Germany)	64,389	546,482
Eva Airways Corp. (Taiwan)	35,000	43,896
International Consolidated Airlines Group SA (United Kingdom)	1,331,921	6,970,540
Japan Airlines Co. Ltd. (Japan)	200	4,027
Qantas Airways Ltd. (Australia)	452,590	3,270,326
Ryanair Holdings PLC (Italy)	119,936	3,504,820
SkyWest, Inc.*	4,400	442,728
Southwest Airlines Co.	9,311	297,114
Turk Hava Yollari AO (Turkey)	331,220	2,511,691
United Airlines Holdings, Inc.*	7,111	686,211
		19,662,947
Personal Care Products — 0.2%
APR Corp. (South Korea)*	280	50,023
BellRing Brands, Inc.*	2,880	104,688
Coty, Inc. (Class A Stock)*	8,869	35,831
Edgewell Personal Care Co.	5,400	109,944
elf Beauty, Inc.*	920	121,882
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,712	415,221
Kao Corp. (Japan)	15,000	653,716
Kenvue, Inc.	41,493	673,431
L’Oreal SA (France)	14,203	6,171,021
Nu Skin Enterprises, Inc. (Class A Stock)	37,400	455,906
Unilever PLC (United Kingdom)	138,060	8,160,540
Unilever PLC (United Kingdom), ADR(a)	193,408	11,465,226
		28,417,429
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 2.0%
Amneal Pharmaceuticals, Inc.*	112,800	$1,129,128
ANI Pharmaceuticals, Inc.*	5,800	531,280
Astellas Pharma, Inc. (Japan)	56,100	611,489
AstraZeneca PLC (United Kingdom)	92,999	14,247,551
AstraZeneca PLC (United Kingdom), ADR	150,431	11,541,066
Bristol-Myers Squibb Co.	294,598	13,286,370
Chugai Pharmaceutical Co. Ltd. (Japan)	14,800	656,151
Cipla Ltd. (India)	5,340	90,599
Daiichi Sankyo Co. Ltd. (Japan)	19,000	427,504
Elanco Animal Health, Inc.*(a)	183,590	3,697,503
Eli Lilly & Co.	75,136	57,328,768
Galderma Group AG (Switzerland)	44,003	7,779,744
GSK PLC	239,518	5,142,926
Hansoh Pharmaceutical Group Co. Ltd. (China), 144A	20,000	92,778
Hikma Pharmaceuticals PLC (United Kingdom)	36,212	831,284
Jazz Pharmaceuticals PLC*	1,307	172,263
Jiangsu Hengrui Pharmaceuticals Co. Ltd. (China) (Class A Stock)	5,300	53,235
Johnson & Johnson	127,489	23,639,010
Liquidia Corp.*	5,700	129,618
Lupin Ltd. (India)	3,050	65,934
Merck & Co., Inc.	253,593	21,284,061
Novartis AG	160,810	20,676,691
Novo Nordisk A/S (Denmark) (Class B Stock)	168,671	9,391,883
Organon & Co.	6,172	65,917
Orion OYJ (Finland) (Class B Stock)	44,716	3,433,001
Otsuka Holdings Co. Ltd. (Japan)(a)	72,300	3,855,814
Pacira BioSciences, Inc.*	17,000	438,090
Perrigo Co. PLC(a)	161,418	3,594,779
Pfizer, Inc.	740,503	18,868,016
Phibro Animal Health Corp. (Class A Stock)	11,700	473,382
Prestige Consumer Healthcare, Inc.*(a)	9,000	561,600
Richter Gedeon Nyrt (Hungary)	18,015	548,096
Roche Holding AG	57,740	19,226,471
Roche Holding AG, ADR(a)	54,231	2,267,398
Royalty Pharma PLC (Class A Stock)	8,373	295,399
Sandoz Group AG (Switzerland)	31,405	1,873,079
Sanofi SA	72,150	6,832,165
Sanofi SA, ADR(a)	42,171	1,990,471
Sino Biopharmaceutical Ltd. (Hong Kong)	172,000	179,278
Sun Pharmaceutical Industries Ltd. (India)	7,293	131,288
Takeda Pharmaceutical Co. Ltd. (Japan)(a)	150,800	4,429,055
Tarsus Pharmaceuticals, Inc.*	7,695	457,314
Terns Pharmaceuticals, Inc.*	16,000	120,160
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	24,000	484,800
Trevi Therapeutics, Inc.*	127,300	1,164,795
UCB SA (Belgium)	19,068	5,322,545
Viatris, Inc.	26,017	257,568

A19

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Xeris Biopharma Holdings, Inc.*	256,900	$2,091,166
Zoetis, Inc.	27,740	4,058,917
Zydus Lifesciences Ltd. (India)	4,287	47,524
		275,874,924
Professional Services — 0.3%
Alight, Inc. (Class A Stock)	300,000	978,000
Amentum Holdings, Inc.*	3,402	81,478
Automatic Data Processing, Inc.(a)	26,002	7,631,587
Broadridge Financial Solutions, Inc.	250	59,543
CACI International, Inc. (Class A Stock)*	482	240,412
Clarivate PLC*	246,571	944,367
Computershare Ltd. (Australia)	98,356	2,363,086
Concentrix Corp.(a)	41,267	1,904,472
Conduent, Inc.*	442,300	1,238,440
Dayforce, Inc.*	3,119	214,868
Equifax, Inc.(a)	2,239	574,371
Experian PLC	15,912	799,215
FTI Consulting, Inc.*	714	115,418
Genpact Ltd.	3,627	151,935
Huron Consulting Group, Inc.*	2,923	429,009
Innodata, Inc.*	2,400	184,968
Jacobs Solutions, Inc.	27,521	4,124,297
Kanzhun Ltd. (China), ADR*	66,448	1,552,225
KBR, Inc.	2,691	127,257
Korn Ferry	5,780	404,484
Leidos Holdings, Inc.	2,788	526,820
ManpowerGroup, Inc.	70,568	2,674,527
Parsons Corp.*	890	73,799
Paychex, Inc.(a)	4,850	614,786
Paycom Software, Inc.	759	157,978
Recruit Holdings Co. Ltd. (Japan)	165,800	8,914,051
RELX PLC (United Kingdom)	34,545	1,650,520
Robert Half, Inc.	2,306	78,358
Science Applications International Corp.	1,070	106,326
SS&C Technologies Holdings, Inc.	4,647	412,468
Teleperformance SE (France)	12,042	899,458
TransUnion	4,286	359,081
TriNet Group, Inc.	11,000	735,790
TrueBlue, Inc.*	93,800	574,994
TTEC Holdings, Inc.*(a)	46,600	156,576
Verisk Analytics, Inc.	1,080	271,631
		42,326,595
Real Estate Management & Development — 0.3%
Aldar Properties PJSC (United Arab Emirates)	438,015	1,131,424
Anywhere Real Estate, Inc.*	55,800	590,922
Barwa Real Estate Co. (Qatar)	234,616	172,074
CapitaLand Investment Ltd. (Singapore)	14,713	30,727
Catena AB (Sweden)	4,509	205,356
CBRE Group, Inc. (Class A Stock)*	30,867	4,863,405
Compass, Inc. (Class A Stock)*	126,500	1,015,795
CoStar Group, Inc.*	7,993	674,369
Cushman & Wakefield PLC*	143,000	2,276,560
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Daito Trust Construction Co. Ltd. (Japan)	49,000	$1,075,121
Daiwa House Industry Co. Ltd. (Japan)	31,300	1,124,140
Emaar Development PJSC (United Arab Emirates)	603,538	2,211,599
Emaar Properties PJSC (United Arab Emirates)	1,353,772	4,813,016
Fastighets AB Balder (Sweden) (Class B Stock)*	37,479	268,556
Grainger PLC (United Kingdom)	72,080	188,646
Howard Hughes Holdings, Inc.*	770	63,271
Jones Lang LaSalle, Inc.*	14,762	4,403,209
K Wah International Holdings Ltd. (Hong Kong)	5,850,000	1,608,237
LEG Immobilien SE (Germany)	5,207	414,986
Longfor Group Holdings Ltd. (China), 144A	140,000	213,273
Marcus & Millichap, Inc.	2,800	82,180
Mitsubishi Estate Co. Ltd. (Japan)	93,515	2,149,334
Mitsui Fudosan Co. Ltd. (Japan)	260,207	2,832,641
Newmark Group, Inc. (Class A Stock)(a)	177,600	3,312,240
PSP Swiss Property AG (Switzerland)	1,852	318,639
Shun Tak Holdings Ltd. (Hong Kong)*	9,296,000	991,484
Sumitomo Realty & Development Co. Ltd. (Japan)	14,000	617,532
Sun Hung Kai Properties Ltd. (Hong Kong)	41,685	498,617
Swire Properties Ltd. (Hong Kong)	160,074	455,590
Swiss Prime Site AG (Switzerland)	7,862	1,101,379
TAG Immobilien AG (Germany)	17,388	300,821
Vonovia SE (Germany)	45,811	1,431,676
Yanlord Land Group Ltd. (China)*	964,900	554,703
Zillow Group, Inc. (Class A Stock)*	16,733	1,245,605
Zillow Group, Inc. (Class C Stock)*	45,988	3,543,375
		46,780,502
Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	13,897	462,075
AvalonBay Communities, Inc.(a)	3,114	601,531
Camden Property Trust	70,964	7,577,536
Centurion Accommodation Reit (Singapore)*	26,300	21,204
Equity LifeStyle Properties, Inc.	4,259	258,521
Equity Residential	15,914	1,030,113
Essex Property Trust, Inc.(a)	2,407	644,258
Independence Realty Trust, Inc.	64,556	1,058,073
Invitation Homes, Inc.	13,452	394,547
Mid-America Apartment Communities, Inc.	3,825	534,467
Mitsui Fudosan Accommodations Fund, Inc. (Japan)	349	311,661
Sun Communities, Inc.	2,260	291,540
UDR, Inc.	26,009	969,095
UNITE Group PLC (The) (United Kingdom)	36,467	353,184

A20

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Residential REITs (cont’d.)
Veris Residential, Inc.	30,293	$460,454
		14,968,259
Retail REITs — 0.1%
Agree Realty Corp.(a)	13,488	958,188
Brixmor Property Group, Inc.	22,336	618,260
Curbline Properties Corp.	19,394	432,486
Federal Realty Investment Trust	1,900	192,489
InvenTrust Properties Corp.	15,900	455,058
Kimco Realty Corp.	14,743	322,135
Klepierre SA (France)	56,713	2,214,070
Link REIT (Hong Kong)	47,389	243,484
Macerich Co. (The)	2,369	43,116
NETSTREIT Corp.(a)	16,098	290,730
NNN REIT, Inc.	4,186	178,198
Realty Income Corp.	62,480	3,798,159
Regency Centers Corp.	8,267	602,664
RioCan Real Estate Investment Trust (Canada)(a)	11,869	161,614
Sasseur Real Estate Investment Trust (China)	2,185,200	1,152,502
Scentre Group (Australia)	897,356	2,420,507
Simon Property Group, Inc.	13,560	2,544,805
Unibail-Rodamco-Westfield (France)	17,301	1,822,049
Urban Edge Properties	20,661	422,931
Vicinity Ltd. (Australia)	1,106,928	1,844,159
		20,717,604
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.*	108,283	17,519,107
Advantest Corp. (Japan)	55,700	5,511,112
Alchip Technologies Ltd. (Taiwan)	3,109	357,147
Allegro MicroSystems, Inc. (Japan)*	2,415	70,518
Ambarella, Inc.*	6,600	544,632
Amkor Technology, Inc.	2,120	60,208
Analog Devices, Inc.	76,275	18,740,767
Applied Materials, Inc.	20,205	4,136,772
ASML Holding NV (Netherlands) (XAMS)	22,016	21,469,718
ASML Holding NV (Netherlands) (XNGS)	1,721	1,666,083
ASPEED Technology, Inc. (Taiwan)	4,980	828,286
Astera Labs, Inc.*	39,300	7,694,940
Broadcom, Inc.	486,390	160,464,925
Cirrus Logic, Inc.*	1,151	144,209
Credo Technology Group Holding Ltd.*	17,800	2,591,858
Disco Corp. (Japan)	5,900	1,849,889
Entegris, Inc.	2,295	212,196
First Solar, Inc.*(a)	2,225	490,679
GLOBALFOUNDRIES, Inc.*	2,403	86,124
Hanmi Semiconductor Co. Ltd. (South Korea)	13,280	915,778
Impinj, Inc.*	438	79,168
Infineon Technologies AG (Germany)	90,612	3,554,724
Intel Corp.	125,603	4,213,981
Lam Research Corp.	178,963	23,963,146
Lasertec Corp. (Japan)	2,400	328,332
Lattice Semiconductor Corp.*(a)	7,456	546,674
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
MACOM Technology Solutions Holdings, Inc.*	4,065	$506,052
Marvell Technology, Inc.	17,504	1,471,561
MediaTek, Inc. (Taiwan)	23,000	997,504
Microchip Technology, Inc.	25,926	1,664,968
Micron Technology, Inc.	87,147	14,581,436
MKS, Inc.	1,497	185,284
Nova Ltd. (Israel)*	5,286	1,680,929
Novatek Microelectronics Corp. (Taiwan)	24,000	336,936
NVIDIA Corp.	2,043,230	381,225,853
ON Semiconductor Corp.*	9,250	456,117
Onto Innovation, Inc.*	1,142	147,569
Qorvo, Inc.*	1,900	173,052
QUALCOMM, Inc.(a)	43,966	7,314,184
Rambus, Inc.*	27,600	2,875,920
Realtek Semiconductor Corp. (Taiwan)	30,000	543,106
Renesas Electronics Corp. (Japan)	213,300	2,454,058
SCREEN Holdings Co. Ltd. (Japan)	11,100	1,005,795
Silicon Laboratories, Inc.*	13,200	1,730,916
SiTime Corp.*(a)	4,500	1,355,895
SK Hynix, Inc. (South Korea)	34,056	8,442,414
Skyworks Solutions, Inc.	3,320	255,574
Synaptics, Inc.*(a)	17,600	1,202,784
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	171,849	7,464,747
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	140,990	39,377,097
Teradyne, Inc.	3,226	444,027
Texas Instruments, Inc.	43,689	8,026,980
Tokyo Electron Ltd. (Japan)	28,200	4,998,928
Tower Semiconductor Ltd. (Israel)*	11,297	816,773
United Microelectronics Corp. (Taiwan)	12,000	18,052
Universal Display Corp.	2,755	395,701
		770,191,185
Software — 4.5%
A10 Networks, Inc.	36,800	667,920
ACI Worldwide, Inc.*	38,900	2,052,753
Adeia, Inc.	8,300	139,440
Adobe, Inc.*	47,322	16,692,836
Agilysys, Inc.*	705	74,201
Amplitude, Inc. (Class A Stock)*	8,400	90,048
Appfolio, Inc. (Class A Stock)*	1,044	287,789
AppLovin Corp. (Class A Stock)*	54,819	39,389,644
Atlassian Corp. (Class A Stock)*	6,700	1,069,990
Aurora Innovation, Inc.*	20,915	112,732
Autodesk, Inc.*	18,000	5,718,060
AvePoint, Inc.*	10,476	157,245
BILL Holdings, Inc.*	1,858	98,418
Blend Labs, Inc. (Class A Stock)*	62,800	229,220
Box, Inc. (Class A Stock)*	40,600	1,310,162
Cadence Design Systems, Inc.*	111,390	39,126,851
CCC Intelligent Solutions Holdings, Inc.*	10,702	97,495
Check Point Software Technologies Ltd. (Israel)*	9,700	2,007,027
Circle Internet Group, Inc.*(a)	790	104,738

A21

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Commvault Systems, Inc.*	13,700	$2,586,286
Confluent, Inc. (Class A Stock)*	5,775	114,345
Constellation Software, Inc. (Canada)	742	2,014,271
Crowdstrike Holdings, Inc. (Class A Stock)*	29,914	14,669,227
CyberArk Software Ltd.*	5,028	2,429,278
Datadog, Inc. (Class A Stock)*	38,192	5,438,541
Docusign, Inc.*	920	66,323
Dolby Laboratories, Inc. (Class A Stock)	1,432	103,634
Dropbox, Inc. (Class A Stock)*	3,259	98,454
Elastic NV*	69,600	5,880,504
Fair Isaac Corp.*	82	122,715
Five9, Inc.*	15,600	377,520
Freshworks, Inc. (Class A Stock)*	39,500	464,915
Gen Digital, Inc.(a)	111,432	3,163,554
HubSpot, Inc.*	6,725	3,145,955
I3 Verticals, Inc. (Class A Stock)*	5,137	166,747
Informatica, Inc. (Class A Stock)*	1,763	43,793
Intapp, Inc.*	35,174	1,438,617
Intuit, Inc.	14,007	9,565,520
Microsoft Corp.	614,350	318,202,583
Mitek Systems, Inc.*	141,500	1,382,455
Monday.com Ltd.*(a)	7,116	1,378,298
nCino, Inc.*	1,559	42,265
Nemetschek SE (Germany)	3,850	502,431
Nice Ltd. (Israel)*	13,736	1,989,854
Nutanix, Inc. (Class A Stock)*	4,288	318,984
Open Text Corp. (Canada)	13,200	493,399
Oracle Corp.	133,562	37,562,977
Oracle Corp. (Japan)	6,900	704,512
Oracle Financial Services Software Ltd. (India)	5,620	532,093
Pagaya Technologies Ltd. (Class A Stock)*	14,700	436,443
Palantir Technologies, Inc. (Class A Stock)*	95,300	17,384,626
Pegasystems, Inc.	1,050	60,375
Porch Group, Inc.*	9,800	164,444
Procore Technologies, Inc.*	1,558	113,609
Progress Software Corp.	12,400	544,732
PTC, Inc.*	2,287	464,307
Q2 Holdings, Inc.*	4,203	304,255
Red Violet, Inc.	3,800	198,550
Riskified Ltd. (Class A Stock)*	30,732	143,826
Roper Technologies, Inc.	2,344	1,168,929
Rubrik, Inc. (Class A Stock)*	855	70,324
SailPoint, Inc.*(a)	675	14,904
Salesforce, Inc.	87,001	20,619,237
SAP SE (Germany)	57,545	15,408,665
SentinelOne, Inc. (Class A Stock)*	2,241	39,464
ServiceNow, Inc.*	29,634	27,271,578
SoundHound AI, Inc. (Class A Stock)*(a)	6,300	101,304
Sprinklr, Inc. (Class A Stock)*	34,000	262,480
Sprout Social, Inc. (Class A Stock)*	9,006	116,358
Strategy, Inc.*(a)	5,430	1,749,600
Synopsys, Inc.*	1,094	539,769
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Tata Elxsi Ltd. (India)	7,329	$431,578
Telos Corp.*	87,100	595,764
Temenos AG (Switzerland)	4,152	337,222
Teradata Corp.*	6,765	145,515
Terawulf, Inc.*(a)	19,200	219,264
Trend Micro, Inc. (Japan)	56,200	3,075,981
Tyler Technologies, Inc.*	155	81,090
UiPath, Inc. (Class A Stock)*	8,379	112,111
Unity Software, Inc.*	6,347	254,134
Via Transportation, Inc. (Class A Stock)*(a)	211	10,145
Xero Ltd. (New Zealand)*	15,944	1,663,679
Yext, Inc.*	40,800	347,616
Zoom Communications, Inc.*	142,701	11,772,833
		630,651,330
Specialized REITs — 0.3%
American Tower Corp.	9,100	1,750,112
Crown Castle, Inc.	56,362	5,438,369
CubeSmart	16,097	654,504
Digital Realty Trust, Inc.	14,420	2,492,930
EPR Properties	11,946	692,988
Equinix, Inc.	6,993	5,477,197
Extra Space Storage, Inc.	13,484	1,900,435
Gaming & Leisure Properties, Inc.	142,620	6,647,518
Iron Mountain, Inc.(a)	18,000	1,834,920
Millrose Properties, Inc.	2,760	92,764
National Storage Affiliates Trust	23,244	702,434
National Storage REIT (Australia)	232,933	361,899
Public Storage	35,747	10,325,521
Rayonier, Inc.	3,578	94,960
Safehold, Inc.	40,600	628,894
SBA Communications Corp.	2,358	455,919
Shurgard Self Storage Ltd. (Belgium)	3,920	148,817
Smartstop Self Storage REIT, Inc.(a)	8,919	335,711
VICI Properties, Inc.	24,710	805,793
Weyerhaeuser Co.	15,942	395,202
		41,236,887
Specialty Retail — 1.0%
Abercrombie & Fitch Co. (Class A Stock)*	3,400	290,870
American Eagle Outfitters, Inc.	10,800	184,788
Asbury Automotive Group, Inc.*(a)	3,400	831,130
AutoNation, Inc.*	626	136,950
AutoZone, Inc.*	608	2,608,466
Avolta AG (Switzerland)*	41,771	2,280,852
Bath & Body Works, Inc.	4,841	124,704
Best Buy Co., Inc.	4,267	322,671
Boot Barn Holdings, Inc.*	1,149	190,412
Burlington Stores, Inc.*	1,142	290,639
CarMax, Inc.*	3,344	150,045
Cartrade Tech Ltd. (India)*	2,956	81,571
Carvana Co.*	7,200	2,716,128
Dick’s Sporting Goods, Inc.	1,277	283,775
Five Below, Inc.*	66,848	10,341,386
Floor & Decor Holdings, Inc. (Class A Stock)*	1,590	117,183

A22

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
GameStop Corp. (Class A Stock)*(a)	9,100	$248,248
Gap, Inc. (The)	4,974	106,394
Genesco, Inc.*	6,000	173,940
Group 1 Automotive, Inc.	3,100	1,356,281
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	32,025	598,666
Home Depot, Inc. (The)	53,380	21,629,042
Industria de Diseno Textil SA (Spain)	143,550	7,944,608
JD Sports Fashion PLC (United Kingdom)	1,120,220	1,442,114
Kingfisher PLC (United Kingdom)	1,473,084	6,136,527
Lithia Motors, Inc.	507	160,212
Lowe’s Cos., Inc.	130,712	32,849,233
ODP Corp. (The)*	25,800	718,530
O’Reilly Automotive, Inc.*	171,477	18,486,935
Penske Automotive Group, Inc.	426	74,086
Petco Health & Wellness Co., Inc.*	41,600	160,992
Pop Mart International Group Ltd. (China), 144A	3,400	116,456
RH*	295	59,932
Ross Stores, Inc.	5,627	857,499
Sanrio Co. Ltd. (Japan)	9,562	448,841
Sonic Automotive, Inc. (Class A Stock)	1,700	129,353
ThredUp, Inc. (Class A Stock)*	330,800	3,126,060
TJX Cos., Inc. (The)	142,060	20,533,352
Ulta Beauty, Inc.*(a)	7,495	4,097,891
Urban Outfitters, Inc.*	7,300	521,439
Valvoline, Inc.*	22,800	818,748
Warby Parker, Inc. (Class A Stock)*(a)	30,574	843,231
Wayfair, Inc. (Class A Stock)*	1,753	156,596
Williams-Sonoma, Inc.	2,070	404,582
Zalando SE (Germany), 144A*	7,678	235,624
		145,386,982
Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	1,106,069	281,638,350
Asia Vital Components Co. Ltd. (Taiwan)	4,000	130,107
Asustek Computer, Inc. (Taiwan)	30,000	662,768
Catcher Technology Co. Ltd. (Taiwan)	71,000	426,013
Compal Electronics, Inc. (Taiwan)	482,000	514,931
Dell Technologies, Inc. (Class C Stock)	76,008	10,775,654
Diebold Nixdorf, Inc.*	18,300	1,043,649
Hewlett Packard Enterprise Co.	28,648	703,595
HP, Inc.	19,691	536,186
IonQ, Inc.*	6,100	375,150
King Slide Works Co. Ltd. (Taiwan)	9,374	1,018,137
Lite-On Technology Corp. (Taiwan)	9,000	51,164
Logitech International SA (Switzerland)	12,494	1,374,320
MCJ Co. Ltd. (Japan)	52,100	483,677
NetApp, Inc.	2,664	315,577
Pure Storage, Inc. (Class A Stock)*	30,973	2,595,847
Samsung Electronics Co. Ltd. (South Korea)	72,045	4,319,121
Sandisk Corp.*	2,786	312,589
Super Micro Computer, Inc.*	5,515	264,389
Western Digital Corp.	38,058	4,569,244
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Xiaomi Corp. (China) (Class B Stock), 144A*	537,474	$3,735,416
		315,845,884
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	28,999	6,144,350
Amer Sports, Inc. (Finland)*	22,270	773,882
ANTA Sports Products Ltd. (China)	54,800	656,415
Asics Corp. (Japan)	108,900	2,849,640
Birkenstock Holding PLC (Germany)*	947	42,852
Bosideng International Holdings Ltd. (China)	960,000	572,667
Brunello Cucinelli SpA (Italy)(a)	26,774	2,933,177
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	31,791	6,102,804
Columbia Sportswear Co.	672	35,146
Crocs, Inc.*	1,050	87,728
G-III Apparel Group Ltd.*	49,408	1,314,747
Hermes International SCA (France)	1,613	3,966,431
Kontoor Brands, Inc.(a)	18,123	1,445,672
Laopu Gold Co. Ltd. (China) (Class H Stock)(a)	4,001	365,756
Li Ning Co. Ltd. (China)	108,000	244,207
LPP SA (Poland)	283	1,378,016
Lululemon Athletica, Inc.*	810	144,123
LVMH Moet Hennessy Louis Vuitton SE (France)	13,786	8,483,647
Moncler SpA (Italy)	34,457	2,027,909
Movado Group, Inc.	3,800	72,086
NIKE, Inc. (Class B Stock)	146,890	10,242,640
On Holding AG (Switzerland) (Class A Stock)*	72,316	3,062,583
Pandora A/S (Denmark)	11,565	1,512,094
Pou Chen Corp. (Taiwan)	57,000	54,102
PVH Corp.	1,099	92,063
Ralph Lauren Corp.	19,917	6,245,175
Tapestry, Inc.	51,917	5,878,043
Under Armour, Inc. (Class A Stock)*(a)	4,790	23,902
Under Armour, Inc. (Class C Stock)*(a)	4,859	23,469
VF Corp.	8,007	115,541
Wolverine World Wide, Inc.	10,500	288,120
		67,178,987
Tobacco — 0.4%
Altria Group, Inc.	293,990	19,420,979
British American Tobacco PLC (United Kingdom)	157,582	8,381,363
Imperial Brands PLC (United Kingdom)	121,822	5,175,175
ITC Ltd. (India)	29,002	131,101
Japan Tobacco, Inc. (Japan)	150,000	4,919,558
KT&G Corp. (South Korea)	74	7,049
Philip Morris International, Inc.	79,176	12,842,347
Scandinavian Tobacco Group A/S (Denmark), 144A	145,934	2,014,195
Turning Point Brands, Inc.	3,000	296,580
Universal Corp.	37,800	2,111,886
		55,300,233

A23

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 0.4%
AerCap Holdings NV (Ireland)	24,200	$2,928,200
Air Lease Corp.	2,348	149,450
Applied Industrial Technologies, Inc.	725	189,261
BOC Aviation Ltd. (China), 144A	1,100	9,828
Boise Cascade Co.	1,200	92,784
Core & Main, Inc. (Class A Stock)*	78,008	4,199,171
Fastenal Co.	4,384	214,991
Ferguson Enterprises, Inc.	3,971	891,807
FTAI Aviation Ltd.	4,800	800,928
ITOCHU Corp. (Japan)	76,000	4,324,278
Marubeni Corp. (Japan)	110,000	2,744,744
Mitsubishi Corp. (Japan)	296,900	7,077,920
Mitsui & Co. Ltd. (Japan)	194,700	4,834,638
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	23,517	2,166,856
NPK International, Inc.*	137,500	1,555,125
QXO, Inc.*(a)	12,070	230,054
Rush Enterprises, Inc. (Class A Stock)	2,733	146,134
SiteOne Landscape Supply, Inc.*	696	89,645
Sumitomo Corp. (Japan)	162,700	4,707,398
Toyota Tsusho Corp. (Japan)	106,000	2,934,326
United Rentals, Inc.(a)	3,966	3,786,182
W.W. Grainger, Inc.	3,825	3,645,072
Watsco, Inc.	770	311,311
WESCO International, Inc.(a)	50,208	10,618,992
		58,649,095
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	151,685	4,146,964
Getlink SE (France)	41,202	759,742
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	2,000	25,814
International Container Terminal Services, Inc. (Philippines)	12,420	100,725
Transurban Group (Australia), UTS	91,301	833,017
		5,866,262
Water Utilities — 0.0%
American Water Works Co., Inc.(a)	4,259	592,810
California Water Service Group	6,400	293,696
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	500	12,416
Essential Utilities, Inc.	6,122	244,268
Guangdong Investment Ltd. (China)	38,000	34,538
United Utilities Group PLC (United Kingdom)	123,055	1,901,041
		3,078,769
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) (Class B Stock)	596,300	625,816
Bharti Airtel Ltd. (India)	68,108	1,440,449
Etihad Etisalat Co. (Saudi Arabia)	7,370	132,846
KDDI Corp. (Japan)	26,000	414,662
Millicom International Cellular SA (Guatemala)	1,350	65,529
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Mobile Telecommunications Co. KSCP (Kuwait)	393,856	$664,177
MTN Group Ltd. (South Africa)	6,080	51,163
SoftBank Group Corp. (Japan)	63,000	7,949,375
Tele2 AB (Sweden) (Class B Stock)	234,943	4,007,796
TIM SA (Brazil)	16,700	73,675
T-Mobile US, Inc.	43,663	10,452,049
Vodafone Group PLC (United Kingdom)	2,306,737	2,682,514
		28,560,051

Total Common Stocks (cost $5,774,157,819)		7,479,173,220
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,686	343,341
Hyundai Motor Co. (South Korea) (2nd PRFC)	105	12,468
Hyundai Motor Co. (South Korea) (PRFC)	92	10,697
TVS Motor Co. Ltd. (India), Maturing 09/01/26^	2,072	—
		366,506
Banks — 0.0%
Banco Bradesco SA (Brazil) (PRFC)	30,800	102,546
Banco do Estado do Rio Grande do Sul SA (Brazil) (PRFC) (Class B Stock)	7,200	16,072
Grupo Cibest SA (Colombia) (PRFC)	49,674	646,953
Itau Unibanco Holding SA (Brazil) (PRFC)	22,390	164,194
		929,765
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	35,000	814,100
Electric Utilities — 0.0%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	12,000	25,004
Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	29,275	2,362,092
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	6,095	1,424,869
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	754,534	2,360,466
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	135,700	799,323
Surgutneftegas PAO (Russia) (PRFC)^	144,000	—
		799,323

A24

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	8,059	$382,488

Total Preferred Stocks (cost $9,604,352)		9,464,613
Unaffiliated Exchange-Traded Funds — 13.7%
Dimensional Core Fixed Income ETF	3,480,300	148,817,628
Dimensional International Core Equity Market ETF	4,668,850	169,712,698
Dimensional US Equity Market ETF	11,415,600	826,946,064
Health Care Select Sector SPDR Fund	307,706	42,823,444
iShares Core MSCI EAFE ETF	1,244,721	108,676,591
iShares Core S&P 500 ETF	499,334	334,204,246
iShares Core U.S. Aggregate Bond ETF	1,702,338	170,659,384
iShares Gold Trust*	536,100	39,011,997
iShares iBoxx $ High Yield Corporate Bond ETF	330,000	26,792,700
iShares MSCI EAFE ETF(a)	316,490	29,550,671
iShares MSCI Emerging Markets ETF(a)	2,600	138,840
iShares Russell 1000 Value ETF	20,900	4,255,031
iShares TIPS Bond ETF	239,000	26,581,580

Total Unaffiliated Exchange-Traded Funds (cost $1,758,943,086)		1,928,170,874

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26*(x)	65,902	1
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.7%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	900	927,887
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	500	504,017
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	642	646,839
Series 2024-01, Class A2, 144A
5.230%	03/20/30	928	935,675
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	986	974,195
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36	900	935,931
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		1,700	$1,707,961
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		500	508,166
Series 2023-06, Class C
6.400%	03/17/31		100	103,371
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		600	599,141
				7,843,183
Collateralized Loan Obligations — 3.6%
AGL Core CLO Ltd. (Cayman Islands),
Series 2025-38A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)
5.572%(c)	01/22/38		3,250	3,257,416
AIMCO CLO Ltd. (United Kingdom),
Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.685%(c)	07/20/37		15,650	15,700,080
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-08A, Class AR2A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
5.775%(c)	10/27/34		10,500	10,514,374
Ares Loan Funding Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.459%(c)	03/31/38		14,000	14,014,423
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.095%(c)	01/24/33	EUR	2,073	2,441,136
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.665%(c)	01/20/38		3,500	3,510,442
Series 2024-03A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
6.525%(c)	04/20/37		7,500	7,540,052
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.725%(c)	10/21/37		16,250	16,319,875
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.767%(c)	07/20/34		6,000	6,009,635
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.767%(c)	01/20/35		10,125	10,144,178
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.767%(c)	07/20/34		8,250	8,263,744

A25

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.076%(c)	01/15/34	EUR	5,250	$6,167,856
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.226%(c)	10/15/37	EUR	14,200	16,663,024
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.208%(c)	01/25/37		12,000	12,034,913
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
2.644%(c)	09/15/31	EUR	3,087	3,624,875
Series 21A, Class A1, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)
2.989%(c)	09/22/34	EUR	2,500	2,935,626
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.945%(c)	04/20/37		15,000	15,050,235
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.675%(c)	10/20/37		31,000	31,118,950
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.845%(c)	04/20/37		20,000	20,100,700
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.026%(c)	10/15/34	EUR	8,500	9,984,443
Generate CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.952%(c)	04/22/37		12,500	12,542,084
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.718%(c)	04/15/34		10,000	10,013,444
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
5.765%(c)	10/20/31		1,920	1,920,282
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.626%(c)	05/24/38	EUR	11,500	13,513,159
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.274%(c)	10/19/38	EUR	12,250	14,369,412
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
3.678%(c)	01/26/38	EUR	16,000	18,798,355
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.676%(c)	07/15/31	EUR	6,338	$7,428,101
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)
5.365%(c)	10/20/34		4,250	4,251,064
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.688%(c)	10/16/37		20,100	20,160,139
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
5.528%(c)	03/15/38		14,000	14,013,223
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
3.626%(c)	05/15/37	EUR	20,000	23,548,776
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.582%(c)	10/12/30		1,632	1,634,054
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)
6.575%(c)	04/20/37		7,250	7,255,004
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.665%(c)	01/20/38		3,000	3,008,495
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.649%(c)	01/18/38		6,000	6,024,029
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.367%(c)	01/15/38	EUR	10,500	12,342,799
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.749%(c)	10/15/39	EUR	3,250	3,811,847
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.872%(c)	04/17/37		22,000	22,083,428
Signal Peak CLO Ltd. (Cayman Islands),
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.779%(c)	07/18/37		3,250	3,264,625
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
6.115%(c)	01/20/37		14,750	14,783,988

A26

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.769%(c)	04/25/30	EUR	4,589	$5,372,814
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.400%(c)	04/24/38		14,000	14,018,158
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.512%(c)	10/15/38	EUR	14,500	17,083,943
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.195%(c)	01/20/36		11,350	11,380,855
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.676%(c)	04/15/37	EUR	12,000	14,114,099
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.626%(c)	04/15/37	EUR	10,000	11,744,238
				503,876,392
Consumer Loans — 0.0%
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A
5.500%	06/14/38		3,000	3,102,019
Series 2023-02A, Class C, 144A
6.740%	09/15/36		400	413,395
Series 2023-02A, Class D, 144A
7.520%	09/15/36		400	413,158
				3,928,572
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.153%(c)	03/15/32	GBP	2,000	2,710,780
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.873%(c)	07/15/32	GBP	800	1,080,524
				3,791,304
Home Equity Loans — 0.0%
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
5.972%(c)	05/25/33		416	413,052
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.089%(c)	03/20/54		74	73,892
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		601	$606,855
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		1,359	1,381,417
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		62	62,179
				2,537,395
Other — 0.0%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55		406	395,285
Residential Mortgage-Backed Securities — 0.0%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
5.418%(cc)	03/25/44		84	84,454

Total Asset-Backed Securities (cost $508,748,110)				522,456,585
Commercial Mortgage-Backed Securities — 0.3%
BANK5,
Series 2024-05YR10, Class A3
5.302%	10/15/57		1,685	1,736,545
Series 2024-05YR8, Class A3
5.884%	08/15/57		1,445	1,516,563
Series 2025-05YR14, Class A3
5.646%	04/15/58		4,900	5,125,914
Barclays Commercial Mortgage Securities Trust,
Series 2025-5C34, Class A3
5.659%	05/15/58		1,600	1,677,080
Benchmark Mortgage Trust,
Series 2021-B25, Class A4
2.268%	04/15/54		2,530	2,299,033
Series 2024-V09, Class A3
5.602%	08/15/57		2,900	3,012,121
Series 2024-V11, Class A3
5.909%(cc)	11/15/57		3,085	3,246,511
BMO Mortgage Trust,
Series 2024-05C3, Class A3
5.739%	02/15/57		650	674,301
Series 2024-05C6, Class A3
5.316%	09/15/57		3,400	3,502,335
Series 2025-5C11, Class A3
5.669%	07/15/58		1,500	1,571,468
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)
4.661%(c)	11/15/41	CAD	1,631	1,185,934
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.775%(c)	10/18/42		700	696,863

A27

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53		6,800	$6,354,958
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.825%(cc)	11/25/25		21,276	3,221
Series K055, Class X1, IO
1.469%(cc)	03/25/26		26,924	104,316
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52		2,493	2,354,166
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31		705	162,668
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
5.764%(c)	03/15/36		300	282,838
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
5.736%(c)	08/17/31	GBP	737	993,158
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.086%(c)	08/17/31	GBP	671	905,272
Wells Fargo Commercial Mortgage Trust,
Series 2018-C45, Class A3
3.920%	06/15/51		1,254	1,246,269
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)
6.115%(c)	05/15/31		300	299,274
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)
6.665%(c)	05/15/31		200	199,516
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)
7.765%(c)	05/15/31		300	299,274
Series 2024-5C1, Class A3
5.928%	07/15/57		3,200	3,353,999

Total Commercial Mortgage-Backed Securities (cost $43,222,344)				42,803,597
Corporate Bonds — 3.2%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59		655	470,301
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		1,900	1,901,159
6.750%	06/15/33		145	151,303
7.125%	06/15/26		628	627,608
7.500%	02/01/29		350	364,420
7.875%	04/15/27(a)		165	165,355
				3,680,146
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture — 0.0%
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	2,000	$2,337,087
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29(a)		1,000	1,003,750
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		490	496,050
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,660	1,657,114
4.625%	04/15/29		360	354,654
				3,511,568
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		480	438,906
Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.850%	06/27/28	EUR	700	823,914
3.500%	06/27/31	EUR	1,500	1,768,630
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		700	558,143
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		675	641,651
4.950%	05/28/27		720	718,979
5.850%	05/17/27		1,140	1,154,393
Sr. Unsec’d. Notes, EMTN
4.066%	08/21/30	EUR	1,300	1,530,890
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.600%	06/21/30		1,995	1,900,897
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		690	690,614
Volkswagen Bank GmbH (Germany),
Sr. Non-Preferred Notes, EMTN
4.625%	05/03/31	EUR	2,500	3,091,978
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/14/27(oo)	EUR	1,500	1,759,472
				14,639,561
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27		1,125	1,125,448
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		100	103,210

A28

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		490	$505,495
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/32		270	272,345
Sr. Unsec’d. Notes, 144A
6.250%	08/15/33		160	163,565
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		3,275	3,279,312
				5,449,375
Banks — 0.6%
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	1,500	1,703,353
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	1,300	1,393,343
0.500%	05/25/30	EUR	500	526,925
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	19,000	2,903,336
Australia & New Zealand Banking Group Ltd. (Australia),
Sub. Notes, EMTN
5.101%(ff)	02/03/33	EUR	2,400	2,947,976
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28		1,200	1,188,085
Bangko Sentral ng Pilipinas International Bond (Philippines),
Sr. Unsec’d. Notes, Series A
8.600%	06/15/27		1,000	1,075,480
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	300	337,531
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	219,153
4.000%	09/08/27	EUR	1,800	2,171,152
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		770	690,335
2.687%(ff)	04/22/32		1,700	1,548,509
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	25,000	641,016
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30(a)		3,210	3,295,620
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	1,500	1,747,568
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
3.063%	10/09/30	EUR	300	351,521
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30		800	799,965
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
5.750%	05/05/26		2,000	$2,016,537
5.875%	04/30/29		1,000	1,053,544
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		1,070	964,401
3.980%(ff)	03/20/30		420	414,968
Sub. Notes
5.827%(ff)	02/13/35		315	326,988
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		622	647,121
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		1,170	1,143,597
Sub. Notes
3.742%(ff)	01/07/33		4,890	4,505,148
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
6.100%	02/21/33	AUD	720	500,962
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	800	531,684
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	2,500	2,906,918
0.875%	12/09/25	GBP	1,000	1,333,677
1.625%	04/07/27	EUR	290	336,280
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		350	371,000
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		1,950	1,910,387
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		1,075	1,059,506
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		2,680	2,613,689
2.615%(ff)	04/22/32		2,550	2,311,518
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
5.066%(ff)	03/25/31		515	527,005
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32		1,000	943,980
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		495	437,579
2.580%(ff)	04/22/32		120	109,067
5.572%(ff)	04/22/36(a)		1,130	1,192,048
Lloyds Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		200	148,208
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.098%(ff)	05/13/31		3,745	3,844,156
Sr. Unsec’d. Notes, EMTN
6.025%(ff)	08/28/29	AUD	1,000	691,034

A29

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	900	$1,034,189
5.664%(ff)	04/17/36		565	596,170
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32(a)		1,600	1,150,000
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		220	196,134
5.250%(ff)	04/21/34		75	77,308
5.424%(ff)	07/21/34		80	83,339
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.150%	02/04/26	CNH	1,000	140,948
4.000%	03/14/27	CNH	2,000	287,521
Gtd. Notes, MTN
4.900%	02/01/28	AUD	100	66,323
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		345	309,143
3.337%(ff)	01/21/33		590	536,361
5.519%(ff)	01/19/28		835	845,861
Sr. Non-Preferred Notes, 144A, MTN
6.100%(ff)	04/13/33		775	817,389
Sr. Non-Preferred Notes, EMTN
3.550%	06/16/29	CNH	5,000	708,776
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34		210	222,502
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		2,600	2,516,585
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	2,850	3,455,592
UBS AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
3.550%	05/27/31	CNH	5,000	723,994
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27		1,220	1,200,161
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.605%(ff)	04/23/36		1,315	1,379,649
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,280	2,118,899
3.350%(ff)	03/02/33		995	926,028
				75,774,742
Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	600	750,584
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		995	972,613
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		915	$948,024
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		220	228,628
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		600	575,404
4.750%	01/15/28		1,725	1,710,808
				5,186,061
Chemicals — 0.0%
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33		480	481,331
Commercial Services — 0.1%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	1,100	1,310,632
3.500%	04/30/32	EUR	200	238,549
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,575	1,548,657
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		940	919,762
4.625%	06/01/28		585	573,370
Ayvens SA (France),
Sr. Preferred Notes
3.875%	01/24/28	EUR	1,400	1,687,770
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		300	318,320
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		385	400,130
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	1,300	1,521,495
4.250%	09/25/30	GBP	800	1,040,953
Fiserv Funding ULC,
Gtd. Notes
2.875%	06/15/28	EUR	700	824,802
3.500%	06/15/32	EUR	1,000	1,169,671
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		1,800	1,897,495
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	100	123,209
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30		585	607,712
7.250%	06/15/33		270	282,100

A30

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	$301,070
4.875%	01/15/28(a)		1,450	1,446,325
5.250%	01/15/30(a)		707	711,445
				16,923,467
Computers — 0.0%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30		2,150	1,997,592
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		761	823,956
				2,821,548
Diversified Financial Services — 0.1%
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32		490	513,447
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%
7.230%(c)	05/31/26^(d)(x)		2,797	2,489,352
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31(a)		1,625	1,445,099
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		320	326,021
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.750%	11/15/31		1,300	1,315,247
6.000%	01/15/27		915	915,000
Nomura International Funding Pte Ltd. (Japan),
Gtd. Notes, EMTN
3.130%	01/07/31	CNH	5,000	702,405
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		2,075	1,994,799
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29		860	912,828
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,900	2,140,419
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		850	964,325
				13,718,942
Electric — 0.4%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	900	1,019,993
4.250%	06/19/30	EUR	200	234,223
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34(h)		205	$182,468
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		1,250	1,190,663
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		470	465,612
5.000%	02/01/31		2,600	2,591,745
5.125%	03/15/28		1,425	1,425,383
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	1,000	1,153,046
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.580%	10/20/35		494	505,981
5.672%	10/20/35(a)		1,185	1,220,692
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		895	939,472
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		400	389,987
Comision Federal de Electricidad (Mexico),
Insured Notes, Series 16U, 6 Month SOFR + 0.923%
5.168%(c)	12/15/36		383	351,996
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36		1,992	1,858,594
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		5,600	5,759,824
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		1,400	1,298,150
Sr. Sec’d. Notes
7.875%	12/15/26		2,500	2,592,600
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.034%(c)	07/24/26	EUR	1,900	2,206,202
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	400	448,994
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,750	1,753,551
Gtd. Notes, 144A
3.875%	02/15/32		950	876,036
5.250%	06/15/29		1,550	1,546,134
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		500	545,885
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		160	159,088
2.450%	12/02/27		700	671,030
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	2,300	2,692,349

A31

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
4.062%(s)	04/11/31	CAD	3,500	$2,118,434
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,500	1,577,817
2.875%	10/25/25	EUR	2,000	2,346,926
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		1,515	1,479,439
SCE Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-2
5.112%	12/14/49(h)		120	115,648
Texas Electric Market Stabilization Funding M LLC,
Sr. Sec’d. Notes, Series A, 144A
5.147%	08/01/51		3,265	3,288,711
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,150	1,166,889
8.000%(ff)	10/15/26(oo)		3,425	3,503,664
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		2,000	2,195,733
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29		1,100	1,077,315
5.000%	07/31/27		1,900	1,897,640
5.625%	02/15/27		1,000	1,000,374
				55,848,288
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		515	530,289
6.625%	03/15/32		380	395,357
7.250%	06/15/28		750	760,277
				1,685,923
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	08/15/29	EUR	1,300	1,560,300
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	1,100	1,320,061
				2,880,361
Engineering & Construction — 0.1%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	2,500	2,734,362
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		1,150	1,127,000
5.500%	07/31/47		600	520,500
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		810	793,800
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		305	$285,956
5.625%	01/31/34		725	722,406
				6,184,024
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		1,250	1,195,009
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		650	668,679
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		825	804,844
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		875	455,242
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31(a)		460	496,140
				3,619,914
Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31		400	418,500
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.875%	02/15/28		2,100	2,099,830
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		2,275	2,199,542
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR	3,033	3,605,405
8.125%	05/14/30	GBP	1,025	1,314,766
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		525	504,233
4.375%	01/31/32		500	472,465
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		225	224,501
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,147	1,072,904
				11,493,646
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		606	605,850

A32

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	800	$873,390
3.250%	03/08/34	EUR	2,000	2,321,238
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		2,695	2,600,666
Medtronic, Inc.,
Gtd. Notes
2.950%	10/15/30	EUR	2,300	2,700,828
3.650%	10/15/29	EUR	2,700	3,270,422
				11,766,544
Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		1,275	1,221,273
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		1,275	1,244,987
4.375%	01/15/30		1,225	1,191,762
				3,658,022
Holding Companies-Diversified — 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		5,213	5,575,302
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		1,075	1,033,472
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		125	124,886
7.250%	10/15/29(a)		1,600	1,627,104
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)		2,000	1,874,540
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,200	1,146,096
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		2,850	2,850,000
KB Home,
Gtd. Notes
4.000%	06/15/31		1,050	986,153
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		575	571,750
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		5,725	5,530,865
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28		2,350	$2,383,687
				18,128,553
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)		335	332,014
6.625%	05/15/32		170	167,764
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28		395	418,875
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31		1,725	1,590,056
				2,508,709
Insurance — 0.0%
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
5.625%	08/16/32		1,040	1,081,264
Sr. Unsec’d. Notes, 144A
5.750%	05/20/35		1,100	1,136,317
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	1,400	1,548,057
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	900	1,200,877
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		570	435,118
				5,401,633
Internet — 0.0%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	05/09/31	EUR	1,500	1,763,910
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		350	358,513
				2,122,423
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, EMTN
6.875%	03/14/26	GBP	200	271,771
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	2,000	2,282,071
				2,553,842
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		565	576,180

A33

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
7.375%	05/01/33(a)	375	$382,743
			958,923
Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	100	101,123
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	900	916,173
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26(a)	950	954,362
5.500%	04/01/28	25	25,469
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	1,325	1,325,053
Sr. Unsec’d. Notes, 144A
5.875%	10/15/33	370	370,463
			3,692,643
Lodging — 0.0%
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27	1,750	1,761,057
6.500%	04/15/32	1,020	1,039,506
			2,800,563
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	225	234,455
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	850	901,699
			1,136,154
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	1,200	1,092,215
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	880	844,492
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47	616	531,982
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,060	684,488
4.125%	12/01/30	350	229,276
5.375%	02/01/28	575	506,000
5.500%	04/15/27	2,200	2,089,155
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,000	350,938
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		3,000	$2,565,399
7.375%	07/01/28		425	391,553
7.750%	07/01/26		650	645,283
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		3,150	3,334,078
TDF Infrastructure SASU (France),
Sr. Unsec’d. Notes
4.125%	10/23/31	EUR	1,000	1,184,819
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		1,330	1,377,799
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,600	1,984,427
				17,811,904
Mining — 0.0%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		840	933,164
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		1,140	1,209,674
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		670	671,340
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		111	111,899
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		260	272,350
				3,198,427
Miscellaneous Manufacturing — 0.1%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	1,800	2,147,525
3.375%	05/17/32	EUR	1,400	1,666,238
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	2,200	2,574,309
				6,388,072
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	1,000	1,228,780
4.750%	04/16/29	GBP	1,000	1,349,937
5.000%	01/24/29		700	716,814
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
4.250%	02/07/28	IDR	20,000,000	1,176,124

A34

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National (cont’d.)
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
3.813%(s)	05/28/37	CAD	2,100	$939,228
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		700	730,051
				6,140,934
Oil & Gas — 0.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		161	193,893
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		155	158,260
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		735	791,639
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		140	123,639
3.750%	02/15/52		105	74,279
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		250	259,285
8.625%	11/01/30		425	439,916
8.750%	07/01/31(a)		550	563,665
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		645	641,200
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		1,775	1,778,439
Gtd. Notes, 144A
5.875%	02/01/29		2,200	2,208,872
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		425	419,482
6.000%	02/01/31		425	409,973
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		1,350	1,454,297
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.500%	05/01/31		2,450	2,748,540
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		1,150	1,169,194
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	400	531,235
6.625%	01/16/34	GBP	1,000	1,335,149
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	2,700	3,236,313
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,200	$1,357,155
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30		1,200	1,254,516
				21,148,941
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		1,525	1,560,920
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		1,650	1,695,022
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		600	616,272
				3,872,214
Pharmaceuticals — 0.1%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		725	724,252
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		50	42,875
5.000%	02/15/29		150	112,500
5.250%	01/30/30		625	439,063
5.250%	02/15/31		875	573,125
6.250%	02/15/29		2,365	1,884,456
7.000%	01/15/28		400	356,000
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		650	582,562
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	2,000	2,408,424
Johnson & Johnson,
Sr. Unsec’d. Notes
2.700%	02/26/29	EUR	1,600	1,888,617
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		375	362,326
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		475	415,609
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		820	682,084
				10,471,893
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28		1,580	1,580,066
6.625%	02/01/32		450	463,639

A35

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		545	$581,628
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		4,770	4,938,172
Sr. Unsec’d. Notes
5.000%	05/15/50		225	192,647
5.200%	04/01/30		70	72,186
6.250%	04/15/49		145	146,348
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30		730	670,228
Gestion Securite de Stocks Securite SA (France),
Sr. Unsec’d. Notes, EMTN
3.000%	11/25/31	EUR	500	581,050
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		60	53,945
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		745	821,345
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33		505	527,220
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		3,050	3,012,339
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		215	205,971
4.125%	08/15/31		165	155,805
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		1,505	1,490,058
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		395	344,458
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.400%	03/04/44		535	520,111
				16,357,216
Real Estate — 0.1%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	10/20/26	EUR	1,300	1,503,157
1.000%	05/04/28	EUR	1,400	1,562,456
1.625%	04/20/30	EUR	400	433,478
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30		315	319,696
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	800	920,202
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		3,500	$3,357,700
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	1,149,395
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		255	227,198
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	2,000	2,236,049
				11,709,331
Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		270	239,938
4.050%	07/01/30		575	564,031
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		1,245	1,100,370
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	1,500	1,736,948
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31		590	520,174
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		100	106,457
Realty Income Corp.,
Sr. Unsec’d. Notes
3.375%	06/20/31	EUR	1,600	1,880,265
4.875%	07/06/30	EUR	800	1,005,128
5.000%	10/15/29	GBP	1,800	2,436,223
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		1,195	1,229,141
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		2,225	2,083,182
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	2,433	2,900,396
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		1,726	1,816,615
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		1,410	1,425,889
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26		1,925	1,924,867

A36

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	1,700	$2,063,945
				23,033,569
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		1,025	1,000,643
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		845	849,517
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	175	210,643
7.375%	08/31/32	GBP	225	307,697
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		1,425	1,490,941
9.000%	06/01/31		1,819	2,060,230
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	400	514,281
12.000%	11/30/28		300	329,049
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		1,450	1,379,015
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		1,350	1,262,919
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		570	592,133
				9,997,068
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		760	648,781
Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30		415	428,589
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	1,450	1,769,667
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	900	880,851
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.875%	10/15/27		3,775	3,775,366
HKT Capital No. 3 Ltd. (Hong Kong),
Gtd. Notes
1.650%	04/10/27	EUR	2,000	2,251,268
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29		50	$47,393
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		880	897,182
Maya SAS (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28		475	482,016
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
4.876%	07/16/30		580	589,238
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		200	234,072
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29(a)		2,800	2,658,031
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.050%	03/22/51	CAD	465	281,823
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	1,700	2,172,471
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		330	342,103
				16,381,481
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26		1,000	992,642
Transportation — 0.1%
Deutsche Bahn AG (Germany),
Jr. Sub. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	900	983,462
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	1,300	1,550,231
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	1,000	1,057,349
1.000%	09/17/34	EUR	100	94,747
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	200	214,969
0.400%	12/19/36	EUR	434	425,369
1.875%	05/25/32	EUR	1,000	1,070,467
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	500	454,352
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	2,000	1,490,838
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	800	901,670

A37

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		2,280	$2,215,072
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		200	208,619
7.125%	02/01/32		455	477,783
				11,144,928
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29(a)		1,475	1,516,823

Total Corporate Bonds (cost $443,160,843)				449,245,364
Floating Rate and Other Loans — 0.2%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.913%(c)	01/28/32		550	548,625
Tenneco, Inc.,
Term B Loan, 1 Month SOFR + 5.000%
9.304%(c)	11/17/28		1,425	1,393,334
				1,941,959
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		252	219,057
Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.650%(c)	01/18/28		494	489,968
Retail — 0.1%
EG America LLC (United Kingdom),
New facility B-3 (EUR), 3 Month EURIBOR + 3.875%
5.937%(c)	02/07/28	EUR	5,676	6,709,103
Peer Holding III BV (Netherlands),
Term B-6B Loan, 3 Month EURIBOR + 2.750%
4.730%(c)	07/01/31	EUR	4,875	5,732,079
The Boots Group (United Kingdom),
Closing Date Sterling Term Loan, SONIA + 4.750%
8.717%(c)	07/18/32	GBP	1,050	1,422,989
				13,864,171
Telecommunications — 0.1%
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 3 Month EURIBOR + 2.750%
5.079%(c)	07/17/29	EUR	6,200	7,298,443

Total Floating Rate and Other Loans (cost $22,516,795)				23,813,598
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 0.1%
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.456%(c)	10/25/41	400	$407,547
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
7.656%(c)	11/25/41	90	91,772
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.356%(c)	11/25/41	84	84,946
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.506%(c)	12/25/41	500	512,030
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.606%(c)	03/25/42	220	234,989
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.606%(c)	03/25/42	180	190,334
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.356%(c)	09/26/33	145	144,939
Fannie Mae REMIC,
Series 2023-54, Class PO, PO
1.816%(s)	11/25/53	1,024	816,567
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
8.356%(c)	11/25/50	2,075	2,295,469
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.006%(c)	01/25/34	87	87,573
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.156%(c)	11/25/41	250	252,110
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.456%(c)	09/25/41	830	834,407
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.706%(c)	12/25/41	700	707,000
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.256%(c)	04/25/42	580	596,675
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.706%(c)	05/25/42	200	207,562
Freddie Mac REMIC,
Series 5323, Class AO
1.924%(s)	07/25/53	3,884	3,094,637
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.156%(c)	01/25/34	54	54,244

A38

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month SOFR + 0.934% (Cap 11.500%, Floor 0.820%)
5.092%(c)	05/25/36		52	$48,836
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,038	951,158
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.256%(c)	04/25/34		483	487,000

Total Residential Mortgage-Backed Securities (cost $11,457,768)				12,099,795
Sovereign Bonds — 1.2%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	1,000	1,142,504
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes
6.034%	01/16/42		1,000	1,024,430
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	02/23/27	EUR	500	574,653
1.250%	05/06/31	EUR	1,000	1,052,112
1.700%	10/13/41	EUR	1,000	797,955
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	500	600,481
4.690%	10/28/34	EUR	350	434,802
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	416,778
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	1,400	1,728,746
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	400	409,730
3.375%	11/25/32	EUR	900	1,064,411
3.375%	05/25/34	EUR	1,700	1,976,853
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		5,802	5,771,966
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	430	548,702
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	1,100	1,417,775
Sr. Unsec’d. Notes, Series 7Y
4.125%	09/23/29	EUR	3,000	3,712,346
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	2,400	1,758,923
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	07/09/31	EUR	200	$241,531
City of Milan (Italy),
Sr. Unsec’d. Notes
4.019%	06/29/35	EUR	950	1,130,518
City of Quebec (Canada),
Unsec’d. Notes
2.100%	07/06/31	CAD	1,000	663,651
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	1,060	1,241,382
5.000%	09/19/32	EUR	290	336,048
5.625%	02/19/36	EUR	410	464,994
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	300	308,139
1.500%	06/17/31	EUR	6,100	6,660,386
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	4,780,837
Eagle Funding Luxco Sarl (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	08/17/30		1,550	1,574,025
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/12/32	EUR	705	874,413
French Republic Government Bond OAT (France),
Bonds, 144A
1.250%	05/25/38	EUR	1,750	1,538,445
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	8,300	8,595,053
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
1.000%	11/24/41	EUR	100	81,507
3.300%	06/07/33	CNH	3,000	455,909
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	1,200	1,443,645
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	2,800	2,906,317
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, Series 7Y
0.000%	04/15/28	EUR	3,908	4,305,115
Ile-de-France Mobilites (France),
Sr. Unsec’d. Notes, EMTN
0.400%	05/28/31	EUR	1,000	1,013,232
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,500	2,866,678
1.100%	03/12/33	EUR	2,000	1,961,673
1.300%	03/23/34	EUR	2,000	1,932,792
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	535,179

A39

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	1,800	$1,757,729
6.875%	10/21/34	GBP	500	732,329
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
4.350%	11/01/33	EUR	336	424,690
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	75	90,931
Sr. Unsec’d. Notes, Series 16Y, 144A
3.250%	03/01/38	EUR	1,475	1,647,281
3.350%	03/01/35	EUR	250	292,488
Sr. Unsec’d. Notes, Series 21Y, 144A
1.800%	03/01/41	EUR	1,000	882,954
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	360	255,442
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	293	290,935
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	400	430,099
0.000%	03/17/31	EUR	1,077	1,075,857
0.375%	10/07/26	EUR	1,239	1,426,850
3.500%	01/17/28	EUR	3,000	3,605,238
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	1,200	1,319,848
2.125%	10/22/35	EUR	300	308,959
4.125%	04/25/28	EUR	195	238,372
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	900	1,141,837
Malta Government Bond (Malta),
Bonds, Series 16Y
1.200%	05/13/37	EUR	1,000	888,274
Bonds, Series I
1.000%	04/23/31	EUR	1,000	1,014,691
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	1,000	1,195,488
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,000	2,138,532
3.500%	09/19/29	EUR	920	1,085,527
4.500%	03/19/34	EUR	530	631,580
5.125%	03/19/38	EUR	360	430,321
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.125%	04/28/34		600	658,410
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	3,500	3,491,525
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	2,000	2,183,733
1.200%	04/28/33	EUR	3,347	3,313,786
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	500	$282,321
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	299,362
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32	EUR	1,000	1,021,750
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,076	1,178,296
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, Series 30Y, 144A, MTN
5.375%	12/01/34	CAD	3,100	2,469,442
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
4.425%	03/28/36	EUR	300	367,433
5.200%	07/31/34	EUR	1,200	1,566,605
5.250%	12/07/34	GBP	777	966,007
5.345%	01/27/48	EUR	1,000	1,255,718
6.000%	08/04/28	GBP	12,470	17,242,333
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		200	190,765
4.000%	10/17/49		1,000	748,646
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		600	430,261
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33(a)		1,425	1,506,663
Republic of Italy Government International Bond Principal Strips (Italy),
Sr. Unsec’d. Notes, Series 1
0.942%(s)	02/20/31	EUR	2,760	2,710,677
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	5,000	5,156,545
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	3,100	2,862,510
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	2,200	2,564,410
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	1,000	1,196,210
Unsec’d. Notes, Series 232
1.875%	03/09/37	EUR	633	620,504
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	210	168,083
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS77
2.250%	03/03/32	EUR	100	114,228
Sr. Unsec’d. Notes, Series RS86
0.000%	02/12/31	EUR	100	102,420
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	1,300	1,607,539

A40

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		2,200	$2,266,088
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	1,400	1,418,241
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	2,700	2,376,902
1.200%	10/31/40	EUR	6,785	5,706,775
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	625	852,389

Total Sovereign Bonds (cost $169,036,688)				162,547,465
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Mortgage Corp.
6.750%	03/15/31		1,000	1,142,720
Federal National Mortgage Assoc.
6.625%	11/15/30		1,475	1,667,628
Tennessee Valley Authority Generic Strips, Bonds
2.897%(s)	03/15/33		461	328,375
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30		875	854,901

Total U.S. Government Agency Obligations (cost $4,204,368)				3,993,624
U.S. Treasury Obligations — 1.7%
U.S. Treasury Bonds
1.625%	11/15/50(h)		26,670	14,310,122
2.000%	11/15/41		1,230	863,691
2.375%	05/15/51(k)		8,340	5,364,966
3.000%	11/15/44		13,580	10,624,228
3.250%	05/15/42		24,895	20,915,690
3.375%	11/15/48(k)		6,895	5,537,547
4.000%	11/15/42(k)		31,115	28,766,790
4.125%	08/15/44		13,980	12,977,372
4.625%	11/15/44		525	520,242
4.750%	11/15/43		6,910	6,983,419
5.000%	05/15/45		5,000	5,193,750
U.S. Treasury Notes
0.375%	07/31/27		15,000	14,141,602
2.875%	08/15/28		4,055	3,973,266
3.500%	09/30/29		3,425	3,401,186
3.500%	01/31/30		1,130	1,120,466
3.625%	08/31/30		3,900	3,880,500
3.625%	09/30/31		7,000	6,918,516
3.750%	04/30/27		1,135	1,136,685
3.750%	06/30/27		3,015	3,020,535
3.750%	05/15/28		1,095	1,098,593
3.875%	07/31/27		7,460	7,490,889
3.875%	11/30/27		2,085	2,096,077
3.875%	11/30/29		105	105,681
3.875%	04/30/30		11,205	11,276,782
3.875%	06/30/30		3,210	3,229,812
3.875%	07/31/30		230	231,402
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.000%	04/30/32	810	$814,809
4.375%	01/31/32	11,975	12,307,119
4.500%	11/15/33(h)	11,960	12,367,387
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26	5,000	4,884,609
1.359%(s)	08/15/40(k)	20,555	10,176,224
1.364%(s)	11/15/41(k)	21,025	9,703,964
1.851%(s)	11/15/40	2,700	1,319,391
4.327%(s)	08/15/43	1,475	614,413
4.500%(s)	05/15/46	1,240	448,065
4.652%(s)	05/15/49(k)	7,500	2,338,036
4.734%(s)	11/15/43	645	264,838
4.853%(s)	02/15/43	9,560	4,095,593
4.928%(s)	11/15/45	335	123,887
4.991%(s)	11/15/42(k)	7,730	3,361,783
5.174%(s)	02/15/40	1,000	510,219
U.S. Treasury Strips Principal
1.333%(s)	02/15/49	295	94,856

Total U.S. Treasury Obligations (cost $254,661,614)			238,605,002

Options Purchased*~ — 0.2%
(cost $23,871,286)	33,687,615
Options Written*~ — (0.0)%
(premiums received $0)	(22,891)

Total Long-Term Investments (cost $10,515,758,294)	12,614,885,521

	Shares
Short-Term Investments — 11.7%
Affiliated Mutual Funds — 10.6%
PGIM Core Ultra Short Bond Fund(wa)	1,252,379,681	1,252,379,681
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $238,534,295; includes $237,759,198 of cash collateral for securities on loan)(b)(wa)	238,679,155	238,535,947

Total Affiliated Mutual Funds (cost $1,490,913,976)		1,490,915,628

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 1.1%
U.S. Treasury Bills
3.965%	12/11/25(k)	90,750	90,060,930
4.052%	12/02/25	22,000	21,852,663
4.284%	11/04/25(k)	38,000	37,855,930

Total U.S. Treasury Obligations (cost $149,743,748)				149,769,523

A41

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Value
Options Purchased*~ — 0.0%
(cost $422,373)	$170,071

Total Short-Term Investments (cost $1,641,080,097)	1,640,855,222

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.5% (cost $12,156,838,391)	14,255,740,743

Options Written*~ — (0.0)%
(premiums received $955,656)	(632,226)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.5% (cost $12,155,882,735)	14,255,108,517

Liabilities in excess of other assets(z) — (1.5)%	(210,164,512)

Net Assets — 100.0%	$14,044,944,005

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BUBOR	Budapest Interbank Offered Rate
CACI	Credit Agricole Corporate and Investment Bank SA
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMBX	Commercial Mortgage-Backed Index
CMS	Constant Maturity Swap
CORRA	Canadian Overnight Repo Rate Average
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MLP	Master Limited Partnership
MPLE	Maple Bonds
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SHIR	Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
A42

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TD	The Toronto-Dominion Bank
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
UBS	UBS Securities LLC
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XETR	Frankfurt Stock Exchange
XJSE	Johannesburg Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,489,365 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $232,130,671; cash collateral of $237,759,198 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$92,258	$361,169	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	1	0.0
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%, 7.230%(c), 05/31/26^(d)	05/18/21	2,797,025	2,489,352	0.0
Total		$2,889,283	$2,850,522	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		49		123	$306
3 Month SOFR	Call	12/12/25	$99.75		13		33	81
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00		75		8	16,044,942
A43

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	01/31/30	$6,100.00		95		10	$17,619,790
Total Exchange Traded (cost $23,872,154)								$33,665,119

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		9,682	$125
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		2,767	36
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		19,365	247
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		5,535	71
Currency Option EUR vs HUF	Call	CITI	10/10/25	430.00		—	EUR	1,533	4
Currency Option EUR vs PLN	Call	CITI	10/13/25	5.00		—	EUR	1,330	—
Currency Option EUR vs PLN	Call	MSI	10/16/25	5.00		—	EUR	1,321	1
Currency Option EUR vs TRY	Call	JPM	10/16/25	99.00		—	EUR	1,321	244
Currency Option EUR vs TRY	Call	JPM	10/23/25	99.00		—	EUR	2,621	1,031
Currency Option EUR vs TRY	Call	JPM	10/30/25	99.00		—	EUR	4,607	2,719
Currency Option USD vs BRL	Call	MSI	10/09/25	6.50		—		1,552	5
Currency Option USD vs BRL	Call	HSBC	11/06/25	7.00		—		1,538	94
Currency Option USD vs CNH	Call	CITI	12/05/25	7.70		—		12,338	91
Currency Option USD vs JPY	Call	MSI	10/07/25	160.00		—		1,542	1
Currency Option USD vs JPY	Call	MSI	10/14/25	165.00		—		1,538	—
Currency Option USD vs KRW	Call	MSI	10/13/25	1,500.00		—		622	2
Currency Option USD vs KRW	Call	JPM	10/23/25	1,600.00		—		4,025	2
Currency Option USD vs TRY	Call	JPM	10/02/25	43.75		—		3,082	23
Currency Option USD vs TRY	Call	CITI	10/02/25	99.00		—		3,082	—
Currency Option USD vs TRY	Call	JPM	10/07/25	99.00		—		5,398	163
Currency Option USD vs TRY	Call	JPM	10/15/25	99.00		—		1,555	294
Currency Option USD vs TRY	Call	CITI	10/16/25	99.00		—		3,117	804
Currency Option USD vs TRY	Call	JPM	11/11/25	99.00		—		1,552	2,160
Currency Option USD vs TWD	Call	MSI	10/16/25	33.00		—		1,558	13
Currency Option USD vs TWD	Call	JPM	10/22/25	33.00		—		1,548	32
Currency Option USD vs ZAR	Call	MSI	10/16/25	20.00		—		1,559	14
Currency Option EUR vs USD	Put	CITI	10/10/25	1.10		—	EUR	1,324	2
Currency Option USD vs CNH	Put	CITI	12/05/25	6.90		—		12,338	5,272
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		8,973	6
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		2,485	2
Currency Option USD vs JPY	Put	CITI	10/09/25	130.00		—		2,329	—
Currency Option USD vs JPY	Put	DB	10/15/25	130.00		—		2,335	2
Currency Option USD vs KRW	Put	MSI	10/13/25	1,375.00		—		622	291
Currency Option USD vs TWD	Put	MSI	10/09/25	26.00		—		1,400	1
Currency Option USD vs TWD	Put	MSI	10/09/25	27.00		—		1,552	2
Currency Option USD vs TWD	Put	MSI	11/12/25	22.00		—		3,214	7
Currency Option USD vs TWD	Put	MSI	11/19/25	23.00		—		1,533	7
Currency Option USD vs TWD	Put	MSI	11/21/25	20.00		—		768	—
Currency Option USD vs ZAR	Put	MSI	10/20/25	16.00		—		1,026	11
Total OTC Traded (cost $55,591)									$13,779

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.81%	2.81%(A)	1 Day SOFR(A)/ 4.240%	14,760	$6,417
A44

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.05%	3 Month EURIBOR(Q)/ 2.032%	2.05%(A)	EUR	8,180	$3,339
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	3.50%	3 Month EURIBOR(Q)/ 2.032%	3.50%(A)	EUR	8,180	—
2-Year Interest Rate Swap, 11/18/27	Put	CITI	11/14/25	3.54%	1 Day SOFR(A)/ 4.240%	3.54%(A)		7,375	3,884
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.61%	1 Day SOFR(A)/ 4.240%	3.61%(A)		7,650	22,841
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	7.22%	1 Day SOFR(A)/ 4.240%	7.22%(A)		7,650	42
10-Year Interest Rate Swap, 10/30/35	Put	JPM	10/28/25	4.13%	1 Day SOFR(A)/ 4.240%	4.13%(A)		1,740	242
30-Year Interest Rate Swap, 11/04/55	Put	JPM	10/31/25	4.05%	1 Day SOFR(A)/ 4.240%	4.05%(A)		885	6,776
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		108,060	12,226
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	12/17/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		118,460	123,021
Total OTC Swaptions (cost $365,914)									$178,788
Total Options Purchased (cost $24,293,659)									$33,857,686
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		22		55	$(138)
3 Month SOFR	Call	12/12/25	$99.25		6		15	(38)
Total Exchange Traded (premiums received $135)								$(176)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	10/10/25	393.00		—	EUR	1,533	$(2,845)
Currency Option EUR vs PLN	Call	CITI	10/13/25	4.27		—	EUR	1,330	(4,436)
Currency Option EUR vs PLN	Call	MSI	10/16/25	4.25		—	EUR	1,321	(9,689)
Currency Option EUR vs TRY	Call	JPM	10/16/25	52.00		—	EUR	1,321	(5,532)
Currency Option EUR vs TRY	Call	JPM	10/23/25	51.50		—	EUR	2,621	(21,397)
Currency Option EUR vs TRY	Call	JPM	10/30/25	52.00		—	EUR	4,607	(48,085)
Currency Option USD vs BRL	Call	MSI	10/09/25	5.55		—		1,552	(871)
Currency Option USD vs BRL	Call	HSBC	11/06/25	5.70		—		1,538	(4,007)
Currency Option USD vs CNH	Call	CITI	12/05/25	7.22		—		12,338	(7,936)
Currency Option USD vs JPY	Call	MSI	10/07/25	148.50		—		1,542	(4,962)
Currency Option USD vs JPY	Call	MSI	10/14/25	145.00		—		1,538	(29,964)
Currency Option USD vs KRW	Call	MSI	10/13/25	1,400.00		—		622	(4,186)
Currency Option USD vs KRW	Call	JPM	10/23/25	1,385.00		—		4,025	(61,660)
A45

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs TRY	Call	CITI	10/02/25	43.75		—		3,082	$(23)
Currency Option USD vs TRY	Call	JPM	10/15/25	42.50		—		1,555	(7,095)
Currency Option USD vs TRY	Call	CITI	10/16/25	43.00		—		3,117	(12,337)
Currency Option USD vs TRY	Call	JPM	11/11/25	44.00		—		1,552	(17,371)
Currency Option USD vs TWD	Call	MSI	10/16/25	30.10		—		1,558	(20,438)
Currency Option USD vs TWD	Call	JPM	10/22/25	30.25		—		1,548	(15,464)
Currency Option USD vs ZAR	Call	MSI	10/16/25	17.60		—		1,559	(3,422)
Currency Option EUR vs USD	Put	CITI	10/10/25	1.18		—	EUR	1,324	(6,674)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		5,728	(4,944)
Currency Option USD vs JPY	Put	CITI	10/09/25	148.00		—		2,329	(16,642)
Currency Option USD vs JPY	Put	DB	10/15/25	146.50		—		2,335	(9,618)
Currency Option USD vs TWD	Put	MSI	10/09/25	29.75		—		1,552	(440)
Currency Option USD vs TWD	Put	MSI	10/09/25	29.80		—		1,400	(464)
Currency Option USD vs TWD	Put	MSI	11/12/25	29.25		—		3,214	(5,132)
Currency Option USD vs TWD	Put	MSI	11/19/25	29.50		—		1,533	(4,301)
Currency Option USD vs TWD	Put	MSI	11/21/25	29.50		—		768	(2,280)
Currency Option USD vs ZAR	Put	MSI	10/20/25	17.40		—		1,026	(12,376)
Total OTC Traded (premiums received $575,811)									$(344,591)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.37%	1 Day SOFR(A)/ 4.240%	2.37%(A)		29,520	$(4,704)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	10/15/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		108,060	(55,738)
CDX.NA.IG.44.V1, 06/20/30	Call	RBC	12/17/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		118,460	(120,566)
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.20%	2.20%(A)	3 Month EURIBOR(Q)/ 2.032%	EUR	16,360	(518)
2-Year Interest Rate Swap, 11/18/27	Put	CITI	11/14/25	3.68%	3.68%(A)	1 Day SOFR(A)/ 4.240%		14,750	(2,119)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.86%	3.86%(A)	1 Day SOFR(A)/ 4.240%		7,650	(14,212)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	4.11%	4.11%(A)	1 Day SOFR(A)/ 4.240%		7,650	(8,679)
10-Year Interest Rate Swap, 10/30/35	Put	JPM	10/28/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.240%		3,480	(73)
30-Year Interest Rate Swap, 11/04/55	Put	JPM	10/31/25	4.17%	4.17%(A)	1 Day SOFR(A)/ 4.240%		1,770	(5,630)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)		108,060	(2,258)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)		94,360	(27,018)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)		31,370	(8,982)
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	12/17/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)		118,460	(49,926)
A46

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	20,760	$(7,914)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	5,280	(2,013)
Total OTC Swaptions (premiums received $379,710)								$(310,350)
Total Options Written (premiums received $955,656)								$(655,117)
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
376	2 Year U.S. Treasury Notes	Dec. 2025	$78,357,813	$22,812
3,061	5 Year U.S. Treasury Notes	Dec. 2025	334,246,844	363,182
1,753	10 Year U.S. Treasury Notes	Dec. 2025	197,212,500	758,882
1,055	10 Year U.S. Ultra Treasury Notes	Dec. 2025	121,407,427	1,367,539
974	20 Year U.S. Treasury Bonds	Dec. 2025	113,562,313	2,592,674
63	30 Year Euro Buxl	Dec. 2025	8,467,530	149,353
295	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	35,418,438	809,409
1,394	Mini MSCI EAFE Index	Dec. 2025	194,135,410	546,098
33	Mini MSCI Emerging Markets Index	Dec. 2025	2,243,505	10,379
100	Russell 2000 E-Mini Index	Dec. 2025	12,277,500	(132,310)
2,295	S&P 500 E-Mini Index	Dec. 2025	773,271,563	6,181,506
				12,669,524
Short Positions:
182	2 Year U.S. Treasury Notes	Dec. 2025	37,928,516	1,608
132	5 Year Euro-Bobl	Dec. 2025	18,257,558	25,229
77	10 Year Euro-Bund	Dec. 2025	11,622,966	(1,087)
167	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	20,050,438	(604,498)
319	British Pound Currency	Dec. 2025	26,817,931	113,540
113	Canadian Dollar Currency	Dec. 2025	8,147,300	66,789
1,522	Euro Currency	Dec. 2025	224,342,800	(1,371,808)
111	Euro Schatz Index	Dec. 2025	13,941,585	23,359
2	S&P 500 E-Mini Index	Dec. 2025	673,875	(7,084)
				(1,753,952)
				$10,915,572
Bond forward contract outstanding at September 30, 2025:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

U.S. Treasury Bond
5.000%, 05/15/45	JPM	12/03/25	10,140	$100.87	$10,228,374	$10,526,117	$297,743	$—
A47

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/25	GSI	BRL	45,696	$8,331,853	$8,581,636	$249,783	$—
Expiring 10/02/25	GSI	BRL	7,442	1,394,000	1,397,517	3,517	—
Expiring 11/04/25	GSI	BRL	53,138	9,921,513	9,897,606	—	(23,907)
British Pound,
Expiring 10/22/25	BNP	GBP	2,057	2,784,315	2,767,255	—	(17,060)
Expiring 10/22/25	CITI	GBP	2,238	3,010,496	3,010,139	—	(357)
Expiring 10/22/25	JPM	GBP	808	1,076,070	1,087,271	11,201	—
Canadian Dollar,
Expiring 10/22/25	BARC	CAD	985	724,330	708,658	—	(15,672)
Expiring 10/22/25	BOA	CAD	961	697,839	691,243	—	(6,596)
Chilean Peso,
Expiring 12/17/25	CACI	CLP	1,571,047	1,619,519	1,633,983	14,464	—
Chinese Renminbi,
Expiring 12/17/25	HSBC	CNH	4,964	699,818	700,225	407	—
Expiring 12/17/25	MSI	CNH	8,444	1,191,000	1,191,055	55	—
Expiring 12/17/25	SSB	CNH	3,277	461,765	462,243	478	—
Euro,
Expiring 10/22/25	CITI	EUR	3,135	3,697,612	3,685,581	—	(12,031)
Expiring 10/22/25	CITI	EUR	1,280	1,502,870	1,504,731	1,861	—
Expiring 10/22/25	GSI	EUR	280	327,802	329,549	1,747	—
Expiring 10/22/25	MSI	EUR	4,791	5,576,726	5,633,075	56,349	—
Expiring 10/22/25	MSI	EUR	2,308	2,686,113	2,712,997	26,884	—
Expiring 10/22/25	MSI	EUR	643	748,547	756,039	7,492	—
Hungarian Forint,
Expiring 10/22/25	BARC	HUF	339,636	984,772	1,021,021	36,249	—
Expiring 10/22/25	BARC	HUF	322,040	977,000	968,124	—	(8,876)
Expiring 10/22/25	BARC	HUF	261,523	772,000	786,196	14,196	—
Expiring 10/22/25	DB	HUF	266,920	799,000	802,423	3,423	—
Expiring 10/22/25	GSI	HUF	373,629	1,125,000	1,123,214	—	(1,786)
Expiring 10/22/25	GSI	HUF	330,931	1,001,000	994,852	—	(6,148)
Expiring 10/22/25	UAG	HUF	330,469	992,000	993,464	1,464	—
Expiring 10/22/25	UAG	HUF	320,287	970,000	962,856	—	(7,144)
Expiring 10/22/25	UAG	HUF	318,190	965,000	956,552	—	(8,448)
Indian Rupee,
Expiring 12/17/25	BOA	INR	210,952	2,366,500	2,363,234	—	(3,266)
Expiring 12/17/25	BOA	INR	85,133	965,000	953,722	—	(11,278)
Expiring 12/17/25	CITI	INR	76,491	858,150	856,908	—	(1,242)
Expiring 12/17/25	HSBC	INR	173,393	1,943,000	1,942,473	—	(527)
Expiring 12/17/25	HSBC	INR	85,244	961,000	954,958	—	(6,042)
Expiring 12/17/25	SCB	INR	1,926,287	21,732,195	21,579,621	—	(152,574)
Expiring 12/17/25	SCB	INR	177,379	1,990,000	1,987,121	—	(2,879)
Indonesian Rupiah,
Expiring 12/17/25	HSBC	IDR	35,292,250	2,150,000	2,110,601	—	(39,399)
Expiring 12/17/25	HSBC	IDR	31,609,292	1,892,500	1,890,348	—	(2,152)
Expiring 12/17/25	HSBC	IDR	29,890,770	1,820,000	1,787,574	—	(32,426)
Expiring 12/17/25	HSBC	IDR	25,791,983	1,565,000	1,542,452	—	(22,548)
Expiring 12/17/25	HSBC	IDR	19,581,529	1,191,000	1,171,045	—	(19,955)
Expiring 12/17/25	HSBC	IDR	18,399,253	1,099,500	1,100,340	840	—
Japanese Yen,
Expiring 10/22/25	CITI	JPY	120,734	826,804	818,402	—	(8,402)
Expiring 10/22/25	MSI	JPY	594,466	4,033,871	4,029,632	—	(4,239)
Expiring 10/22/25	MSI	JPY	18,906	128,292	128,157	—	(135)
New Taiwanese Dollar,
Expiring 12/17/25	JPM	TWD	74,093	2,475,135	2,446,619	—	(28,516)
New Zealand Dollar,
Expiring 10/22/25	BARC	NZD	333	199,175	192,996	—	(6,179)
A48

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	12,615	$3,581,226	$3,625,812	$44,586	$—
Expiring 12/17/25	CITI	PEN	6,307	1,793,362	1,812,906	19,544	—
Expiring 12/17/25	CITI	PEN	5,014	1,423,000	1,441,052	18,052	—
Expiring 12/17/25	SCB	PEN	5,062	1,440,000	1,454,915	14,915	—
Expiring 12/17/25	SSB	PEN	6,307	1,789,648	1,812,906	23,258	—
Philippine Peso,
Expiring 12/17/25	MSI	PHP	642,034	11,167,453	10,981,498	—	(185,955)
Expiring 12/17/25	SCB	PHP	58,511	1,022,000	1,000,787	—	(21,213)
South African Rand,
Expiring 12/17/25	BARC	ZAR	33,006	1,877,023	1,900,528	23,505	—
South Korean Won,
Expiring 12/17/25	JPM	KRW	407,381	294,709	291,178	—	(3,531)
Thai Baht,
Expiring 12/17/25	JPM	THB	38,823	1,209,000	1,205,787	—	(3,213)
				$128,832,503	$128,743,077	574,270	(663,696)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/25	BARC	AUD	2,319	$1,514,050	$1,534,863	$—	$(20,813)
Brazilian Real,
Expiring 10/02/25	GSI	BRL	53,138	9,998,615	9,979,154	19,461	—
British Pound,
Expiring 10/22/25	BARC	GBP	6,632	8,892,621	8,921,159	—	(28,538)
Expiring 10/22/25	MSI	GBP	1,328	1,788,000	1,786,610	1,390	—
Expiring 10/22/25	TD	GBP	8,671	11,624,426	11,662,598	—	(38,172)
Canadian Dollar,
Expiring 10/22/25	BARC	CAD	5,434	3,995,567	3,909,117	86,450	—
Chilean Peso,
Expiring 12/17/25	BOA	CLP	887,704	923,000	923,265	—	(265)
Expiring 12/17/25	HSBC	CLP	1,942,783	2,047,000	2,020,611	26,389	—
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	11,598	1,639,000	1,635,915	3,085	—
Expiring 12/17/25	HSBC	CNH	71,495	10,086,525	10,084,854	1,671	—
Expiring 12/17/25	TD	CNH	132,160	18,644,494	18,641,931	2,563	—
Colombian Peso,
Expiring 12/17/25	GSI	COP	1,792,603	448,151	452,456	—	(4,305)
Expiring 12/17/25	GSI	COP	1,581,541	394,272	399,184	—	(4,912)
Czech Koruna,
Expiring 10/22/25	BARC	CZK	96,636	4,576,732	4,663,075	—	(86,343)
Euro,
Expiring 10/22/25	BARC	EUR	43,131	50,427,640	50,707,510	—	(279,870)
Expiring 10/22/25	BARC	EUR	10,152	11,869,234	11,935,108	—	(65,874)
Expiring 10/22/25	BOA	EUR	651	748,451	764,829	—	(16,378)
Expiring 10/22/25	DB	EUR	31,939	37,605,924	37,549,835	56,089	—
Expiring 10/22/25	JPM	EUR	7,518	8,849,423	8,838,164	11,259	—
Expiring 10/22/25	MSI	EUR	2,014	2,353,200	2,367,959	—	(14,759)
Expiring 10/22/25	MSI	EUR	1,525	1,795,832	1,793,213	2,619	—
Expiring 10/22/25	MSI	EUR	987	1,158,622	1,160,451	—	(1,829)
Expiring 10/22/25	SSB	EUR	43,131	50,652,352	50,707,511	—	(55,159)
Expiring 10/22/25	SSB	EUR	10,152	11,922,124	11,935,107	—	(12,983)
Expiring 10/22/25	SSB	EUR	1,747	2,024,000	2,054,299	—	(30,299)
A49

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/22/25	UAG	EUR	42,021	$49,450,586	$49,402,215	$48,371	$—
Expiring 10/22/25	UAG	EUR	9,890	11,639,263	11,627,878	11,385	—
Hungarian Forint,
Expiring 10/22/25	UAG	HUF	632,612	1,894,000	1,901,773	—	(7,773)
Expiring 10/22/25	UAG	HUF	329,532	987,000	990,646	—	(3,646)
Indian Rupee,
Expiring 12/17/25	BOA	INR	135,658	1,531,000	1,519,737	11,263	—
Expiring 12/17/25	SCB	INR	146,152	1,652,000	1,637,302	14,698	—
Indonesian Rupiah,
Expiring 12/17/25	JPM	IDR	22,457,435	1,358,677	1,343,034	15,643	—
Expiring 12/17/25	JPM	IDR	18,513,702	1,120,081	1,107,185	12,896	—
Expiring 12/17/25	SCB	IDR	23,002,943	1,393,000	1,375,657	17,343	—
Mexican Peso,
Expiring 12/17/25	BARC	MXN	4,013	212,991	217,315	—	(4,324)
Expiring 12/17/25	DB	MXN	21,276	1,129,737	1,152,133	—	(22,396)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	6,606	1,887,000	1,898,821	—	(11,821)
Expiring 12/17/25	CITI	PEN	4,574	1,309,000	1,314,687	—	(5,687)
Expiring 12/17/25	CITI	PEN	4,559	1,303,000	1,310,309	—	(7,309)
Expiring 12/17/25	CITI	PEN	4,456	1,271,000	1,280,833	—	(9,833)
Expiring 12/17/25	CITI	PEN	3,855	1,100,000	1,108,119	—	(8,119)
Expiring 12/17/25	CITI	PEN	3,488	999,000	1,002,562	—	(3,562)
Expiring 12/17/25	SCB	PEN	4,581	1,311,000	1,316,805	—	(5,805)
Expiring 12/17/25	SSB	PEN	4,628	1,316,000	1,330,213	—	(14,213)
Philippine Peso,
Expiring 12/17/25	CITI	PHP	85,181	1,460,500	1,456,952	3,548	—
Expiring 12/17/25	CITI	PHP	82,986	1,421,500	1,419,407	2,093	—
Expiring 12/17/25	MSI	PHP	40,218	689,850	687,903	1,947	—
Polish Zloty,
Expiring 10/22/25	BARC	PLN	3,745	1,026,000	1,029,961	—	(3,961)
Singapore Dollar,
Expiring 12/17/25	BOA	SGD	1,162	910,000	906,321	3,679	—
Expiring 12/17/25	JPM	SGD	2,320	1,824,000	1,809,231	14,769	—
Expiring 12/17/25	MSI	SGD	29,402	23,017,648	22,925,501	92,147	—
Expiring 12/17/25	UAG	SGD	1,290	1,011,000	1,006,204	4,796	—
South Korean Won,
Expiring 12/17/25	JPM	KRW	797,897	577,216	570,300	6,916	—
Thai Baht,
Expiring 12/17/25	CITI	THB	31,923	1,008,000	991,468	16,532	—
Expiring 12/17/25	CITI	THB	30,729	974,000	954,380	19,620	—
Expiring 12/17/25	HSBC	THB	161,186	5,018,323	5,006,156	12,167	—
Expiring 12/17/25	HSBC	THB	4,196	130,638	130,321	317	—
Expiring 12/17/25	MSI	THB	161,186	5,116,042	5,006,156	109,886	—
Expiring 12/17/25	MSI	THB	26,027	826,000	808,361	17,639	—
Expiring 12/17/25	MSI	THB	4,196	133,182	130,321	2,861	—
				$383,987,489	$384,104,945	651,492	(768,948)
						$1,225,762	$(1,432,644)
A50

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/22/25	Buy	EUR	1,533	HUF	605,980	$—	$(19,414)	CITI
Credit default swap agreements outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/30	1.000%(Q)	500	$55,863	$12	$55,851	MSI
Dominican Republic	06/20/30	1.000%(Q)	500	6,628	12	6,616	MSI
Emirate of Abu Dhabi	06/20/30	1.000%(Q)	500	(15,883)	12	(15,895)	MSI
Federal Republic of Nigeria	06/20/30	1.000%(Q)	500	58,200	12	58,188	MSI
Federation of Malaysia	06/20/30	1.000%(Q)	750	(19,971)	19	(19,990)	MSI
Federative Republic of Brazil	06/20/30	1.000%(Q)	2,250	22,572	56	22,516	MSI
Kingdom of Bahrain	06/20/30	1.000%(Q)	500	10,977	12	10,965	MSI
Kingdom of Morocco	06/20/30	1.000%(Q)	500	(7,264)	12	(7,276)	MSI
Kingdom of Saudi Arabia	06/20/30	1.000%(Q)	1,250	(20,155)	31	(20,186)	MSI
People’s Republic of China	06/20/30	1.000%(Q)	2,250	(64,018)	56	(64,074)	MSI
Republic of Argentina	06/20/30	1.000%(Q)	500	213,291	12	213,279	MSI
Republic of Chile	06/20/30	1.000%(Q)	1,500	(35,303)	37	(35,340)	MSI
Republic of Colombia	06/20/30	1.000%(Q)	1,750	55,896	44	55,852	MSI
Republic of Indonesia	06/20/30	1.000%(Q)	2,000	(21,210)	50	(21,260)	MSI
Republic of Ivory Coast	06/20/30	1.000%(Q)	500	43,472	12	43,460	MSI
Republic of Panama	06/20/30	1.000%(Q)	500	6,179	12	6,167	MSI
Republic of Peru	06/20/30	1.000%(Q)	750	(11,915)	19	(11,934)	MSI
Republic of Philippines	06/20/30	1.000%(Q)	750	(14,787)	19	(14,806)	MSI
Republic of South Africa	06/20/30	1.000%(Q)	2,250	48,180	56	48,124	MSI
Republic of Turkey	06/20/30	1.000%(Q)	2,250	129,692	56	129,636	MSI
Sultanate of Oman	06/20/30	1.000%(Q)	500	(7,408)	12	(7,420)	MSI
United Mexican States	06/20/30	1.000%(Q)	2,250	(17,303)	56	(17,359)	MSI
				$415,733	$619	$415,114

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.43.V1	06/20/30	1.000%(Q)	25,000	1.366%	$(380,351)	$(5,118)	$(375,233)	MSI
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)	1,535	$(38,109)	$(11,682)	$(26,427)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)	1,535	(40,285)	(10,197)	(30,088)	JPM
A51

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		1,400	$10,778	$53,830	$(43,052)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		850	(13,089)	10,150	(23,239)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	410	(10,226)	(6,658)	(3,568)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		3,400	(2,159)	214,068	(216,227)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		2,200	(1,397)	135,558	(136,955)	MSI
					$(94,487)	$385,069	$(479,556)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		770	0.329%	$22,744	$20,037	$2,707	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		1,915	0.222%	3,796	3,459	337	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	3,285	0.257%	21,673	18,813	2,860	GSI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	595	0.257%	3,926	3,408	518	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		2,785	0.305%	23,975	23,443	532	GSI
Commerzbank AG	12/20/25	1.000%(Q)	EUR	650	0.147%	1,647	1,477	170	BARC
Commerzbank AG	12/20/25	1.000%(Q)	EUR	590	0.147%	1,495	1,326	169	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		300	0.389%	1,388	1,282	106	BARC
Kingdom of Norway	12/20/25	—%(Q)		1,640	0.033%	(120)	(178)	58	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		60	0.251%	226	216	10	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		60	0.261%	333	318	15	CITI
Oracle Corp.	06/20/30	1.000%(Q)		340	0.528%	7,060	7,312	(252)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		3,070	0.301%	75,995	28,393	47,602	JPM
Republic of Estonia	12/20/26	1.000%(Q)		450	0.150%	4,719	1,039	3,680	JPM
Republic of France	06/20/34	0.250%(Q)		1,600	0.648%	(46,902)	(30,752)	(16,150)	CITI
Republic of France	12/20/34	0.250%(Q)		4,270	0.676%	(139,977)	(134,703)	(5,274)	BOA
Republic of France	12/20/34	0.250%(Q)		3,975	0.676%	(130,306)	(87,832)	(42,474)	BOA
Republic of France	06/20/35	0.250%(Q)		875	0.701%	(31,607)	(30,036)	(1,571)	BARC
Republic of Italy	12/20/34	1.000%(Q)		285	0.706%	6,513	(1,633)	8,146	CITI
Republic of Italy	12/20/34	1.000%(Q)		285	0.706%	6,513	(1,633)	8,146	CITI
Republic of Panama	12/20/26	1.000%(Q)		1,430	0.614%	7,056	1,004	6,052	CITI
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	1,540	0.150%	515	555	(40)	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	680	0.170%	512	751	(239)	BARC
						$(158,826)	$(173,934)	$15,108

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	55,480	0.519%	$1,244,470	$1,275,097	$30,627

A52

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500%(M)	2,000	*	$(26,587)	$(49,045)	$22,458	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	1,930	*	(25,683)	(24,333)	(1,350)	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	2,500	*	2,431	2,943	(512)	GSI
					$(49,839)	$(70,435)	$20,596
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,590	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 3.746%	$(77,671)	$(63,691)	$13,980
AUD	4,855	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/ 3.746%	—	(404,495)	(404,495)
AUD	3,085	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 3.746%	(213,417)	(201,280)	12,137
AUD	2,230	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 3.746%	(154,976)	(161,798)	(6,822)
CAD	9,015	02/17/26	1.060%(S)	1 Day CORRA(2)(S)/ 2.560%	19,348	(55,745)	(75,093)
CAD	1,340	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 2.560%	(1,811)	29,358	31,169
CAD	2,900	12/03/32	3.450%(S)	1 Day CORRA(2)(S)/ 2.560%	78,240	109,612	31,372
CAD	1,825	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 2.560%	27,810	(74,745)	(102,555)
A53

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest rate swap agreements outstanding at September 30, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	1,300	12/03/38	3.550%(S)	1 Day CORRA(1)(S)/ 2.560%	$(28,984)	$(53,175)	$(24,191)
CAD	3,100	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 2.560%	(97,448)	115,152	212,600
CAD	1,535	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.560%	53,819	35,019	(18,800)
CAD	775	12/03/52	3.300%(S)	1 Day CORRA(2)(S)/ 2.560%	(7,742)	10,673	18,415
CAD	165	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 2.560%	(191)	2,491	2,682
CHF	3,250	02/19/31	(0.042)%(A)	1 Day SARON(2)(S)/ (0.045)%	(3,234)	(66,767)	(63,533)
CHF	1,000	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ (0.045)%	—	163,325	163,325
CHF	1,815	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.045)%	(125,659)	(187,000)	(61,341)
CHF	1,330	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.045)%	—	(4,044)	(4,044)
CHF	2,270	07/04/35	0.519%(A)	1 Day SARON(2)(A)/ (0.045)%	—	25,478	25,478
CLP	469,700	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)/ 4.750%	—	(17,594)	(17,594)
CNH	500,485	02/23/26	2.921%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	(154)	471,346	471,500
CNH	30,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.450%	—	(3,429)	(3,429)
CNH	15,560	08/01/27	2.420%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	37,205	37,205
CNH	30,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	69,605	69,605
CNH	134,045	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	636,839	636,839
CNH	12,190	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	56,028	56,028
CNH	128,445	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	150,612	495,329	344,717
CNH	20,000	05/15/28	2.548%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	73,137	73,137
CNH	179,885	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	813,258	952,133	138,875
CNH	26,570	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	—	56,002	56,002
CNH	59,045	11/11/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	(1,724)	(43,077)	(41,353)
CNH	28,800	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	4,781	(22,889)	(27,670)
CNH	110,040	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	(31,288)	(98,754)	(67,466)
CZK	23,000	05/09/27	4.989%(A)	6 Month PRIBOR(2)(S)/ 3.500%	—	29,523	29,523
CZK	12,000	08/08/29	3.142%(A)	6 Month PRIBOR(2)(S)/ 3.500%	—	(15,176)	(15,176)
DKK	7,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.187%	(24,522)	(78,272)	(53,750)
DKK	1,340	07/10/35	3.200%(A)	6 Month CIBOR(2)(S)/ 2.187%	5,967	7,972	2,005
EUR	6,780	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.916%	—	(88,917)	(88,917)
EUR	3,105	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.916%	—	(1,547)	(1,547)
EUR	3,939	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 1.916%	(1,089)	(517,860)	(516,771)
EUR	2,160	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 1.916%	14,753	209,318	194,565
EUR	11,110	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.916%	(275,198)	(338,302)	(63,104)
EUR	14,525	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.096%	—	793,710	793,710
EUR	6,515	02/15/34	2.192%(A)	1 Day EuroSTR(1)(A)/ 1.916%	—	116,718	116,718
EUR	11,875	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 1.916%	—	167,694	167,694
EUR	9,353	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 1.916%	—	107,461	107,461
EUR	210	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 1.916%	672	3,625	2,953
EUR	7,965	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.916%	201,615	198,951	(2,664)
EUR	8,400	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.096%	—	(357,518)	(357,518)
EUR	1,780	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.096%	—	408,942	408,942
EUR	1,780	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.032%	—	(406,686)	(406,686)
EUR	4,316	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.096%	—	967,309	967,309
EUR	4,316	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.032%	—	(962,415)	(962,415)
A54

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest rate swap agreements outstanding at September 30, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	2,275	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.096%	$—	$384,436	$384,436
EUR	2,275	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.032%	—	(378,715)	(378,715)
EUR	3,000	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.096%	2,488	(58,000)	(60,488)
EUR	3,000	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.032%	(1,361)	89,745	91,106
EUR	2,770	05/11/46	1.150%(A)	1 Day EuroSTR(2)(A)/ 1.916%	(20,957)	(858,615)	(837,658)
EUR	2,120	05/11/50	2.600%(A)	1 Day EuroSTR(2)(A)/ 1.916%	17,995	(80,202)	(98,197)
EUR	2,250	05/11/51	1.200%(A)	1 Day EuroSTR(1)(A)/ 1.916%	20,621	787,111	766,490
EUR	555	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 1.916%	(43,645)	(199,008)	(155,363)
EUR	4,815	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.096%	(3,423)	393,164	396,587
EUR	1,875	05/11/55	2.500%(A)	1 Day EuroSTR(1)(A)/ 1.916%	11,937	123,564	111,627
GBP	9,092	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.967%	(339,945)	365,468	705,413
GBP	265	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.967%	2,627	10,652	8,025
GBP	1,945	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 3.967%	(100,132)	(142,704)	(42,572)
GBP	4,995	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 3.967%	975,234	518,167	(457,067)
GBP	3,000	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.967%	370,590	404,941	34,351
GBP	270	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 3.967%	(16,522)	(62,033)	(45,511)
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)/ 3.967%	—	(1,302,969)	(1,302,969)
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)/ 3.967%	(58)	(1,475,095)	(1,475,037)
GBP	800	05/08/45	3.950%(A)	1 Day SONIA(2)(A)/ 3.967%	(41,102)	(86,820)	(45,718)
GBP	1,720	02/17/51	0.768%(A)	1 Day SONIA(2)(A)/ 3.967%	(42)	(1,392,958)	(1,392,916)
GBP	2,000	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 3.967%	(1,050,291)	(1,480,583)	(430,292)
HUF	200,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)/ 6.480%	(15,127)	(116,415)	(101,288)
ILS	2,935	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.500%	826	3,420	2,594
JPY	640,000	07/08/27	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(30,645)	(78,830)	(48,185)
JPY	900,000	07/08/27	0.500%(A)	1 Day TONAR(1)(A)/ 0.477%	23,947	44,544	20,597
JPY	2,000,000	02/24/28	0.050%(S)	1 Day TONAR(2)(S)/ 0.477%	(554)	(330,770)	(330,216)
JPY	734,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.477%	—	47,471	47,471
JPY	685,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(61,044)	(143,773)	(82,729)
JPY	493,400	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(73,704)	(73,704)
JPY	435,000	07/08/29	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.477%	90,292	130,354	40,062
JPY	1,620,500	02/19/31	0.135%(S)	1 Day TONAR(2)(S)/ 0.477%	(3,061)	(655,178)	(652,117)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(2)(S)/ 0.477%	(2,911)	(647,660)	(644,749)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(1)(S)/ 0.477%	918,041	646,644	(271,397)
JPY	450,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.477%	(51,309)	(75,036)	(23,727)
JPY	510,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	(199,623)	(322,379)	(122,756)
JPY	1,364,000	02/19/36	0.290%(S)	1 Day TONAR(2)(S)/ 0.477%	(7,438)	(1,153,558)	(1,146,120)
JPY	400,000	07/08/37	0.150%(A)	1 Day TONAR(1)(A)/ 0.477%	238,416	431,013	192,597
JPY	20,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.477%	(15,127)	(23,449)	(8,322)
JPY	1,515,000	02/19/41	0.418%(S)	1 Day TONAR(2)(S)/ 0.477%	(13,162)	(2,107,211)	(2,094,049)
JPY	800,000	07/08/42	0.300%(A)	1 Day TONAR(1)(A)/ 0.477%	443,919	1,316,922	873,003
JPY	170,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.477%	(164,995)	(304,071)	(139,076)
JPY	240,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.477%	(6,679)	(134,719)	(128,040)
JPY	145,000	07/08/45	1.600%(A)	1 Day TONAR(2)(A)/ 0.477%	(40,100)	(84,841)	(44,741)
JPY	666,500	02/19/46	0.499%(S)	1 Day TONAR(2)(S)/ 0.477%	(7,269)	(1,320,018)	(1,312,749)
JPY	410,500	02/19/46	0.499%(S)	1 Day TONAR(1)(S)/ 0.477%	5,785	812,239	806,454
JPY	230,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(259,060)	(520,075)	(261,015)
JPY	685,500	02/19/51	0.553%(S)	1 Day TONAR(2)(S)/ 0.477%	(8,554)	(1,707,239)	(1,698,685)
JPY	200,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(253,762)	(538,942)	(285,180)
JPY	94,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.477%	—	175,099	175,099
JPY	355,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.477%	18,547	(345,481)	(364,028)
JPY	210,000	09/01/55	2.485%(A)	1 Day TONAR(2)(A)/ 0.477%	—	11,574	11,574
KRW	765,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	—	9,135	9,135
KRW	7,880,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	—	(326,477)	(326,477)
KRW	1,215,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	—	(50,361)	(50,361)
KRW	1,640,250	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	(20,937)	35,117	56,054
KRW	420,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	—	19,925	19,925
KRW	4,551,530	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	(10,003)	104,052	114,055
A55

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest rate swap agreements outstanding at September 30, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	2,592,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.570%	$95,769	$70,014	$(25,755)
MXN	54,940	12/25/25	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.862%	1,684	(16,003)	(17,687)
MXN	6,685	12/30/25	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.862%	87	738	651
MXN	54,940	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.862%	—	(8,538)	(8,538)
MXN	6,685	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.862%	—	11,409	11,409
NOK	3,845	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)/ 4.230%	—	(42,721)	(42,721)
NZD	1,515	02/22/31	1.584%(S)	3 Month BBR(2)(Q)/ 2.788%	—	(71,008)	(71,008)
NZD	1,000	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.788%	35,729	42,606	6,877
NZD	2,380	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.788%	—	46,449	46,449
PLN	5,595	05/11/27	4.400%(A)	6 Month WIBOR(2)(S)/ 4.580%	(3,713)	1,900	5,613
PLN	2,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)/ 4.580%	(11,420)	(75,252)	(63,832)
SEK	14,000	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)/ 1.886%	—	(128,668)	(128,668)
SGD	2,135	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 1.199%	8,618	(41,898)	(50,516)
SGD	340	09/10/35	2.500%(S)	1 Day SORA(2)(S)/ 1.199%	14,051	17,413	3,362
SGD	200	09/11/35	1.720%(S)	1 Day SORA(2)(S)/ 1.199%	—	(898)	(898)
SGD	425	09/15/35	1.680%(S)	1 Day SORA(2)(S)/ 1.199%	—	(3,155)	(3,155)
SGD	870	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 1.199%	—	(6,474)	(6,474)
SGD	590	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 1.199%	—	(3,200)	(3,200)
THB	199,305	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 1.494%	—	(1,375)	(1,375)
THB	94,000	02/19/31	1.380%(Q)	1 Day THOR(2)(Q)/ 1.494%	—	33,893	33,893
THB	32,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.494%	—	129,592	129,592
THB	28,780	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.494%	—	107,989	107,989
THB	21,225	09/10/34	2.350%(Q)	1 Day THOR(2)(Q)/ 1.494%	24,602	54,098	29,496
THB	22,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.494%	—	46,305	46,305
THB	7,035	09/10/35	2.400%(Q)	1 Day THOR(2)(Q)/ 1.494%	18,706	19,502	796
TWD	109,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	23,542	23,542
	13,430	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.240%	4,681	30,419	25,738
	7,410	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.240%	—	56,520	56,520
	53,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.240%	158,279	373,202	214,923
	6,170	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.240%	42,088	43,447	1,359
	102,695	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(658,791)	(658,791)
	51,800	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 4.240%	—	28,919	28,919
	16,425	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.240%	3,038	(168,524)	(171,562)
	13,870	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(142,309)	(142,309)
	52,280	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.240%	10,498	878,828	868,330
	6,537	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.240%	—	405,274	405,274
	9,730	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(184,067)	(184,067)
	7,560	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(227,268)	(227,268)
	7,870	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(187,970)	(187,970)
	32,535	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.240%	(34,593)	(994,731)	(960,138)
	3,150	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(83,104)	(83,104)
	8,120	05/11/30	4.150%(A)	1 Day SOFR(1)(A)/ 4.240%	36,079	(264,129)	(300,208)
	1,400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(39,436)	(39,436)
	2,440	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(47,130)	(47,130)
	1,780	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/ 4.240%	—	34,236	34,236
	1,760	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(30,988)	(30,988)
	6,950	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.240%	—	(55,487)	(55,487)
	28,785	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.240%	—	56,050	56,050
	3,200	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 4.240%	(134,030)	12,068	146,098
	4,110	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.240%	(1,587,086)	(1,715,191)	(128,105)
	17,740	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.240%	(124,149)	(549,755)	(425,606)
	4,768	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.240%	—	35,865	35,865
	800	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(9,892)	(9,892)
A56

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest rate swap agreements outstanding at September 30, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,545	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.240%	$(8,727)	$(28,781)	$(20,054)
4,005	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.240%	1,828,150	1,836,515	8,365
3,790	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.240%	1,661,546	1,737,926	76,380
15,510	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.240%	64,056	437,678	373,622
24,515	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.240%	358,525	691,791	333,266
1,549	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.240%	—	84,769	84,769
15,705	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.240%	121,736	693,724	571,988
21,940	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.240%	—	538,725	538,725
2,495	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.240%	121,784	43,396	(78,388)
1,685	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.240%	17,418	118,197	100,779
2,540	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.240%	11,445	117,555	106,110
				$3,413,045	$(6,514,542)	$(9,927,587)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	12,822	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(57,712)	$—	$(57,712)	GSI
BRL	12,822	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	52,481	—	52,481	GSI
CNH	10,500	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	61,601	—	61,601	MSI
CNH	11,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.450%	52,543	—	52,543	MSI
MYR	4,755	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	35,311	(5)	35,316	MSI
MYR	9,500	02/17/31	2.875%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	(43,276)	(70)	(43,206)	JPM
MYR	1,310	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	6,298	—	6,298	JPM
MYR	1,000	07/29/35	3.330%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	(2,048)	(1)	(2,047)	JPM
					$105,198	$(76)	$105,274

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 3.940%	BOA	04/01/26	21,228	$(2,323)	$—	$(2,323)
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 3.640%	GSI	12/16/25	(30,144)	364,241	—	364,241
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	JPM	11/06/25	22,975	103,858	—	103,858
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.290%	JPM	11/13/25	10,588	52,934	—	52,934
A57

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Total return swap agreements outstanding at September 30, 2025 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +19.5bps(T)/ 4.285%	CITI	12/12/25	41,160	$559,316	$—	$559,316
					$1,078,026	$—	$1,078,026
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A58